REGISTRATION STATEMENT NO. 333-56958
                                                                       811-07411
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-6

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 6 TO

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 47 TO


              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b)

[ X ]    on May 2, 2005 pursuant to paragraph (b)

[   ]   __ days after filing pursuant to paragraph (a)(1)

[   ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Travelers Variable Survivorship Life II


Contract Prospectus
May 2, 2005


    The Travelers Life and Annuity Company, The Travelers Insurance Company, One Cityplace, Hartford, Connecticut 06103-3415 o Telephone: (800) 334-4298

                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II

                             MAY 2, 2005 PROSPECTUS
         LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                            ISSUED TO INDIVIDUALS BY:
  THE TRAVELERS INSURANCE COMPANY -- THE TRAVELERS FUND UL (A SEPARATE ACCOUNT)
                                       OR
       THE TRAVELERS LIFE AND ANNUITY COMPANY -- THE TRAVELERS FUND UL II
                              (A SEPARATE ACCOUNT)

This prospectus describes information you should know before you purchase Travelers Variable Survivorship Life II (the Policy), a flexible premium variable life insurance policy issued by The Travelers Insurance Company (TIC) or The Travelers Life and Annuity Company (TLAC). TLAC does not solicit or issue insurance products in the state of New York. Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed to provide insurance protection on two individuals (the Insureds) and to build Cash Value. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Last Surviving Insured (last Insured). Premium Payments are flexible in both frequency and amount. You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS) (listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.



Capital Appreciation Fund                                         SCUDDER INVESTMENT VIT FUNDS
Managed Assets Trust                                                 EAFE(R) Equity Index Fund -- Class A Shares
Money Market Portfolio                                               Small Cap Index Fund -- Class A Shares
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.              SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   AllianceBernstein Large Cap Growth Portfolio -- Class B(1)        Multiple Discipline Portfolio -- All Cap Growth and Value
AMERICAN FUNDS INSURANCE SERIES                                      Multiple Discipline Portfolio -- Balanced All Cap Growth and
   Global Growth Fund -- Class 2 Shares                                 Value
   Growth Fund -- Class 2 Shares                                  THE MERGER FUND VL
   Growth-Income Fund -- Class 2 Shares                              The Merger Fund VL
DELAWARE VIP TRUST                                                THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                        Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                     Equity Income Portfolio
Dreyfus Variable Investment Fund -- Appreciation Portfolio --        Large Cap Portfolio
   Initial Shares                                                    Managed Allocation Series: Aggressive Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders            Managed Allocation Series: Conservative Portfolio
     Portfolio -- Initial Shares(2)                                  Managed Allocation Series: Moderate-Aggressive Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                 Managed Allocation Series: Moderate-Conservative Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                   MFS Mid Cap Growth Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares    Pioneer Fund Portfolio(5)
   Templeton Foreign Securities Fund -- Class 2 Shares               Style Focus Series: Small Cap Growth Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST                               U.S. Government Securities Portfolio
   Goldman Sachs Capital Growth Fund(3)                           TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                                         AIM Capital Appreciation Portfolio
   Equity Index Portfolio -- Class I Shares                          MFS Total Return Portfolio
   Fundamental Value Portfolio                                       Pioneer Strategic Income Portfolio(6)
JANUS ASPEN SERIES                                                   Smith Barney Aggressive Growth Portfolio
   Mid Cap Growth Portfolio -- Service Shares(4)                     Smith Barney High Income Portfolio
LAZARD RETIREMENT SERIES, INC.                                       Smith Barney Large Capitalization Growth Portfolio
   Lazard Retirement Small Cap Portfolio                             Strategic Equity Portfolio(7)
PIMCO VARIABLE INSURANCE TRUST                                    VAN KAMPEN LIFE INVESTMENT TRUST
   Real Return Portfolio -- Administrative Class                      Comstock Portfolio Class II Shares
   Total Return Portfolio -- Administrative Class                 VANGUARD VARIABLE INSURANCE FUND
PIONEER VARIABLE CONTRACTS TRUST                                      Mid-Cap Index Portfolio
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares             Total Stock Market Index Portfolio
PUTNAM VARIABLE TRUST                                             VARIABLE INSURANCE PRODUCTS FUND
   Putnam VT Small Cap Value Fund -- Class IB Shares                  Contrafund(R) Portfolio -- Service Class
                                                                      Mid Cap Portfolio -- Service Class 2
--------------
(1)   Formerly AllianceBernstein Premier Growth Portfolio --      (5)  Formerly Utilities Portfolio
      Class B                                                     (6)  Formerly Putnam Diversified Income Portfolio
(2)   Formerly Small Cap Portfolio -- Initial Shares              (7)  Formerly Alliance Growth Portfolio
(3)   Formerly Ayco Growth Fund
(4)   Formerly Aggressive Growth Portfolio -- Service Shares

To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, 3CP Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE LIFE INSURANCE POLICIES ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY. REPLACING ANY EXISTING LIFE INSURANCE POLICY WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE.

                                TABLE OF CONTENTS

SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..........................     4
Policy Summary .........................................................     4
Principal Policy Benefits...............................................     4
Principal Policy Risks..................................................     6
Fund Company Risks......................................................     7
FEE TABLES..............................................................     8
Transaction Fees........................................................     8
Periodic Charges other than Fund Operating Expenses.....................     9
Charges for Optional Riders.............................................    10
Fund Charges and Expenses...............................................    13
DESCRIPTION OF THE COMPANIES, SEPARATE ACCOUNTS AND FUNDS...............    18
The Insurance Companies.................................................    18
The Separate Accounts and Their Investment Options......................    19
The Funds...............................................................    19
Voting Rights...........................................................    25
Conflicts of Interest...................................................    25
The Fixed Account.......................................................    25
POLICY CHARGES AND DEDUCTIONS...........................................    26
Charges Against Premium.................................................    26
Charges Against Cash Value..............................................    27
Charges Against the Separate Account....................................    28
Fund Charges............................................................    28
Modification, Reserved Rights, and Other Charges........................    28
POLICY DESCRIPTION......................................................    29
Applying for a Policy...................................................    29
When Coverage Begins....................................................    29
Right to Cancel (free look period)......................................    30
Tax Free `Section 1035' Exchanges.......................................    30
Ownership/Policy Rights.................................................    30
PREMIUMS................................................................    32
Amount, Frequency and Duration of Premium Payments......................    32
Allocation of Premium Payments..........................................    32
VALUES UNDER YOUR POLICY................................................    33
Cash Value..............................................................    33
Investment Option Valuation.............................................    33
Fixed Account Valuation.................................................    34
Loan Account Valuation..................................................    34
TRANSFERS...............................................................    34
Transfers of Cash Value.................................................    34
Transfer of Cash Value from the Fixed Account to the Investment Options.    36
Transfer of Cash Value from the Investment Options to the Fixed Account.    36
Telephone Transfers.....................................................    36
Dollar-Cost Averaging (DCA Program).....................................    36
Portfolio Rebalancing...................................................    37

DEATH BENEFIT...........................................................    37
Death Benefit Examples..................................................    38
Changing the Death Benefit Option.......................................    38
Paying the Death Benefit and Payment Options............................    38
BENEFITS AT MATURITY....................................................    39
OTHER BENEFITS..........................................................    39
Exchange Option.........................................................    39
Riders..................................................................    40
POLICY SURRENDERS.......................................................    42
Full Surrender..........................................................    42
Partial Surrender.......................................................    42
Policy Loans............................................................    42
Loan Conditions.........................................................    42
Effects of Loans........................................................    43
LAPSE AND REINSTATEMENT.................................................    44
Lapse...................................................................    44
Grace Period............................................................    44
Lapse Protection Guarantee Rider........................................    44
Reinstatement...........................................................    44
FEDERAL TAX CONSIDERATIONS..............................................    45
Potential Benefits of Life Insurance....................................    45
Tax Status of the Policy................................................    46
Tax Treatment of Policy Benefits........................................    46
OTHER TAX CONSIDERATIONS................................................    49
Insurable Interest......................................................    49
The Company's Income Taxes..............................................    49
Alternative Minimum Tax.................................................    49
DISTRIBUTION & COMPENSATION.............................................    49
Distribution............................................................    49
Compensation -- General.................................................    50
Compensation -- Types...................................................    51
OTHER POLICY INFORMATION................................................    52
Payment and Suspension of Valuation.....................................    52
Policy Statements.......................................................    52
Limits on Right to Contest and Suicide Exclusion........................    52
Misstatement as to Sex and Age..........................................    52
Policy Changes..........................................................    52
Emergency Procedure.....................................................    53
Restrictions on Financial Transactions..................................    53
LEGAL PROCEEDINGS.......................................................    53
FINANCIAL STATEMENT.....................................................    53
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS...........   A-1
APPENDIX B: HYPOTHETICAL ILLUSTRATIONS..................................   B-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

This section provides a summary of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                 POLICY SUMMARY

Travelers Variable Survivorship Life II is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Cash Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

        o   Death Benefit

            We will pay your Beneficiary a Death Benefit after the death of the last Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the two Insureds. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Cash Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Cash Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

            In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are two Death Benefit options available:

            o OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured.

            o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Cash Value of the Policy or (ii) the Minimum Amount Insured.

            The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders, outstanding loans and charges or by certain Riders.

        o   Policy Surrenders (Withdrawals)

            You may withdraw some or all of your money from your Policy (minus any applicable charges and fees).

        o   Policy Loans

            You may borrow against your Policy using your Policy as collateral.

        o   The Investment Options and the Corresponding Funds

            You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Cash Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

        o   The Fixed Account

            You may allocate Premium Payments and transfer Cash Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Cash Value into or out of the Fixed Account are permitted subject to certain restrictions.

        o   Flexible Premium Payments

            After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

        o   Payment Options

            You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

        o   Tax-Free Death Benefit

            Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

        o   Right to Cancel Period

            We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

        o   Dollar-Cost Averaging

            Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

        o   Portfolio Rebalancing

            This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

        o   Exchange Option

            During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance.

        o   Riders (Supplemental Insurance Benefits)

            You may add additional insurance to your Policy by Rider. A number of different riders are available, ranging from a Cost of Living Adjustment Rider to a Lapse Protection Guarantee Rider. Please see "Other Benefits" for descriptions of all the riders.

        o   Personalized Illustrations

            You may request personalized illustrations for the Policy that reflect your age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

                             PRINCIPAL POLICY RISKS

        o   Poor Fund Performance (Investment Risk)

            The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Cash Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your premium payments as illustrated. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

        o   Tax Risks

            We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Policy Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals.

        o   Policy Lapse

            There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

        o   Policy Withdrawal Limitations

            Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Cash Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

        o   Effects of Policy Loans

            A Policy loan, whether or not repaid, will affect your Policy's Cash Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

        o   Credit Risk

            The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

        o   Increase in Current Fees and Expenses

            Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

        o   Policy is not Suited for Short-Term Investment

            We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

        o A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus

        o Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund

            A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

            There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and, where the amount of a charge depends on the Insureds' characteristics, such as age or rating classification, the charge for Sample Insureds.

                                TRANSACTION FEES

             CHARGE                WHEN WE DEDUCT THE CHARGE                       AMOUNT DEDUCTED(1)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Front-End Sales Charge            Upon receipt of each        Current Charge:               2.50% of each Premium Payment
                                                              -------------------------------------------------------------
                                  Premium Payment             GUARANTEED CHARGE:            2.50% OF EACH PREMIUM PAYMENT
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge                Upon receipt of each        Current Charge:               2.25% of each Premium Payment
                                                              -------------------------------------------------------------
(waived in Puerto Rico)           Premium Payment             GUARANTEED CHARGE:            2.25% OF EACH PREMIUM PAYMENT
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Federal Deferred Acquisition Cost Upon receipt of each        Current Charge:               1.25% of each Premium Payment
                                                              -------------------------------------------------------------
Charge                            Premium Payment             GUARANTEED CHARGE:            1.25% OF EACH PREMIUM PAYMENT
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                                 Current Charge:               $20 Monthly
                                                              -------------------------------------------------------------
$100,000 -- $749,999                                          GUARANTEED CHARGE:            $20 MONTHLY
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                                 Current Charge:               $0 Monthly
                                                              -------------------------------------------------------------
$750,000 +                                                    GUARANTEED CHARGE:            $0 MONTHLY
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Surrender Charge (decreases over  When you fully or           Current Charge:               Rates per $1000 of Stated
a 15 year period)                 partially surrender your                                  Amount for First Year of
                                  Policy within the first                                   Coverage:
                                  fifteen (15) Policy Years                                 Minimum: $11.05(2)
                                  and for the first fifteen                                 Maximum: $42.20(3)
                                  (15) Policy Years after an
                                  increase in Stated Amount
                                                              -------------------------------------------------------------
                                                              GUARANTEED CHARGE:            RATES PER $1000 OF STATED
                                                                                            AMOUNT FOR FIRST YEAR OF
                                                                                            COVERAGE:
                                                                                            MINIMUM: $11.05(2)
                                                                                            MAXIMUM: $42.20(3)
                                                              -------------------------------------------------------------
                                                              Sample Charge for a           Rates per $1000 of Stated
                                                              53-year-old male and a        Amount for First Year of
                                                              50-year-old female both       Coverage:
                                                              preferred  non-smoker, with   Current: $21.94
                                                              death benefit option 1 and    Guaranteed: $21.94
                                                              a $3,600,000 face amount:
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Decrease of Stated Amount         When a decrease in Stated   Current Charge:               Rates per $1000 of Decrease
(decreases over a 15 year period) Amount is requested and a                                 in Stated Amount for the
                                  full surrender penalty is                                 First Year of Coverage:
                                  applicable.                                               Minimum: $11.05(2)
                                                                                            Maximum: $42.20(3)
                                                              -------------------------------------------------------------
                                                              GUARANTEED CHARGE:            RATES PER $1000 OF DECREASE
                                                                                            IN  AMOUNT FOR FIRST YEAR OF
                                                                                            COVERAGE:
                                                                                            MINIMUM: $11.05(2)
                                                                                            MAXIMUM: $42.20(3)
                                                              -------------------------------------------------------------
                                                              Sample Charge for a           Rates per $1000 of Stated
                                                              53-year-old male and a        Amount for First Year of
                                                              50-year-old female both       Coverage:
                                                              preferred  non-smoker, with   Current: $21.94
                                                              death benefit option 1 and    Guaranteed: $21.94
                                                              a $3,600,000 face amount:
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

--------------

(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the charges that would apply to you, please contact your agent or registered representative.

(2) Sample charge for two 20-year old females both preferred nonsmokers.

(3) Sample charge for two 85-year old females both smokers at Table 10.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


              CHARGE                 WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge (COI1)   Monthly on the              Current Charge:           Rates per $1000 of Net Amount
                                  Deduction Day                                         At Risk for the First Year of
                                                                                        Coverage:
                                                                                        Minimum: $0.00004(2)
                                                                                        Maximum: $6.187 (3)
                                                              ------------------------------------------------------------
                                                              GUARANTEED CHARGE:       RATES PER $1000 OF NET AMOUNT
                                                                                       AT RISK FOR FIRST YEAR OF
                                                                                       COVERAGE:
                                                                                       MINIMUM: $0.00008(2)
                                                                                       MAXIMUM: $83.33333(3)
                                                              ------------------------------------------------------------
                                                              Sample Charge for a      Rates per $1000 of Net Amount
                                                              53-year-old male and a   At Risk for First Year of
                                                              50-year-old female both  Coverage:
                                                              preferred non-smoker,    Current: $0.00114
                                                              with death benefit       Guaranteed: $0.00244
                                                              option 1 and a
                                                              $3,600,000 face amount:
                                                              ------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Policy Administrative Expense     Monthly from Cash Value     Current Charge:          Monthly Rate per $1000 of
Charges (2 parts)                 for the first six (6) Policy                         Initial Stated Amount for the
                                  Years and the first 6 years                          the first six (6) years of
                                  following an increase in                             coverage and for the six (6)
                                  Stated Amount on the                                 years following an increase
                                  Deduction Date                                       in Stated Amount:
                                                                                       Minimum: $0.01(4)
                                                                                       Maximum: $0.03(5)
                                                              ------------------------------------------------------------
                                                              GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF
                                                                                       INITIAL STATED AMOUNT FOR THE
                                                                                       FIRST SIX (6) YEARS OF
                                                                                       COVERAGE AND FOR THE SIX (6)
                                                                                       YEARS FOLLOWING AN INCREASE
                                                                                       IN STATED AMOUNT:
                                                                                       MINIMUM: $0.01(4)
                                                                                       MAXIMUM: $0.03(5)
                                                              ------------------------------------------------------------
                                                              Sample Charge for a      Monthly Rate per $1000 of
                                                              53-year-old male and a   Initial Stated Amount for the
                                                              50-year-old female both  first six (6) years of
                                                              preferred non-smoker,    coverage and for the six (6)
                                                              with death benefit       years following an increase
                                                              option 1 and a           in Stated Amount:
                                                              $3,600,000 face amount:  Current: $0.02
                                                                                       Guaranteed: $0.02

                                                              ------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                  Monthly until maturity      Current Charge:          $20.00 charge per month until
                                  whenever stated amount is                            Maturity for Stated Amounts
                                  less than $750,000                                   less than $750,000.
                                                              ------------------------------------------------------------
                                                              GUARANTEED CHARGE:       SAME AS CURRENT.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
             CHARGE                WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk (M&E)  Daily from the unloaned      Current Charge:             0.80% on an annual basis of
Charge                            portion of the Cash Value                                the amounts in the Investment
                                                                                           Options for the first fifteen
                                                                                           (15) Policy Years and 0.35%
                                                                                           thereafter
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          SAME AS CURRENT.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Separate Account Expense Charge   Daily from the unloaned      Current Charge:             0.10% on an annual basis of
                                  portion of Cash Value                                    the amounts in the Investment
                                                                                           Options for the fifteen (15)
                                                                                           Policy Years and 0.00%
                                                                                           thereafter
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          SAME AS CURRENT
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Policy Loan Cost(6)               Monthly from the Loan        Current Charge:             2.00% on an annual basis on
                                  Account                                                  the amount loaned for Policy
                                                                                           Years 1-15 and 0.00% on the
                                                                                           amount loaned for Policy
                                                                                           Years 16 and later
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          SAME AS CURRENT
                                                               -----------------------------------------------------------

--------------

(1) The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables). Generally, this charge increases after the first year. The cost-of-insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.

(2) Sample charge for two 20-year old females both preferred nonsmokers.

(3) Sample charge for two 85-year old females both smokers at Table 10.

(4) Sample charge for an insured combination where the younger insured's issue age is less than 42 years old regardless of sex, risk class or underwriting.

(5) Sample charge for any insured combination where the younger insured's issue age is between 52-85 years old (inclusive) regardless of sex, risk class or underwriting.

(6) The Policy Loan Cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                           CHARGES FOR OPTIONAL RIDERS


             CHARGE                WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Annual Renewable Term Rider       Monthly from the unloaned    Current Charge:             Monthly Rate per $1000 of
(Minimum face amount of $50,000.  portion of the Cash Value                                Term Rider Amount for the
Maximum limits are 25% of the     on the Deduction Date                                    First Year of Coverage:
base face amount. Rider face                                                               Minimum: $0.0467(1)
amount is subject to a $200,000                                                            Maximum: $3.9410(2)
base face minimum).
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1000 OF
                                                                                           TERM RIDER AMOUNT FOR THE
                                                                                           FIRST YEAR OF COVERAGE:
                                                                                           MINIMUM: $0.0467(1)
                                                                                           MAXIMUM: $3.9410(2)
                                                               -----------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1000 of
                                                               44-year-old female          Term Rider Amount for the
                                                               preferred nonsmoker with a  First Year of Coverage:
                                                               $750,000 stated amount      Current: $0.0591
                                                                                           Guaranteed: $0.0591
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Coverage Extension Rider          Not applicable               Current Charge:             No Charge
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          NO CHARGE
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


             CHARGE                WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Estate Protection Rider           Monthly from the unloaned    Current Charge:             Monthly Rate per $1000 of
                                  portion of the Cash Value                                Rider Amount for the First
                                  on the Deduction Date for                                Year of Coverage:
                                  the first four (4) Policy                                Minimum: $0.00014(3)
                                  Years.                                                   Maximum: $1.07993(4)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1000 OF
                                                                                           RIDER AMOUNT FOR THE FIRST
                                                                                           YEAR OF COVERAGE:
                                                                                           MINIMUM: $0.00014(3)
                                                                                           MAXIMUM: $1.07993(4)
                                                               -----------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1000 of
                                                               56-year-old male and a      Rider Amount for the First
                                                               53-year-old female both     Year of Coverage:
                                                               standard non-smoker, with   Minimum: $0.00413
                                                               death benefit option 1 and  Maximum: $0.00413
                                                               a $9,625,000 face amount:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Estate Tax Repeal Rider           Monthly from the unloaned    Current Charge:             $25 monthly for the first year
                                  portion of the Cash Value
                                  on the Deduction Date for
                                  the first Policy Year.
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          $25 MONTHLY FOR THE FIRST YEAR
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Full Surrender Charge Waiver      Monthly from the unloaned    Current Charge:             $2 monthly for the first five
Rider                             portion of the Cash Value                                years
                                  on the Deduction Date
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          $2 MONTHLY FOR THE FIRST FIVE
                                                                                           YEARS
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Maturity Extension Rider          Not applicable               Current Charge:             No Charge
(available only if both
Insureds' Issue Age is between
81-85)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          NO CHARGE
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Lapse Protection Guarantee Rider  Not applicable               Current Charge:             No Charge
(10 year)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          NO CHARGE
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Lapse Protection Guarantee Rider  Monthly from the unloaned    Current Charge:             Monthly Rate per $1000 of
(20 year)                         portion of the Cash Value                                Initial Stated Amount :
                                  on the Deduction Date until                              Minimum: $0.0110(7)
                                  the earliest of the first                                Maximum: $0.0900(12)
                                  twenty (20) Policy Years or
                                  the Maturity
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1000 OF
                                                                                           INITIAL STATED AMOUNT:
                                                                                           MINIMUM: $0.0110(7)
                                                                                           MAXIMUM: $0.0900(12)
                                                               -----------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1000 of
                                                               47-year-old male preferred  Initial Stated Amount:
                                                               nonsmoker and a             Minimum: $0.0110
                                                               45-year-old female          Maximum: $0.0110
                                                               standard non-smoker, with
                                                               death benefit option 1 and
                                                               a $1,125,000 face amount:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Policy Split Option Rider         Not applicable               Current Charge:             No Charge
(for Policies issued  by TLAC)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          NO CHARGE
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


             CHARGE                WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Policy Split Option Rider         Monthly from the unloaned    Current Charge:             Monthly Rate per $1000 of
(for Policies issued  by TIC)     portion of the Cash Value                                Initial Stated Amount:
                                  on the Deduction Date                                    Minimum: $0.0100(5)
                                                                                           Maximum: $0.0500(6)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1000 OF
                                                                                           INITIAL STATED AMOUNT:
                                                                                           MINIMUM: $0.0100(5)
                                                                                           MAXIMUM: $0.0500(6)
                                                               -----------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1000 of
                                                               53-year-old male and a      Initial Stated Amount:
                                                               49-year-old female both     Current: $0.0200
                                                               preferred non-smoker, with  Guaranteed: $0.0200
                                                               death benefit option 1 and
                                                               a $4,600,000 face amount:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Policy Split Option Plus          Monthly from the unloaned    Current Charge:             Monthly Rate per $1000 of
                                  portion of the Cash Value                                Initial Stated Amount:
                                  on the Deduction Date                                    Minimum: $0.0020(7)
                                                                                           Maximum: $0.2500(8)
                                                              ------------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1000 OF
                                                                                           INITIAL STATED AMOUNT:
                                                                                           MINIMUM: $0.0200(7)
                                                                                           MAXIMUM: $0.2500(8)
                                                               -----------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1000 of
                                                               53-year-old male and a      Initial Stated Amount:
                                                               49-year-old female both     Current: $0.08
                                                               preferred non-smoker, with  Guaranteed: $0.08
                                                               death benefit option 1 and
                                                               a $4,600,000 face amount:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Return of Premium Rider*          Monthly from the unloaned    Current Charge:             Monthly Rate per $1,000 of
                                  portion of the Cash Value                                Net Amount At Risk for the
                                  on the Deduction Date                                    First Year of Coverage:
                                                                                           Minimum: 0.00004(3)
                                                                                           Maximum: 6.18671(10)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1,000 OF
                                                                                           NET AMOUNT AT RISK FOR THE
                                                                                           FIRST YEAR OF COVERAGE:
                                                                                           MINIMUM: 0.00008(3)
                                                                                           MAXIMUM: 83.33333(10)
                                                               -----------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1,000 of
                                                               53-year-old male and a      Net Amount At Risk for the
                                                               50-year old female both     First Year of Coverage:
                                                               preferred non-smoker, with  Current: 0.0011
                                                               death benefit option 1 and  Guaranteed: 0.00244
                                                               a $3,600,000 Stated Amount:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Scheduled Increase Option Rider*  Monthly from the unloaned    Current Charge:             Monthly Rate per $1000 of Net
                                  portion of the Cash Value                                Amount At Risk for the First
                                  on the Deduction Date.                                   Year of Coverage:
                                                                                           Minimum: $0.00004(3)
                                                                                           Maximum: $6.18671(10)
                                                               -----------------------------------------------------------
                                                               GUARANTEED CHARGE:          MONTHLY RATE PER $1000 OF NET
                                                                                           AMOUNT AT RISK FOR THE FIRST
                                                                                           YEAR OF COVERAGE:
                                                                                           MINIMUM: $0.00008(3)
                                                                                           MAXIMUM: $83.33333(10)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


             CHARGE                WHEN WE DEDUCT THE CHARGE                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                               Sample Charge for a         Monthly Rate per $1000 of Net
                                                               60-year-old male and a      Amount At Risk for the First
                                                               59-year-old female both     Year of Coverage:
                                                               preferred non-smoker, with  Current: $0.00512
                                                               death benefit option 1 and  Guaranteed: $0.00912
                                                               a $4,300,000 face amount:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------

(1)  Sample charge for a 20-year old female nonsmoker.

(2)  Sample charge for a 65-year old male smoker Table 10.

(3)  Sample charge for two 20- year old females both preferred nonsmoker.

(4)  Sample charge for two 70-year old males both Table 4 smokers.

(5) Sample charge for an insured combination where the younger insured's issue age is less than 44 years old regardless of sex, risk, or underwriting combination.

(6) Sample charge for an insured combination where the younger insured's issue age is between 62-75 years old (inclusive) regardless of sex, risk, or underwriting combination.

(7) Sample charge of an insured combination where the younger insured's age is less than 34 years old regardless of sex, risk, or underwriting combination.

(8) Sample charge for an insured combination where the younger insured's issue age is between 65-75 years old (inclusive) regardless of sex, risk, or underwriting combination.

(9) Sample charge for two 85-year old males both Table 10 smokers. (10) Sample charge for two 85-year old females both smokers at Table 10.

(11) Sample charge for an insured combination where the younger insured's issue age is between 75-85 years old (inclusive) regardless of sex, risk, or underwriting.

(12) Sample charge for an Insured combination where the younger Insured's issue age is less than 46 years old regardless of sex, risk, or underwriting combination.

* There is no charge for the Rider itself, however there is an additional COI cost resulting from the Rider's application.


                            FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2004. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2004, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                           MINIMUM     MAXIMUM
                                                          ---------   ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.17%       43.30%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                DISTRIBUTION
                                                   AND/OR                                 CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)         OTHER     OPERATING     AND/OR EXPENSE        OPERATING
FUND:                                FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT(30)      EXPENSES
-----                            ----------     -------------   --------   ------------  -----------------     -----------
Capital Appreciation Fund.....      0.70%            --           0.08%       0.78%             --                 --(1)
Managed Assets Trust..........      0.50%            --           0.11%       0.61%             --                 --(17)
Money Market Portfolio........      0.32%            --           0.10%       0.42%             --                 --(17)

ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.

AllianceBernstein Large Cap
   Growth Portfolio -- Class B*      0.75%          0.25%         0.05%       1.05%             --              1.05%(2)


                                                DISTRIBUTION
                                                   AND/OR                                 CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)         OTHER     OPERATING     AND/OR EXPENSE        OPERATING
FUND:                                FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT(30)      EXPENSES
-----                            ----------     -------------   --------   ------------  -----------------     -----------
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.61%          0.25%         0.04%       0.90%             --                  --(30)
   Growth Fund -- Class 2
     Shares*..................      0.35%          0.25%         0.01%       0.61%             --               0.61%
   Growth-Income Fund -- Class
     2 Shares*................      0.29%          0.25%         0.02%       0.56%             --                  --(30)

CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+...............      1.25%            --          0.44%       1.69%             --                  --(3)

DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........      0.74%            --          0.10%       0.84%             --               0.84%(4)

DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares...........      0.75%            --          0.04%       0.79%             --               0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%            --          0.04%       0.79%             --               0.79%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Franklin Small-Mid Cap
     Growth Securities Fund --
     Class 2 Shares*+.........      0.48%          0.25%         0.29%       1.02%           0.03%              0.99%(5)
   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%          0.25%         0.15%       1.00%             --               1.00%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*........     1.25%          0.25%         0.29%       1.79%             --               1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.68%          0.25%         0.19%       1.12%           0.05%              1.07%(7)

GOLDMAN SACHS VARIABLE
   INSURANCE TRUST
   Goldman Sachs Capital
     Growth Fund..............      0.75%            --          0.14%       0.89%             --               0.89%(8)

GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class I Shares...........      0.31%            --          0.03%       0.34%             --               0.34%
   Fundamental Value Portfolio      0.75%            --          0.02%       0.77%             --               0.77%(9)

JANUS ASPEN SERIES
   Global Technology
     Portfolio -- Service
     Shares*+.................      0.64%          0.25%         0.07%       0.96%             --               0.96%
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.64%          0.25%         0.01%       0.90%             --               0.90%
   Worldwide Growth Portfolio
     -- Service Shares*+.......     0.60%          0.25%         0.03%       0.88%             --               0.88%

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.37%       1.37%           0.12%              1.25%(10)

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --               0.65%(11)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.25%       0.65%             --               0.65%(11)


                                                DISTRIBUTION
                                                   AND/OR                                 CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)         OTHER     OPERATING     AND/OR EXPENSE        OPERATING
FUND:                                FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT(30)      EXPENSES
-----                            ----------     -------------   --------   ------------  -----------------     -----------
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*..................      0.65%          0.25%         0.07%       0.97%             --               0.97%

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+.     0.70%          0.25%         0.38%       1.33%           0.14%              1.19%(12)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.75%          0.25%         0.19%       1.19%             --               1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.77%          0.25%         0.10%       1.12%             --               1.12%

SCUDDER INVESTMENT VIT FUNDS
   EAFE(R) Equity Index Fund --
     Class A Shares...........      0.45%            --          0.37%       0.82%           0.17%              0.65%(13)
   Small Cap Index Fund --
     Class A Shares...........      0.35%            --          0.13%       0.48%           0.03%              0.45%(14)

SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.07%       1.07%             --                  --(15)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         0.08%       1.08%             --                  --(15)

THE MERGER FUND VL
   The Merger Fund VL.........      1.25%            --         42.05%      43.30%          41.90%              1.40%(16)

THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................      0.60%            --          0.15%       0.75%             --                  --(17)
   Equity Income Portfolio....      0.73%            --          0.11%       0.84%             --                  --(18)
   Large Cap Portfolio........      0.75%            --          0.11%       0.86%             --               0.86%(18)
   Managed Allocation Series:
     Aggressive Portfolio.....      0.15%            --          0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Conservative Portfolio...      0.15%            --          0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Moderate-Aggressive
     Portfolio................      0.15%            --          0.26%       0.41%           0.06%              0.35%(19)
   Managed Allocation Series:
     Moderate-Conservative
     Portfolio................      0.15%            --          0.26%       0.41%           0.06%              0.35%(19)
   MFS Mid Cap Growth
     Portfolio................      0.75%            --          0.13%       0.88%             --                  --(20)
   Pioneer Fund Portfolio.....      0.75%            --          0.37%       1.12%             --                  --(21)
   Style Focus Series: Small
     Cap Growth Portfolio.....      0.85%            --          0.43%       1.28%           0.18%              1.10%(22)
   U.S. Government Securities
     Portfolio................      0.32%            --          0.11%       0.43%             --                  --(17)

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%            --          0.05%       0.85%             --               0.85%
   MFS Total Return Portfolio.      0.77%            --          0.02%       0.79%             --               0.79%(23)
   Pioneer Strategic Income
     Portfolio................      0.75%            --          0.15%       0.90%             --               0.90%
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%            --          0.02%       0.82%             --               0.82%(24)
   Smith Barney High Income
     Portfolio................      0.60%            --          0.06%       0.66%             --               0.66%


                                                DISTRIBUTION
                                                   AND/OR                                 CONTRACTUAL FEE       NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL       WAIVER             ANNUAL
                                 MANAGEMENT       (12b-1)         OTHER     OPERATING     AND/OR EXPENSE        OPERATING
FUND:                                FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT(30)      EXPENSES
-----                            ----------     -------------   --------   ------------  -----------------     -----------
Smith Barney International          0.88%            --          0.13%       1.01%             --               1.01%(25)
   All Cap Growth Portfolio+
   Smith Barney Large Cap
     Value Portfolio+.........      0.63%            --          0.05%       0.68%             --               0.68%(26)
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%            --          0.03%       0.78%             --               0.78%(27)
   Strategic Equity Portfolio.      0.80%            --          0.05%       0.85%             --               0.85%

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............      0.57%          0.25%         0.04%       0.86%             --               0.86%
   Emerging Growth Portfolio
     Class I Shares+..........      0.70%            --          0.07%       0.77%             --               0.77%

VANGUARD VARIABLE INSURANCE
   FUND
   Mid-Cap Index Portfolio....      0.21%            --          0.03%       0.24%             --               0.24%
   Total Stock Market Index
     Portfolio................      0.15%            --          0.02%       0.17%             --               0.17%
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Service Class*...........      0.57%          0.10%         0.11%       0.78%             --                  --(28)
   Mid Cap Portfolio --
     Service Class 2*.........      0.57%          0.25%         0.14%       0.96%             --                  --(29)

--------------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(2) Expense information restated to reflect a reduction in advisory fees effective September 7, 2004.

(3) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(4) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% through May 1, 2006. The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended December 31, 2004. Other Expenses include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit Other Expenses (excluding management fees transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the Fund's average daily net assets. The Investment Adviser has contractually agreed to maintain these expense limitations through June 30, 2005. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(10) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(11) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) Reflects Putnam Management's agreement to limit fund expenses through December 31, 2005.

(13) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.65% for Class A shares. The Board of Scudder VIT EAFE Equity Index Fund (the "Fund") has approved the termination and liquidation of the Fund effective on or about July 25, 2005 (the "Liquidation Date"). Therefore, as of the Liquidation Date the Fund will no longer be available as a Variable Funding Option under your Contract. Prior to the Liquidation Date, Contract Owners may transfer any Contract Value from the Fund to one or more of the other Variable Funding Options available in the Contract. At the time of liquidation, any Contract Value in the Fund will be automatically transferred to the Money Market option in your Contract. At that point, Contract Owners may leave their Contract Values in the Money Market option or reallocate it to any of the other Variable Funding Options available in the Contract.

(14) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45% for Class A shares.

(15) As a result of a voluntary expense limitation, the ratios of expenses to average net assets will not exceed 1.00%. The Manager and the Distributor waived all or a portion of its fees for the year ended December 31, 2004.

(16) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interst expense, to exceed the cap on expenses.

(17) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(20) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(22) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(23) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(24) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(25) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets. (26) Effective July 1, 2004, the management fee was reduced from 0.65% to the following breakpoints: 0.60% on the first $500 million of net assets; 0.55% on the next $500 million of net assets and 0.50% on assets in excess of $1 billion.

(27) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(28) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76%. These offsets may be discontinued at any time.

(29) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(30) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                            VOLUNTARY FEE
                                                                            WAIVER AND/OR
                                                                               EXPENSE              NET TOTAL ANNUAL
FUND                                                                        REIMBURSEMENT          OPERATING EXPENSES
------                                                                 ------------------------  ------------------------
Capital Appreciation Fund..........................................             0.01%                     0.77%
Managed Assets Trust...............................................             0.01%                     0.60%
Money Market Portfolio.............................................             0.02%                     0.40%
Global Growth Fund -- Class 2 Shares...............................             0.01%                     0.89%
Growth-Income Fund -- Class 2 Shares...............................             0.01%                     0.55%
Credit Suisse Trust Emerging Market Portfolio......................             0.29%                     1.40%
Multiple Discipline Portfolio -- All Cap Growth and Value..........             0.12%                     0.95%
Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.             0.11%                     0.97%
Convertible Securities Portfolio...................................             0.01%                     0.74%
Equity Income Portfolio............................................             0.01%                     0.83%
MFS Mid Cap Growth Portfolio.......................................             0.02%                     0.86%
Pioneer Fund Portfolio.............................................             0.13%                     0.99%
U.S. Government Securities Portfolio...............................             0.01%                     0.42%
Contrafund(R) Portfolio -- Service Class...........................             0.02%                     0.76%
Mid Cap Portfolio -- Service Class 2...............................             0.03%                     0.93%


                 DESCRIPTION OF THE COMPANIES, SEPARATE ACCOUNTS
                                    AND FUNDS
                             THE INSURANCE COMPANIES

Please refer to your Policy to determine which Company issued your Policy.

THE TRAVELERS INSURANCE COMPANY is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

THE TRAVELERS LIFE AND ANNUITY COMPANY is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all of the United States (except New York), the District of Columbia and Puerto Rico. Each Company is an indirect wholly owned subsidiary of Citigroup Inc. Each Company's Home Office is located at One CityPlace, Hartford, Connecticut 06103-3415. The Companies are subject to Connecticut law governing insurance companies and are regulated by the Connecticut Commissioner of Insurance. Each company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. Each Company's books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, each Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable life insurance policies described in this prospectus:

     o    The Travelers Insurance Company ("TIC")

     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

               THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS

Under Connecticut law, The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor separate accounts. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in the applicable Separate account. The income, gains, and losses are credited to, or charged against each separate account without regard to the income, gains or losses from any other Investment Option or from any other business of the Companies.

The Travelers Insurance Company sponsors The Travelers Fund UL Separate Account for Variable Life Insurance (Fund UL), while The Travelers Life and Annuity Company sponsors The Travelers Fund UL II Separate Account for Variable Life Insurance (Fund UL II). Fund UL was established on November 10, 1983 and Fund UL II was established on October 17, 1995. Both separate accounts were established under the laws of Connecticut and both are registered with the Securities and Exchange Commission ("SEC") as unit investment trusts under the Investment Company Act of 1940 and qualify as "separate accounts."

The separate accounts are divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. The separate accounts purchase shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of the separate accounts may not be used to pay any liabilities of the insurance companies other than those arising from the Policies, and the insurance companies are obligated to pay all amounts promised to Policy Owners under the Policies.

                                    THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

The Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure and brand recognition, performance and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Fund or an affiliate of the Fund will compensate the Company for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's Investment Adviser or its distributor.

Each Fund is reviewed periodically after having been selected. Upon review, the Company may remove a Fund or restrict allocation of additional Premium to a Fund if the Company determines the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. In addition, if any of the Funds become unavailable, or if we believe that further investment in a Fund is inappropriate for the purposes of the Contract, we may substitute another Investment Option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new Investment Options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Policies. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Fund allocated to the Investment Options under the Policy or other contracts offered by the Company. The amount of the fee that a Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Fund. Aggregate fees relating to the different Funds may be as much as 0.65% of the average net assets of a Fund attributable to the relevant policies. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from a Fund's assets as part of its Total Annual Operating Expenses.

You will find detailed information about the Funds and their inherent risks in the current prospectuses for the Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Funds will meet its investment objectives. Contact your insurance agent or call 1-800-334-4298 to request a copy of the prospectuses.



                                                         INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC ("TAMIC")
                                           of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                           industry.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Large Cap Growth      Seeks growth of capital by pursuing         Alliance Capital Management L.P.
     Portfolio -- Class B                  aggressive investment policies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co.
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co.
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      Capital Research and Management
                                           The Fund normally invests in common         Co.
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The      Credit Suisse Asset Management,
     Market Portfolio+                     Fund normally invests in equity             LLC
                                           securities of companies located in, or      Subadviser: Credit Suisse Asset
                                           conducting a majority of their              Management Limited (U.K.),
                                           business, in emerging markets.              (Australia)


                                                         INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                                capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   The Dreyfus Corporation
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Securities Fund -- Class 2 Shares+    Fund normally invests at least 80% of
                                           its net assets in investments of small
                                           capitalization and mid capitalization
                                           companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in U.S. equity
                                           securities, and substantially in
                                           undervalued stocks, risk arbitrage
                                           securities and distressed companies.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests at least 80%
                                           of its net assets in the emerging
                                           market investments, and invests
                                           primarily to predominantly in equity
                                           securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests at least 80% of
                                           its net assets in investments of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund       Seeks long-term growth of capital. The      Ayco Asset Management
                                           Fund normally invests in common stocks
                                           of large capitalization companies.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I       Seeks investment results that, before       TAMIC
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             Smith Barney Fund Management LLC
                                           Current income is a secondary               ("SBFM")
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies, the
                                           manager believes are undervalued.
JANUS ASPEN SERIES
   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital Management LLC
     Service Shares+                       Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities
                                           of mid-sized companies.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital Management LLC
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.


                                                         INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Mid Cap Value VCT               Seeks capital appreciation. The Fund        Pioneer Investment Management,
     Portfolio -- Class II Shares          normally invests in the equity              Inc.
                                           securities of mid-size companies.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund invests mainly in common stocks
                                           of U.S. companies, with a focus on
                                           growth stocks. Growth stocks are
                                           issued by companies that Putnam
                                           Management believes are fast-growing
                                           and whose earnings are likely to
                                           increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              invests mainly in common stocks of
                                           companies outside the United States
                                           that Putnam Management believes have
                                           investment potential.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                       invests mainly in common stocks of
                                           U.S. companies, with a focus on value
                                           stocks. Value stocks are those that
                                           Putnam Management believes are
                                           currently undervalued by the market.

SCUDDER INVESTMENT VIT FUNDS
   EAFE(R) Equity Index Fund -- Class A    Seeks to replicate, before expenses,        Deutsche Asset Management, Inc
     Shares                                the performance of the Morgan Stanley       ("Deutsche") Subadviser: Northern
                                           Capital International EAFE Index,           Trust Investments, Inc.
                                           which emphasizes stocks of companies
                                           in Europe, Australia and the Far East.
                                           The Fund normally invests in stocks
                                           and related securities that are
                                           representative of the EAFE Index as a
                                           whole.

   Small Cap Index Fund -- Class A         Seeks to replicate, before expenses,        Deutsche
     Shares                                the performance of the Russell 2000         Subadviser: Northern Trust
                                           Small Stock Index, which emphasizes         Investments, Inc.
                                           stocks of small U.S. companies. The
                                           Fund normally invests in stocks and
                                           other securities that are
                                           representative of the Russell 2000
                                           Index as a whole.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.


                                                         INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks a balance between long-term           (SBFM)
     Balanced All Cap Growth and Value     growth of capital and principal
                                           preservation. The Fund normally
                                           invests in equity and fixed-income
                                           securities. The Fund consists of
                                           three segments. The All Cap Growth
                                           segment combines the growth potential
                                           of small to medium companies with the
                                           stability of high-quality large
                                           company growth stocks. The All Cap
                                           Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals. The fixed income
                                           segment invests in short and
                                           intermediate term U.S. government
                                           securities.

THE MERGER FUND VL
   The Merger Fund VL                      Seeks capital growth by engaging in         Westchester Capital Management,
                                           merger arbitrage. The Fund will             Inc.
                                           normally invest in the equity
                                           securities of companies that are
                                           involved in publicly announced
                                           mergers, takeovers, tender offers,
                                           leveraged buyouts, spin-offs,
                                           liquidations and other corporate
                                           reorganizations. Merger arbitrage is a
                                           highly specialized investment approach
                                           generally designed to profit from the
                                           successful completion of such
                                           transactions.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Equity Income Portfolio                 Seeks reasonable income by investing        TAMIC
                                           primarily in income producing equity        Subadviser: Fidelity Management &
                                           securities. In choosing these               Research Company ("FMR")
                                           securities, the fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to
                                           achieve a yield which exceeds the
                                           composite yield on the securities
                                           compromising the S&P 500.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Aggressive Portfolio                  Fund normally invests in other              Subadviser: Deutsche Investment
                                           investment companies ("Underlying           Management Americas Inc. ("DIMA")
                                           Funds") that invest primarily in
                                           equity securities.

   Managed Allocation Series:              Seeks a high level of current income        TAMIC
     Conservative Portfolio                with some consideration given to            Subadviser: DIMA
                                           growth of capital. The Fund normally
                                           invests in other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   Managed Allocation Series:              Seeks long-term growth of capital. The      TAMIC
     Moderate-Aggressive Portfolio         Fund normally invests in other              Subadviser: DIMA
                                           investment companies ("Underlying
                                           Funds") that invest in both equity
                                           and debt securities.

   Managed Allocation Series:              Seeks a balance between a high level        TAMIC
     Moderate-Conservative Portfolio       of current income and growth of             Subadviser: DIMA
                                           capital, with a greater emphasis on
                                           income. The Fund normally invests in
                                           other investment companies
                                           ("Underlying Funds") that invest in
                                           both equity and debt securities.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: Massachusetts
                                           securities of companies with medium         Financial Services (MFS)
                                           market capitalization.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                           securities, primarily of U.S.               Management, Inc.
                                           issuers.


                                                         INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Style Focus Series: Small Cap           Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Janus
                                           other equity securities of small U.S.       Capital Management
                                           companies.

   U.S. Government Securities              Seeks current income, total return and      Travelers Asset Management
     Portfolio                             high credit quality. The Fund normally      Company LLC
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        (TIA) Subadviser:  AIM Capital
                                           companies that are likely to benefit        Management Inc.
                                           from new products, services or
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in debt securities         Subadviser: Pioneer Investment
                                           and has the flexibility to invest in a      Management, Inc.
                                           broad range of issuers and segments of
                                           the debt securities market.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings that
                                           exceeds the average rate earnings
                                           growth of the companies comprising
                                           the S&P 500 Index.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio+                     growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital with      SBFM
     Portfolio+                            current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities,
                                           of companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in U.S. and foreign        Subadviser: FMR
                                           equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                               normally invests in common stocks of
                                           companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500.


                                                         INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VANGUARD VARIABLE INSURANCE FUND
   Mid-Cap Index Portfolio                 The fund seeks investment results that      The Vanguard Group
                                           parallel the performance of the
                                           unmanaged MSCI US Mid-Cap 450 Index.

   Total Stock Market Index Portfolio      The fund seeks investment results that      The Vanguard Group
                                           parallel the performance of the
                                           unmanaged Dow Jones Wilshire 5000 Index.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation        FMR
     Class                                 by investing in common stocks of
                                           companies whose value Fidelity
                                           Management & Research Co. believes is
                                           not fully recognized by the public.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital by        FMR
                                           investing in common stocks of
                                           companies with medium market
                                           capitalizations.

--------------

+    Closed to new investors.

                                  VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                              CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                                THE FIXED ACCOUNT
                      (may not be available in all states)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate your Net Premium Payments and transfer your Cash Value to the Fixed Account (subject to certain restrictions -- see Transfers). We credit the portion of Cash Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Cash Value. The Fixed Account will not share in the investment performance of our General Account.

                          POLICY CHARGES AND DEDUCTIONS

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     o the ability for you to make withdrawals and surrenders under the Policies;

     o    the ability for you to obtain a loan under the Policies;

     o    the Death Benefit paid on the death of the last Insured;

     o making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     o administration of the various elective options available under the Policies; and

     o    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSE we incur include:

     o expenses associated with underwriting applications, increases in the Stated Amount, and Riders;

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     o sales and marketing expenses including commission payments to your sales agent; and

     o    other costs of doing business.

RISKS we assume include:

     o that the Insureds may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge of 2.50% OF EACH PREMIUM PAYMENT. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent.

     o PREMIUM TAX CHARGE: We deduct a charge of 2.25% OF EACH PREMIUM PAYMENT for state premium taxes that we currently expect to pay. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction.

     o FEDERAL DEFERRED ACQUISITION COST CHARGE: We deduct a charge of 1.25% OF EACH PREMIUM PAYMENT to compensate the Company for expenses associated with its federal income tax liability relating to its receipt of premium.

                           CHARGES AGAINST CASH VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account, (unless you select the ALLOCATED CHARGES OPTION - see below.) We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

     o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the Death Benefit we provide you. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the Net Amount At Risk and (2) the cost of insurance rate. Generally, the cost of insurance rate increases each year.

     o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insureds.

     o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insureds. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.

     o POLICY ADMINISTRATIVE EXPENSE CHARGE: This per thousand charge applies for the first six (6) Policy Years and also applies to increases in the Stated Amount (excluding increases due to the Cost of Living Adjustment Rider, increases due to the Return of Premium Rider, increases due to the Scheduled Increase Option Rider and increases in Stated Amounts due to Death Benefit option changes). The amount varies by issue age and will be stated in the Policy. In addition, there is a $20.00 monthly charge until the Maturity Date for Stated Amounts less than $750,000.

     o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

ALLOCATED CHARGES OPTION (ACO): You may elect in writing to have us deduct the Monthly Deduction Amount from specified Funds and the Fixed Account rather than from all Funds on a pro rata basis. You may select a maximum of five Funds (including the Fixed Account) to deduct the Monthly Deduction Amount from you and you must designate the applicable amount from each specified fund in a whole percentage. In any given month if the value of any specified Fund is insufficient to support its share of the Monthly Deduction Amount, the Monthly Deduction Amount will be taken pro rata from all Funds.

To elect ACO, you must complete our ACO election form and send it to us. We may modify, suspend or terminate ACO at anytime without prior notification.

SURRENDER CHARGES: A Policy surrendered for all or a portion of its Cash Value during the first fifteen (15) Policy Years and for the first fifteen (15) Policy Years after an increase in Stated Amount is subject to a surrender charge. However, we will not assess a surrender charge on surrenders made with fifteen years of an increase in Stated Amount pursuant to a Scheduled Increase Option Rider, Cost of Living Adjustment Rider or Return of Premium Rider or a change in the death benefit option. The surrender charge is a per thousand of Stated Amount charge that varies by original issue age. The surrender charge decreases each year over the fifteen (15) year period. For example, for a 65 year old male nonsmoker and a 65 year old female nonsmoker with a Stated Amount of $1,000,000, the surrender charge on a full surrender at the end of each Policy Year would be as follows:

   POLICY YEAR    SURRENDER CHARGE ($)       POLICY YEAR    SURRENDER CHARGE ($)
----------------  ----------------------  ----------------  --------------------
        1                39,990                   9                18,660
        2                37,320                   10               15,990
        3                34,650                   11               13,330
        4                31,990                   12               10,660
        5                29,320                   13                8,000
        6                26,660                   14                5,330
        7                23,990                   15                2,670
        8                21,330                   16                    0


The minimum partial surrender amount is $500. If you request a partial surrender, the Death Benefit, Amount Insured and Cash Value will be reduced by the amount surrendered, including any surrender charges. The deduction from the Cash Value will be made on a pro-rata basis against the Cash Value of each Investment Option and the Fixed Account unless you request otherwise in writing. The portion of the Cash Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. Certain surrenders may result in taxable income and tax penalties.

DECREASES IN THE STATED AMOUNT OF INSURANCE. You may request a decrease in the Stated Amount after the second Policy Year. The decrease will be effective on the later of the Deduction Date or immediately following your requested effective date. There is a charge for requested Stated Amount decreases as shown in your Policy Summary and described in the Fee Tables in this prospectus. After any change, the Stated Amount in effect may not be less than the minimum Stated Amount shown on your Policy Summary. We will send you a supplemental Policy Summary reflecting any change. A decrease in the Stated Amount in a substantially funded Policy may produce a cash distribution that is included in your gross income. Any decreases in the Stated Amount will not change the amount of the Policy Administrative Expense charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT

     o MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks at an annual rate of 0.80% of the assets in the Investment Options for the first fifteen (15) Policy Years and 0.35% thereafter. The mortality risk assumed under the Polices is that the Insureds may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

     o SEPARATE ACCOUNT EXPENSE CHARGE: We deduct a daily charge for Separate Account expenses at an annual rate of 0.10% of the amounts in the Investment Options for the first fifteen (15) Policy Years, and 0% thereafter.

                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See "Distribution."

                               POLICY DESCRIPTION

Travelers Variable Survivorship Life II is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insureds must be submitted to us with information that includes:

     o    Requested Stated Amount (minimum of $100,000);

     o    Death Benefit Option;

     o    Beneficiary;

     o    Investment Option selections; and

     o    Rider selections.

Policies generally will be issued only on the lives of Insureds between the ages of 20-85, with a maximum of 25 years age difference between the Insureds. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds and may require medical examinations and additional information about the proposed Insureds before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

While your application for the Policy is in underwriting, we may offer you TEMPORARY LIFE INSURANCE. To obtain the temporary insurance, you must complete the Policy Application, including the Temporary Insurance Agreement sections and you must make an advance payment. Please see "Terms and Conditions" in the Temporary Insurance Agreement for details on coverage dates and amounts.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to six months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many, but not all cases, a younger Age will result in a smaller planned premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

The law of the state in which your Policy is issued or delivered provides you a Right to Cancel or "free-look" period. The period varies by state but is never less than ten days from the day you receive your Policy. The Right to Cancel period for your Policy will be on the cover of your Policy.

After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the Investment Options and the Fixed Account as you indicate on your application.

To cancel a Policy during the Right to Cancel period, you must send a request in Writing along with your Policy to us within the applicable timeframe as set forth in your Policy, and we will make the refund within seven (7) days after we receive your request and returned Policy. Depending on state law we will refund to you either (1) the Policy's Cash Value plus any charges and expenses which may have been deducted minus any loans or (2) any Premiums Paid minus any Outstanding Loans.

                        TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code (the "IRC"). Before making an exchange of one insurance contract for another, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and after consulting with a tax advisor, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while either of the Insureds is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     o    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     o    Receiving the MATURITY BENEFIT

          If at least one of the Insureds is living on the Maturity Date, we will pay you the Cash Value of the Policy as of the Maturity Date, less any:

          1.   Outstanding loan;

          2.   Monthly Deduction Amount due but not paid; and

          3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     o    Changing or revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the last Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the last Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while at least one Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the last Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     o    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the second Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $100,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

          1.   against the most recent increase in the Stated Amount;

          2.   to other increases in the reverse order in which they occurred;
               and

          3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income. Decreases in the Stated Amount may also result in an assessment of a proportional surrender charge. This charge is determined by dividing the amount of the decrease by the total Stated Amount and multiplying by the full surrender charge that would otherwise be applicable.

     o    You may request a change from Death Benefit Option 2 to Option 1

          o    One Insured must be living at the time of the request.

          o    The Stated Amount will be increased by the Cash Value.

          o Some changes from Option 2 to Option 1, involving substantially funded Policies, may result in a cash distribution that is included in gross income.

     o You may request a change from Death Benefit Option 1 to Option 2 (requires additional underwriting approval)

          o    Both Insureds must be living at the time of the request.

          o    We will require evidence of insurability.

          o    The Stated Amount will be decreased by the Cash Value.

          o A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $100,000.

     o Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the older Insured is age 86. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. There is an additional Policy Administrative Charge and a Per Thousand of Stated Amount Surrender Charge associated with a requested increase in Stated Amount. In addition, your cost of insurance will increase commensurate with the increase in the Stated Amount and in consideration of the attained ages and underwriting class of the Insureds at the time the increase is requested.

          We will require you to submit a new application and evidence of insurability for any requested increase in the Stated Amount. We require evidence of insurability because we issue an additional "insurance segment" associated with the increase. Each insurance segment will have its own issue age, risk class and in certain instances, charges. In this case, we will attribute your

          Cash Value to each insurance segment in the order they were added to the Policy to compute our insurance risk and to calculate the Cost of Insurance Charge.

          If you surrender all or a portion of your Policy, we will apply the corresponding per thousand surrender charge for each insurance segment and then add the surrender charges for each insurance segment together to calculate the amount of the surrender charge.

Written requests for changes should be sent to the Travelers Life and Annuity, Policy Holder Services, P.O. Box 990019, Hartford, CT 06199-0010. You can contact us by calling (800)-334-4298. Some Policy changes may have tax consequences. You should consult a tax adviser before requesting any changes.

                                    PREMIUMS

               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insureds. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due (unless you elect a Lapse Protection Guarantee Rider). If you elect a Lapse Protection Guarantee Rider at issue, there will be a minimum cumulative premium requirement in order to keep the Rider in effect. If you do not meet the minimum cumulative premium requirement on a monthly basis the Rider will lapse. See the Lapse and Reinstatement section for more information on this Rider.

Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

     o mailing a check, payable to Travelers Life & Annuity, One Cityplace, 3CP, Hartford, CT 06103-3415; or

     o by direct checking account deductions (you must complete a pre-authorization collection form).

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the last Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Premium we receive will be placed in a non-interest bearing account. After underwriting is complete and the Right to Cancel period begins, thereafter we will apply your Net Premium to the Investment Options and the Fixed Account as you indicate on your application (premium allocation instructions).

You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

                            VALUES UNDER YOUR POLICY

                                   CASH VALUE

Each Policy has a CASH VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Cash Value which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Cash Value is the sum of the values held in the INVESTMENT OPTIONS, the FIXED ACCOUNT and the LOAN ACCOUNT. A Policy's Cash Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy's Cash Value each day the New York Stock Exchange is open for trading (A VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Cash Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

We determine the NET INVESTMENT FACTOR for any Valuation Period
using the following equation:                                      a - c
                                                                 --------
                                                                    b

A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

MINUS:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the Cash Value) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day g. Any surrender amounts, including applicable surrender charges, that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account as collateral for that loan. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.66% in Policy Years 1-15 and 3.85% in Policy Years 16 and later on an annual basis. We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually.

When we determine a Policy's Cash Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options and the Fixed Account to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK

MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail. We will reject transfer requests requested via facsimile, telephone or Internet. We will notify you if we choose to exercise our contractual right to restrict your acceptable mode of requesting transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

          o    the dollar amount you request to transfer;

          o the number of transfers you made within the previous three months;

          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

          o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

          o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company may issue Policies to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of a Fund, which may serve to decrease the Fund's performance. Further, excessive trading and market timing activity may disrupt the management of a Fund because of the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Investment Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Policy Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

     TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

     TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer.

                               TELEPHONE TRANSFERS

The Policy Owner may make a transfer request in writing by mailing the request to the Company at its Home Office, or by telephone (if an authorization form is on file) by calling 1-800-334-4298. The Company will take reasonable steps to ensure that telephone transfer requests are genuine. These steps may include seeking proper authorization and identification prior to processing telephone requests. Additionally, the Company will confirm telephone transfers. Any failure to take such measures may result in the Company's liability for any losses due to fraudulent telephone transfer requests.

                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of Cash Value on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $5000 of Cash Value in the Investment Option from which amounts will be transferred out of to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of Cash Value, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to help keep your investments properly aligned with your investment strategy. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form. The Fixed Account is excluded from all rebalancing program transactions.

                                  DEATH BENEFIT

If your Policy is in effect on the date of the last Insured's death, we will pay your Beneficiary a Death Benefit. WE MAY REDUCE THE DEATH BENEFIT PAYABLE AS DISCUSSED BELOW UNDER "PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS." All or part of the Death Benefit may be paid in cash or applied to one or more of the PAYMENT OPTIONS described in the following pages.

You may select one of two Death Benefit Options when you purchase the Policy. The amount of the Death Benefit will depend on which Death Benefit Option you select. However, as long as the Policy remains in effect, the Company guarantees that the Death Benefit under either option will be at least the current Stated Amount of the Policy less any outstanding Policy loans and unpaid Monthly Deduction Amount.

OPTION 1 (THE LEVEL OPTION)

The Death Benefit will be equal to the Stated Amount of the Policy on the date of the last Insured's death or, if greater, the Minimum Amount Insured as of the date of the last Insured's death.

OPTION 2 (THE VARIABLE OPTION)

The Death Benefit will be equal to the Stated Amount of the Policy plus the Cash Value as of the date of the last Insured's death or, if greater, the Minimum Amount Insured as of the date of the last Insured's death.

In order to be treated as life insurance under federal tax law, the Policy's Death Benefit must meet or exceed the minimum requirements of either the Guideline Premium Test or the Cash Value Accumulation Test (the MINIMUM AMOUNT INSURED). These tests generally impact the Death Benefit when a Policy Owner has a relatively large Cash Value in relation to the Stated Amount. This Policy uses the GUIDELINE PREMIUM TEST.

Under the Guideline Premium Test, a Policy's Death Benefit will not be less than the Policy's Cash Value times the corridor factor under the Code. The corridor factors, which require that the Death Benefit be greater than the Policy's Cash Value by a percentage that decreases over time, are shown in your Policy. The following is a summary of the percentages. For attained ages not shown, the percentages decline pro rata each year.

       ATTAINED AGE
  OF THE YOUNGER INSURED                  CORRIDOR FACTORS
----------------------------       --------------------------------
           0-40                                 250%
            45                                  215%
            50                                  185%
            55                                  150%
            60                                  130%
            65                                  120%
            70                                  115%
            75                                  105%
            95+                                 100%


The investment performance of the Funds, expenses and deduction of charges all impact Cash Value. In some circumstances, the Death Benefit may vary with the amount of the Cash Value. Under Death Benefit Option 1, the Death Benefit will vary with the Cash Value whenever the Cash Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under

Death Benefit Option 2, the Death Benefit will always vary with the Cash Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Cash Value as of the date of the last Insured's death (or if greater, the Minimum Amount Insured as of the date of the last Insured's death). Finally, if the investment performance of the Funds is too low and the Cash Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under each Death Benefit Option. The examples assumes two Insureds, both age 40, a Minimum Amount Insured of 250% of Cash Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit of the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Cash Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Cash Value of the Policy (determined on the date of the last Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Cash Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Cash Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Cash Value ($50,000 + $60,000 = $110,000).

                        CHANGING THE DEATH BENEFIT OPTION

You may change the Death Benefit Option by sending a written request to the Company. With some changes from Option 2 (Variable Benefit) to Option 1 (Level Benefit), involving substantially funded Policies, there may be a cash distribution, which is included in gross income. A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $10,000. A change from Option 1 to Option 2 is also subject to underwriting. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before making any change.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the last Insured's death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insureds, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is alive when the last Insured has died, the Death Benefit will be paid to the Policy Owner, if alive, otherwise, the Death Benefit will be paid to the Policy Owner's estate. In addition, we may defer payment of proceeds that exceed the Cash Value for up to six months from the date of the request for the payment.

If one or both of the Insureds commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See "Limits on Right to Contest and Suicide Exclusion.") In addition, if the last Insured dies during the 31-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Monthly Deduction Amount that is due and unpaid.

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company's PAYMENT OPTIONS. We may defer payment of proceeds, which exceed the Death Benefit for up to six months from the date of the request for payment. A combination of options may be used. The minimum amount that may be placed under a Payment Option is $5,000 unless we consent to a lesser amount. Proceeds applied under a Payment Option will no longer be affected by the investment experience of the Investment Options.

The following Payment Options are available under the Policy:

       OPTION 1 -- Payments of a fixed amount

       OPTION 2 -- Payments for a fixed period

       OPTION 3 -- Amounts Held at Interest

       OPTION 4 -- Monthly Life Income

       OPTION 5 -- Joint and Survivor Level Amount Monthly Life Income

       OPTION 6 -- Joint and Survivor Monthly Life Income-Two-thirds to Survivor

       OPTION 7 -- Joint and Last Survivor Monthly Life Income-Monthly Payment
                      Reduces on Death of First Person Named

       OPTION 8 -- Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $100, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                              BENEFITS AT MATURITY

If your Policy is in effect on the Maturity Date, we will pay the Policy's Cash Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

We offer two riders, the Maturity Extension Rider and the Coverage Extension Rider that may extend your coverage beyond the Policy's Maturity Date. However, the tax consequences of continuing the Policy beyond the Maturity Date are unclear. You should consult your tax adviser before electing the rider to assess any potential tax liability. Details about these riders are in the "Other Benefits -- Riders" section below.

                                 OTHER BENEFITS

EXCHANGE OPTION

Once the Policy is in effect, you may exchange it during the first two (2) Policy Years for a form of non-variable survivorship life insurance issued by the Company (or an affiliated company, if allowed by state law) on the lives of the Insureds. Benefits under the new life insurance policy will be as described in that policy. No evidence of insurability will be required. The Stated Amount will be the same for each Policy. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange. In addition, there may be an equitable adjustment in payments and Cash Values to reflect variance, if any, in the payments (and charges) and Cash Values under this policy and the new policy. If you make an exchange, the current Cash Value of this Policy will be increased by the cost of insurance charges assessed under the Policy since the Policy Date. This amount is then used to purchase the non-variable permanent survivorship life insurance (new policy). We will then adjust the new policy for insurance charges that would have been paid had you originally purchased the new policy (with the same Stated Amount as the old Policy) on the Policy Date of this Policy. If these adjustments result in the Policy not qualifying as life insurance under applicable federal tax laws, we may make a cash distribution to you, which may be taxable.

The Company currently permits exchanges of the Policy to certain other types of insurance policies without applying surrender charges provided the entire Cash Value of the Policy is rolled over to the new policy. The new policy may be any other form of variable or non-variable, permanent (universal life or whole life), single life or survivorship policy the Company then issues. Evidence of insurability may be required. State replacement requirements may apply.

RIDERS (SUPPLEMENTAL INSURANCE BENEFITS)

You may elect to have one or more of the following Riders added to your Policy. There may be costs associated with these Riders. Certain Riders may not be available in all states. The descriptions below are intended to be general; the terms of the Riders providing the additional benefits may vary from state to state, and you should consult the Policy and Rider.

ANNUAL RENEWABLE TERM RIDER            Provides additional death benefit on one
                                       or both Insureds (one rider per
                                       Insured), payable at death of covered
                                       Insured.

COST OF LIVING ADJUSTMENT RIDER        Allows automatic increases in the face
                                       amount based on increases in the
                                       Consumer Price Index.

COVERAGE EXTENSION RIDER               The Coverage Extension Rider allows the
(AVAILABLE ONLY IF BOTH                policy to continue in force beyond the
INSUREDS' ISSUE AGE IS 80 OR LESS)     Maturity Date. The policy will be
                                       continued until the earlier of the last
                                       Insured's Death or the receipt of a
                                       request for full surrender. The Death
                                       Benefit after the Maturity Date will be
                                       equal to the Amount Insured as of the
                                       date of Death, minus any loan amount due and any amounts payable under a collateral assignment of the policy.
                                       After the Maturity Date, Interest on
                                       loans will continue to accrue and will
                                       be added to the total Loan Account
                                       value, and loan repayments will be
                                       accepted. New loans, partial surrenders
                                       and transfers among the Investment
                                       Options (funds) will continue to be
                                       permitted after the Maturity Date. There is no charge for this rider.

ESTATE PROTECTION RIDER                Provides additional Death Benefit in the
                                       first four Policy Years, which can be
                                       used for estate taxes if Policy proceeds are included in the estate of the surviving spouse. Benefits are paid whether or not they are needed for estate tax payment.

ESTATE TAX REPEAL RIDER                Allows surrender charges to be waived in
                                       the event that Federal Estate Tax is
                                       repealed. There is a charge for this
                                       rider.

FULL SURRENDER CHARGE WAIVER RIDER     For policies with a minimum initial
                                       premium of $50,000, --allows the
                                       surrender charges to be waived if the
                                       policy is fully surrendered during the
                                       first five policy years. There is a
                                       charge for this rider.

LAPSE PROTECTION GUARANTEE RIDER       The 10 Year Lapse Protection Guarantee
(10 YEAR AND 20 YEAR)                  Rider is only available with Death
                                       Benefit Option 1 (Level). It is not
                                       available with Death Benefit Option 2
                                       (Increasing). The 20 Year Lapse
                                       Protection Guarantee is available with
                                       Death Benefit Option 2 (Increasing). The
                                       Rider provides that if, during the first
                                       10 Policy Years or first 20 Policy
                                       Years, as applicable, the total premiums paid, less any outstanding loans or partial surrenders equals or exceeds the cumulative Monthly Lapse Protection
                                       Premium shown in the Policy, a Lapse
                                       Protection Guarantee will apply. With
                                       this Rider, the Policy will not lapse on a Monthly Deduction Day even if the Cash
                                       Surrender Value is not enough to cover
                                       the Monthly Deduction Amount due.

                                       The Monthly Lapse Protection Premium
                                       will change to reflect any changes you
                                       make to the Stated Amount or Riders
                                       under the Policy. If you make a change,
                                       we will send you an updated Policy
                                       Summary page showing you the new Monthly
                                       Lapse Protection Premium that must be
                                       met. This rider ends after 10 or 20
                                       years. This Rider may be cancelled if
                                       you switch to Death Benefit Option 2.

MATURITY EXTENSION RIDER               The Maturity Extension Rider allows the
(AVAILABLE ONLY IF EITHER              policy to continue in force beyond the
INSURED'S ISSUE AGE IS BETWEEN 81-85)  Maturity Date. The policy will be continued until the earlier of the last
                                       Insured's Death or the receipt of a
                                       request for full surrender. The Death
                                       Benefit after the Maturity Date will be
                                       equal to the Cash Value as of the date
                                       of Death, minus any Loan Account value
                                       and any amounts payable under a
                                       collateral assignment of the policy.
                                       After the Maturity Date, Interest on
                                       loans will continue to accrue and will
                                       be added to the total Loan Account
                                       value, and loan repayments will be
                                       accepted. New loans, partial surrenders
                                       and transfers among the Investment
                                       Options (funds) will continue to be
                                       permitted after the Maturity Date. There is no charge for this rider.

POLICY SPLIT OPTION RIDER              Splits Cash Value and Death Benefit into
                                       two equal individual non-term life
                                       insurance policies at the attained age
                                       of the insured without evidence of
                                       insurability in the event of divorce
                                       (two-year waiting period) or the repeal
                                       of the Unlimited Marital Deduction.
                                       There is no charge for this rider.

POLICY SPLIT OPTION PLUS RIDER         Splits Cash Value and Death Benefit into
                                       two equal individual non-term life
                                       insurance policies at the attained age
                                       of the insured without evidence of
                                       insurability in the event of divorce or
                                       the repeal of the Unlimited Marital
                                       Deduction. There is a charge for this
                                       rider.

RETURN OF PREMIUM RIDER                Provides annual increases to the Stated
                                       Amount of the Policy on each Policy
                                       Anniversary. No evidence of insurability is required. The amount of each annual increase will be equal to the sum of the total amount of increases that have been provided under this Rider as of the preceding Policy Anniversary, multiplied by the Return of Premium Rate shown in the Rider; plus the total premiums received by us and applied to the Policy during the preceding Policy Year, multiplied by 100% plus the Return of Premium Rate. There is a maximum sum of increases provided under this Rider and once the maximum is reached, no further increases will be allowed. There is a charge for this Rider.

SCHEDULED INCREASE OPTION RIDER        Can automatically increase coverage by 1%
                                       to 5% per year.

                                POLICY SURRENDERS

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. See "Tax Treatment of Policy Benefits."

                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Cash Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all your selected Investment Options and The Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Cash Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within 7 days after we receive your request.

In addition to reducing the Policy's Cash Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. Under Option 1 (the Level Option), the Policy's Stated Amount will be reduced by the surrender amount. Under Option 2 (the Variable Option), the Policy's Cash Value, which is part of the Death Benefit, will be reduced by the surrender amount. We may require you to return the Policy to record this reduction.

                                  POLICY LOANS

While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See "Federal Tax Considerations."

                                 LOAN CONDITIONS

     o You may borrow up to 100% of the Policy's Cash Value, minus surrender charges and any other Outstanding Loans. We determine Cash Value on the day we receive the written loan request. We will charge you interest on the amount of the loan.

     o The loan request must be at least $500, except where state law requires a different minimum.

     o To secure the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account. We make the transfer from the Investment Options on a pro rata basis, unless you give us different allocation instructions. The portion of the loan transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A loan from the Fixed Account in an amount greater than this proportionate amount is not permitted.

     o Amounts in the Loan Account earn interest at a rate of 4% per year in arrears.

     o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions

     o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in advance, at the beginning of each Policy Year, at the rate(s) shown below. Interest not paid when due will be added to the amount of the Outstanding Loan. We will transfer the amount of the unpaid interest from the Investment Options on a pro rata basis. The portion of the unpaid loan interest transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date the unpaid loan interest is added to the Outstanding Loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request. The table below shows the interest rates we will charge.

                          POLICY YEARS         RATE CHARGED

                          ------------------   ----------------
                          1 - 15               5.66%
                          16 and later         3.85%


     o You may repay all or a part of your Outstanding Loans at any time while any Insured is alive by sending the repayment to our Home Office.

     o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a premium payment to the Policy.

     o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Option based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Cash Value as of the date we receive the loan request.

     o We will deduct any unpaid loan amount, including interest you owe, from your Cash Value when you surrender the Policy and from the Death Benefit proceeds payable.

     o If any unpaid loan amount, including any interest you owe, equals or exceed the Cash Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period. See "Lapse and Reinstatement."

                                EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences.

See "Tax Treatment of Policy Benefits." In addition, the tax consequences of a loan after the fourteenth Policy Year are uncertain.

You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Cash Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the last Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

                        LAPSE PROTECTION GUARANTEE RIDER

This 10 Year rider is available only with Death Benefit Option 1 (the Level Option). The 20 Year Rider is available with Death Benefit Options 1 and 2. The (10 Year and 20 Year) Riders provide that if, during the first 10 Policy Years or first 20 Policy Years, as applicable, the total premiums paid, less any outstanding loans or partial surrenders, equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. The Monthly Lapse Protection Premium is primarily based on the sex, underwriting classifications, and Ages of the Insureds and the Stated Amount of the Policy. With these Riders, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.

The Monthly Lapse Protection Premium will change to reflect any increases you make to the Stated Amount or changes to Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing the new Monthly Lapse Protection Premium that must be met. The 10 Year Rider will be cancelled if you switch to Death Benefit Option 2 (the Variable Option).

State law may affect the availability and some of the terms of this Rider.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts;

     (5)  you pay the amount of any outstanding loan.

Upon reinstatement, the Policy's Cash Value will be the amount provided by the Premium Payments you made, plus any Cash Value as of the date of lapse.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISOR SHOULD BE CONSULTED.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

     o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes.)

     o INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn - including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

     o INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     o    A definition of a life insurance contract.

     o    Diversification requirements for separate account assets.

     o Limitations on policy owner's control over the assets in a separate account.

     o Guidelines to determine the maximum amount of premium that may be paid into a policy.

     o    Limitations on withdrawals from a policy.

     o Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

Treasury Regulation Section 1.817-5, which was adopted to implement section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five (5) distinct investments. Generally, Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. The Treasury has also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Investment Options without being treated as owners of the underlying assets. As of the date of this prospectus, no such guidance has been issued. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans may not be tax deductible.

INVESTMENT IN THE POLICY

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

                            OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

INSURABLE INTEREST

The Owner must have an insurable interest in the lives of the Insureds in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for Federal income tax purposes. State laws on this subject vary widely, but typically require that the Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the last Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Owner, not the life insurance carrier, to determine the existence of insurable interest in the lives of the Insureds under applicable state law.

THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Accounts.

ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). TDLLC does not retain any fees under the Policies; however, TDLLC may receive 12b-1 fees from the Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103-3415. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. These representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

                             COMPENSATION -- GENERAL

Broker-dealers having selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Modification, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Except as discussed below in the Additional Compensation Arrangements with Tower Square Securities, Inc., section below, when these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 128.25% of the target premium and 6.5% of excess premium paid in the first Policy Year. The maximum compensation payable will not exceed 6.5% of the annual renewable premium paid after Policy Year 1. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with TDLLC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds or serves as a sub-adviser to a Fund of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Policies. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Policies through retail broker-dealers that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

                              COMPENSATION -- TYPES

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. The amount of commissions we pay may vary depending on the selling agreement. We may also periodically establish commission specials whereby we pay a higher amount for sales of the Policy during a specified period; however, commissions paid under these specials will not exceed the amounts described immediately above. While a commission special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any commission specials.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the Policies; total assets attributable to sales of the Policies by registered representatives of the broker-dealer firm; the length of time that a Policy owner has owned the Policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The Company and TDLLC have entered into such arrangements with Interlink Securities, Inc., Tower Square Securities, Inc., NFP Securities, Inc., The Leaders Group, Inc., Underwriter Equity Corporation and ING Financial Partners.

In addition, the Company or TDLLC may sponsor all or a portion of broker-dealer firms' annual, regional or other meetings with their registered representatives and executives for purposes of educating them as to the Company's products. Any such compensation or reimbursement payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

ADDITIONAL COMPENSATION ARRANGEMENTS WITH TOWER SQUARE SECURITIES, INC. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Policy to customers. In addition to compensation described above, representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Policies may help qualify a Tower Square representative for such benefits.

Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square may receive up to 25% of target premium in additional compensation. This compensation is not paid to registered representatives but is used by Tower Square to supplement its operating income and may cause Tower Square or its representatives to favor the Company's products.

                            OTHER POLICY INFORMATION

                       PAYMENT AND SUSPENSION OF VALUATION

You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the last Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

                                POLICY STATEMENTS

We will maintain all records relating to the separate accounts, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     o    the Cash Value, Stated Amount and Amount Insured;

     o    the date and amount of each Premium Payment;

     o    the date and amount of each Monthly Deduction;

     o the amount of any outstanding Policy Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     o the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;

     o    the annualized cost of any Riders purchased under the Policy; and

     o a reconciliation since the last report of any change in Cash Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the lifetime of at least one of the Insured's for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if one or both of the Insureds commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid.

Addition and Substitution of Funds. If the use of a Separate Account or of an Investment Option is no longer possible, or in our judgment becomes inappropriate for the purposes of the Policy, we may substitute another separate account or Investment Option without your consent. The new Investment Option may have higher fees and charges than the one it replaced, and may not necessarily be available to all classes of Policies. We will not substitute Investment Options without notice to you and without prior approval of the SEC and of the insurance commissioner of the state where this Policy is issued for delivery, to the extent required by law. We also may add other Investment Options under the Policy. As required by law, we will notify you of any Policy changes.

                               EMERGENCY PROCEDURE

We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed 12 months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Cash Value in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when policy values are being withdrawn from the Fixed Account.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                                LEGAL PROCEEDINGS

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                              FINANCIAL STATEMENTS

We have included the applicable Company's financial statements and the applicable Separate Account's financial statements in the applicable Statement of Additional Information.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

AGE -- each Insured's age as of that Insured's last birthday.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Cash Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Cash Value (determined as of the date of the last Insured's death) or, if greater, the Minimum Amount Insured.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the last Insured.

CASH SURRENDER VALUE -- the Cash Value less any Outstanding Loans and applicable surrender charges.

CASH VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value.

CODE -- The Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- Either The Travelers Insurance Company or The Travelers Life and Annuity Company. The name of the Company that issued your Policy appears on your Policy and is determined primarily by the state where you purchased the Policy.

COMPANY'S HOME OFFICE -- the principal executive offices located at One Cityplace, Hartford, Connecticut 06103-3415.

COST OF INSURANCE CHARGE -- A charge that reflects, among other things, the anticipated mortality of the Insureds.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the last Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Cash Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- An account that consists of the Company's assets other than those held in any separate account.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY (IES) -- Either The Travelers Insurance Company or The Travelers Life and Annuity Company depending on which company issues your Policy.

INSURED(S) -- the two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS -- the segments of the separate account to which you may allocate Premium Payments or Cash Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- Either The Travelers Insurance Company or The Travelers Life and Annuity Company. The name of the Issuing Company appears on your Policy and is determined primarily by the state where you purchased the Policy.

LAST INSURED -- The Insured who dies second.

LOAN ACCOUNT -- an account in the Company's general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- An amount equal to the Policy's Cash Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if an Insured is living on the Maturity Date.

MATURITY DATE -- The anniversary of the Policy Date on which the youngest of the Insureds is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Cash Value determined as of the first day of the Policy Month and is shown in the Policy.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Cash Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK -- the Death Benefit minus the Cash Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- Amount owed the Company as a result of policy loans including both principal and accrued interest.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY --Travelers Variable Survivorship Life II, an individual variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g., Deduction Days, Policy Years).

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insureds; the Policy Owner may or may not be an Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM ALLOCATION INSTRUCTIONS -- the instructions you provide us to allocate your Premium Payments among the Investment Options and/or Fixed Account. You may change your Premium Allocation Instructions by written direction.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy. There are additional charges associated with some Riders.

SEPARATE ACCOUNT(S) -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

TERM AMOUNT -- the amount of insurance provided by the Rider.

UNDERWRITING PERIOD -- the time period from when we receive a completed Application until the Issue Date.

VALUATION DATE -- a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

                                   APPENDIX B
                           HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------

The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the maximum Guaranteed Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the current Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 6.00% from each premium payment for premium tax (2.25%), DAC tax (1.25%) and front-end sales charges (2.50%), (ii) the mortality and expense risk charge and separate account expense charge, and
(iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age and amount of insurance. There is no distinction between current and guaranteed policy administrative expense charges. Both charges are deducted monthly pro rata from each of the Investment Options.

The mortality and expense risk charge and the separate account expense charge are 0.80% and 0.10%, respectively, for the first fifteen Policy Years; thereafter they are 0.35% and 0.00%, respectively. Both charges are deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -2.43%, 3.57% and 9.57%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.88%, 4.12% and 10.12%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

     Male Preferred Nonsmoker Age 53 and Female Preferred Nonsmoker Age 50

     Stated Amount
     3,600,000
     Annual Premium
     $15,000.00


               TOTAL
              PREMIUMS             DEATH BENEFIT                         CASH VALUE                   CASH SURRENDER VALUE
              WITH 5%    -------------------------------------  -------------------------------  --------------------------------
      YEAR    INTEREST      0%         6%           12%         0%          6%         12%       0%        6%         12%
            ----------  --------------------------------------  -------------------------------  --------------------------------
        1      15,750    3,600,000    3,600,000     3,600,000      12,801      13,616     14,431          0          0          0
        2      32,288    3,600,000    3,600,000     3,600,000      25,051      27,469     29,987          0          0          0
        3      49,652    3,600,000    3,600,000     3,600,000      36,701      41,506     46,711          0          0          0
        4      67,884    3,600,000    3,600,000     3,600,000      47,694      55,660     64,641          0          0      1,461
        5      87,029    3,600,000    3,600,000     3,600,000      57,967      69,852     83,808         43     11,928     25,884
        6     107,130    3,600,000    3,600,000     3,600,000      67,440      83,987    104,234     14,808     31,355     51,602
        7     128,237    3,600,000    3,600,000     3,600,000      76,877      98,835    126,837     29,501     51,459     79,461
        8     150,398    3,600,000    3,600,000     3,600,000      85,308     113,419    150,800     43,188     71,299    108,680
        9     173,668    3,600,000    3,600,000     3,600,000      92,618     127,594    176,120     55,754     90,730    139,256
       10     198,102    3,600,000    3,600,000     3,600,000      98,650     141,160    202,748     67,078    109,588    171,176
       15     339,862    3,600,000    3,600,000     3,600,000     100,543     188,461    349,761     95,287    183,205    344,505
       20     520,789    3,600,000    3,600,000     3,600,000      17,234     155,173    497,614     17,234    155,173    497,614
       25     751,702           0             0     3,600,000           0           0    517,334          0          0    517,334
       30    1,046,412          0             0     3,600,000           0           0      8,884          0          0      8,884
       35    1,422,545          0             0             0           0           0          0          0          0          0
       40    1,902,596          0             0             0           0           0          0          0          0          0
       45    2,515,277          0             0             0           0           0          0          0          0          0
       50    3,297,231          0             0             0           0           0          0          0          0          0

                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

     Male Preferred Nonsmoker Age 53 and Female Preferred Nonsmoker Age 50

     Stated Amount 3,600,000
     Annual Premium $15,000.00


                   TOTAL
                  PREMIUMS                DEATH BENEFIT                       CASH VALUE                CASH SURRENDER VALUE
                  WITH 5%      --------------------------------------------------------------------------------------------------
       YEAR       INTEREST        0%         6%           12%           0%        6%        12%        0%      6%        12%
              -------------------------------------------------------------------------------------------------------------------
         1         15,750      3,600,000    3,600,000     3,600,000      12,856   13,673     14,490        0        0          0
         2         32,288      3,600,000    3,600,000     3,600,000      25,280   27,709     30,238        0        0          0
         3         49,652      3,600,000    3,600,000     3,600,000      37,258   42,099     47,341        0        0          0
         4         67,884      3,600,000    3,600,000     3,600,000      48,772   56,825     65,898        0        0      2,718
         5         87,029      3,600,000    3,600,000     3,600,000      59,794   71,857     86,006    1,870   13,933     28,082
         6        107,130      3,600,000    3,600,000     3,600,000      70,273   87,144    107,752   17,641   34,512     55,120
         7        128,237      3,600,000    3,600,000     3,600,000      81,044  103,546    132,168   33,668   56,170     84,792
         8        150,398      3,600,000    3,600,000     3,600,000      91,154  120,124    158,507   49,034   78,004    116,387
         9        173,668      3,600,000    3,600,000     3,600,000     100,575  136,846    186,916   63,711   99,982    150,052
        10        198,102      3,600,000    3,600,000     3,600,000     109,241  153,631    217,511   77,669  122,059    185,939
        15        339,862      3,600,000    3,600,000     3,600,000     137,074  233,615    406,411  131,818  228,359    401,155
        20        520,789      3,600,000    3,600,000     3,600,000     131,013  299,281    683,482  131,013  299,281    683,482
        25        751,702      3,600,000    3,600,000     3,600,000      80,756  332,243  1,092,933   80,756  332,243  1,092,933
        30       1,046,412             0    3,600,000     3,600,000           0  321,956  1,736,154        0  321,956  1,736,154
        35       1,422,545             0    3,600,000     3,600,000           0  210,173  2,780,690        0  210,173  2,780,690
        40       1,902,596             0            0     4,775,149           0        0  4,547,761        0        0  4,547,761
        45       2,515,277             0            0     7,488,854           0        0  7,414,707        0        0  7,414,707
        50       3,297,231             0            0    12,101,758           0        0 12,101,758        0        0 12,101,758


     These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Travelers Life & Annuity, One Cityplace, 3CP Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

To obtain free copies of personalized illustrations of death benefits, cash surrender values, and cash values please contact your agent or registered representative.

The SAI contains additional information about the Registrant and can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Registrant are available on the Commission's Internet site at http://www.sec.gov and that copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File Numbers: 811-03927 and 811-07411


L-16284                                                                    05/05

                    Travelers Variable Survivorship Life II
             Individual Variable Universal Life Insurance Contracts
                                    Issued By
                       The Travelers Insurance Company or
                     The Travelers Life and Annuity Company
                              Hartford, Connecticut

L-16284                                                                     5/05

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                              TRAVELERS MARKETLIFE
                             TRAVELERS VARIABLE LIFE
                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                       TRAVELERS VARIABLE SURVIVOSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 2




                   PART B: STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)


                                      DATED


                                   MAY 2, 2005


                                       FOR


              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Contracts and The Travelers Life & Annuity Company. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 2, 2005 for Travelers MarketLife, Travelers Variable Life, Travelers Variable Life Accumulator - Series 2, Travelers Variable Survivorship Life, and Travelers Variable Survivorship Life II ("the Contracts"). The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to The Travelers Life and Annuity Company, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                              3
   The Depositor                                                             3
   State Regulation                                                          3
   The Registrant                                                            3
   Registration Statement                                                    3
   The Custodian                                                             3
UNDERWRITING AND SERVICE AGREEMENTS                                          3
   Distribution and Principal Underwriting Agreement                         3
   Compensation                                                              4
   Distribution and Service Fees (12b-1 fees)                                4
VALUATION OF ASSETS                                                          5
   Investment Options                                                        5
   Cash Value                                                                5
   Accumulation Unit Value                                                   5
ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES                                5
   Special Purchase Plans                                                    5
   Underwriting Procedures                                                   5
   Increases and Decreases in Stated Amount                                  6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                6
FINANCIAL STATEMENTS                                                         6

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06183-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")

     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. The Travelers Life and Annuity Company sponsors a separate account: The Travelers Fund UL II for Variable Life Insurance (Fund UL II). Fund UL II was established under the laws of Connecticut on October 17, 1995. Fund UL II is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualify as a "a separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, its amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                       UNDERWRITING AND SERVICE AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------
                           UNDERWRITING COMMISSIONS            AMOUNT OF
                               PAID TO TDLLC            UNDERWRITING COMMISSIONS
 YEAR                          BY THE COMPANY               RETAINED BY TDLLC
--------------------------------------------------------------------------------
 2004                              $17,562                        $0
--------------------------------------------------------------------------------
 2003                              $22,759                        $0
--------------------------------------------------------------------------------
 2002                              $34,874                        $0
--------------------------------------------------------------------------------

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contracts are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.


                               VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                  ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Contract's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports refer to changes in The Travelers Life and Annuity Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


                              FINANCIAL STATEMENTS

The financial statements of The Travelers Life and Annuity Company and The Travelers Fund UL II for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the separate accounts.

ANNUAL REPORT
DECEMBER 31, 2004

                           THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                               DREYFUS
                                                                STOCK
                                                                INDEX
                                           CAPITAL              FUND -               MANAGED               MONEY
                                        APPRECIATION           INITIAL                ASSETS               MARKET
                                            FUND                SHARES                TRUST              PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 20,626,006         $ 18,769,591         $  4,828,709         $ 36,538,043

  Receivables:
    Dividends ................                    --                   --                   --               32,120
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            20,626,006           18,769,591            4,828,709           36,570,163
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 20,626,006         $ 18,769,591         $  4,828,709         $ 36,570,163
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                          ALLIANCEBERNSTEIN          GLOBAL
                                                               PREMIER               GROWTH               GROWTH
                                            THE                 GROWTH               FUND -               FUND -
                                           MERGER            PORTFOLIO -            CLASS 2              CLASS 2
                                          FUND VL              CLASS B               SHARES               SHARES
                                        ------------      -----------------       ------------         ------------
ASSETS:
  Investments at market value:          $  1,250,204         $  1,389,594         $  7,066,679         $ 29,362,852

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,250,204            1,389,594            7,066,679           29,362,852
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,250,204         $  1,389,594         $  7,066,679         $ 29,362,852
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    DREYFUS
                           CREDIT             DELAWARE               VIF -              DREYFUS
                           SUISSE               VIP               DEVELOPING             VIF -               FRANKLIN
  GROWTH-INCOME            TRUST                REIT                LEADERS           APPRECIATION          SMALL CAP
     FUND -               EMERGING            SERIES -            PORTFOLIO -         PORTFOLIO -             FUND -
     CLASS 2              MARKETS             STANDARD              INITIAL             INITIAL              CLASS 2
     SHARES              PORTFOLIO             CLASS                SHARES               SHARES               SHARES
  -------------        ------------         ------------         ------------         ------------         ------------
  $ 17,314,498         $  1,620,117         $  1,064,521         $ 11,012,737         $    369,541         $  4,670,298


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    17,314,498            1,620,117            1,064,521           11,012,737              369,541            4,670,298
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 17,314,498         $  1,620,117         $  1,064,521         $ 11,012,737         $    369,541         $  4,670,298
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                              TEMPLETON                                 TEMPLETON
                                           MUTUAL             DEVELOPING           TEMPLETON              GLOBAL
                                           SHARES              MARKETS              FOREIGN               ASSET
                                         SECURITIES           SECURITIES           SECURITIES           ALLOCATION
                                           FUND -               FUND -               FUND -               FUND -
                                           CLASS 2             CLASS 2              CLASS 2              CLASS 1
                                           SHARES               SHARES               SHARES               SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,666,637         $    100,224         $  6,895,107         $  1,514,268

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,666,637              100,224            6,895,107            1,514,268
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,666,637         $    100,224         $  6,895,107         $  1,514,268
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON
     GLOBAL              TEMPLETON
     INCOME                GROWTH             GOLDMAN               EQUITY                                    GLOBAL
   SECURITIES            SECURITIES            SACHS                 INDEX                                  TECHNOLOGY
     FUND -                FUND -             CAPITAL             PORTFOLIO -          FUNDAMENTAL         PORTFOLIO -
     CLASS 1              CLASS 1              GROWTH               CLASS I               VALUE              SERVICE
     SHARES                SHARES               FUND                SHARES              PORTFOLIO             SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $    750,082         $  9,576,773         $  3,181,354         $ 29,898,620         $ 27,150,439         $  1,623,242


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       750,082            9,576,773            3,181,354           29,898,620           27,150,439            1,623,242
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    750,082         $  9,576,773         $  3,181,354         $ 29,898,620         $ 27,150,439         $  1,623,242
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           MID CAP             WORLDWIDE                                  TOTAL
                                           GROWTH                GROWTH              LAZARD               RETURN
                                         PORTFOLIO -          PORTFOLIO -          RETIREMENT          PORTFOLIO -
                                           SERVICE              SERVICE            SMALL CAP          ADMINISTRATIVE
                                           SHARES                SHARES            PORTFOLIO              CLASS
                                        ------------         ------------         ------------        --------------
ASSETS:
  Investments at market value:          $  6,682,248         $  5,802,316         $  2,321,023         $ 26,060,362

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             6,682,248            5,802,316            2,321,023           26,060,362
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  6,682,248         $  5,802,316         $  2,321,023         $ 26,060,362
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     PIONEER             PUTNAM VT            PUTNAM VT            PUTNAM VT             EAFE(R)
     MID CAP             DISCOVERY          INTERNATIONAL          SMALL CAP             EQUITY             SMALL CAP
    VALUE VCT              GROWTH               EQUITY               VALUE               INDEX                INDEX
   PORTFOLIO -             FUND -               FUND -              FUND -               FUND -               FUND -
    CLASS II              CLASS IB             CLASS IB            CLASS IB             CLASS A              CLASS A
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
  ------------         ------------         -------------        ------------         ------------         ------------
  $  3,563,928         $    154,562         $  5,202,050         $  3,176,235         $  7,481,571         $ 13,151,727


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     3,563,928              154,562            5,202,050            3,176,235            7,481,571           13,151,727
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  3,563,928         $    154,562         $  5,202,050         $  3,176,235         $  7,481,571         $ 13,151,727
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               MULTIPLE
                                          MULTIPLE            DISCIPLINE
                                         DISCIPLINE          PORTFOLIO -
                                         PORTFOLIO -           BALANCED
                                           ALL CAP             ALL CAP            CONVERTIBLE             EQUITY
                                           GROWTH               GROWTH             SECURITIES             INCOME
                                          AND VALUE           AND VALUE            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $    263,679         $    128,417         $  3,347,888         $ 11,169,576

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               263,679              128,417            3,347,888           11,169,576
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    263,679         $    128,417         $  3,347,888         $ 11,169,576
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          ZERO
                                                                                         COUPON
                            MFS                                      U.S.                 BOND                 AIM
     LARGE                MID CAP              PIONEER            GOVERNMENT              FUND               CAPITAL
      CAP                  GROWTH                FUND             SECURITIES           PORTFOLIO           APPRECIATION
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO          SERIES 2005           PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $  2,039,055         $  2,328,978         $    934,399         $ 17,338,799         $  1,696,718         $  9,975,229


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     2,039,055            2,328,978              934,399           17,338,799            1,696,718            9,975,229
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  2,039,055         $  2,328,978         $    934,399         $ 17,338,799         $  1,696,718         $  9,975,229
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SMITH               SMITH
                                            MFS                 PIONEER               BARNEY              BARNEY
                                           TOTAL               STRATEGIC            AGGRESSIVE             HIGH
                                          RETURN                 INCOME               GROWTH              INCOME
                                         PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 22,419,516         $  6,021,050         $ 11,191,086         $ 10,692,316

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            22,419,516            6,021,050           11,191,086           10,692,316
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 22,419,516         $  6,021,050         $ 11,191,086         $ 10,692,316
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                                    SMITH
     BARNEY                SMITH               BARNEY                                                        EMERGING
  INTERNATIONAL            BARNEY              LARGE                                     COMSTOCK             GROWTH
     ALL CAP               LARGE           CAPITALIZATION          STRATEGIC           PORTFOLIO -         PORTFOLIO -
     GROWTH              CAP VALUE             GROWTH               EQUITY               CLASS II            CLASS I
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO              SHARES              SHARES
  -------------        ------------        --------------        ------------         ------------         ------------
  $    535,345         $ 12,668,440         $ 14,584,174         $ 14,801,703         $    945,179         $  1,391,227


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       535,345           12,668,440           14,584,174           14,801,703              945,179            1,391,227
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    535,345         $ 12,668,440         $ 14,584,174         $ 14,801,703         $    945,179         $  1,391,227
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          EQUITY -                                     HIGH                ASSET
                                           INCOME                GROWTH               INCOME              MANAGER
                                         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           INITIAL              INITIAL              INITIAL              INITIAL
                                            CLASS                CLASS                CLASS                CLASS
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 11,304,067         $ 12,486,578         $  2,259,446         $  2,081,776

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            11,304,067           12,486,578            2,259,446            2,081,776
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 11,304,067         $ 12,486,578         $  2,259,446         $  2,081,776
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  CONTRAFUND(R)            MID CAP
  PORTFOLIO -            PORTFOLIO -
    SERVICE                SERVICE
     CLASS                 CLASS 2              COMBINED
  -------------         ------------          ------------

  $ 10,692,851          $  2,574,915          $497,708,565


            --                    --                32,120
  ------------          ------------          ------------

    10,692,851             2,574,915           497,740,685
  ------------          ------------          ------------




            --                    --                    --
  ------------          ------------          ------------

  $ 10,692,851          $  2,574,915          $497,740,685
  ============          ============          ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             DREYFUS
                                                                              STOCK
                                                                              INDEX
                                                          CAPITAL             FUND -            MANAGED             MONEY
                                                       APPRECIATION          INITIAL             ASSETS             MARKET
                                                           FUND               SHARES             TRUST            PORTFOLIO
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $    319,970       $    109,785       $    458,999
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             141,101             139,735             34,878            373,504
  Administrative charges ......................              12,892              13,751              1,799             23,123
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             153,993             153,486             36,677            396,627
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............            (153,993)            166,484             73,108             62,372
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --             39,850                 --
    Realized gain (loss) on sale of investments              67,923             375,287              8,063                 --
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................              67,923             375,287             47,913                 --
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           3,313,725           1,144,376            247,620                 --
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  3,227,655        $  1,686,147       $    368,641       $     62,372
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                             CREDIT
                     ALLIANCEBERNSTEIN         GLOBAL                                                        SUISSE
      THE                 PREMIER              GROWTH              GROWTH             GROWTH-INCOME          TRUST
     MERGER                GROWTH              FUND -              FUND -                 FUND -            EMERGING
      FUND              PORTFOLIO -           CLASS 2              CLASS 2               CLASS 2            MARKETS
       VL                 CLASS B              SHARES              SHARES                 SHARES           PORTFOLIO
  ------------       -----------------      ------------         ------------         -------------       ------------
  $         --         $         --         $     23,398         $     46,054         $    140,373        $      3,776
  ------------         ------------         ------------         ------------         ------------        ------------


         3,675               10,466               41,655              191,079              118,754              11,557
           375                  202                1,382               10,200                3,606                 133
  ------------         ------------         ------------         ------------         ------------        ------------

         4,050               10,668               43,037              201,279              122,360              11,690
  ------------         ------------         ------------         ------------         ------------        ------------

        (4,050)             (10,668)             (19,639)            (155,225)              18,013              (7,914)
  ------------         ------------         ------------         ------------         ------------        ------------



            --                   --                   --                   --                   --                  --
           165                  106               19,881              319,301              207,077               5,306
  ------------         ------------         ------------         ------------         ------------        ------------

           165                  106               19,881              319,301              207,077               5,306
  ------------         ------------         ------------         ------------         ------------        ------------


        71,619              108,605              710,343            2,721,219            1,213,950             195,191
  ------------         ------------         ------------         ------------         ------------        ------------



  $     67,734         $     98,043         $    710,585         $  2,885,295         $  1,439,040        $    192,583
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              DREYFUS
                                                                               VIF -            DREYFUS
                                                         DELAWARE            DEVELOPING          VIF -             FRANKLIN
                                                         VIP REIT             LEADERS         APPRECIATION          SMALL
                                                         SERIES -           PORTFOLIO -       PORTFOLIO -         CAP FUND -
                                                         STANDARD             INITIAL           INITIAL            CLASS 2
                                                           CLASS               SHARES            SHARES             SHARES
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     20,903       $      6,056       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               2,075              76,353              2,336             32,016
  Administrative charges ......................                  63               6,108                 69              1,707
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................               2,138              82,461              2,405             33,723
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              (2,138)            (61,558)             3,651            (33,723)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments               1,140              80,683                270             51,462
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................               1,140              80,683                270             51,462
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             136,023             906,274              8,583            424,229
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    135,025        $    925,399       $     12,504       $    441,968
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         TEMPLETON                                 TEMPLETON           TEMPLETON
     MUTUAL              DEVELOPING          TEMPLETON              GLOBAL               GLOBAL            TEMPLETON
     SHARES               MARKETS             FOREIGN                ASSET               INCOME              GROWTH
   SECURITIES            SECURITIES          SECURITIES           ALLOCATION           SECURITIES          SECURITIES
     FUND -                FUND -              FUND -               FUND -               FUND -              FUND -
     CLASS 2              CLASS 2             CLASS 2               CLASS 1             CLASS 1             CLASS 1
     SHARES                SHARES              SHARES               SHARES               SHARES              SHARES
  ------------         ------------         ------------         ------------         ------------        ------------
  $      9,273         $        148         $     36,906         $     42,071         $    154,343        $    105,227
  ------------         ------------         ------------         ------------         ------------        ------------


         9,481                  153               28,730               11,027               10,134              65,698
           228                   --                2,091                1,378                1,267               7,386
  ------------         ------------         ------------         ------------         ------------        ------------

         9,709                  153               30,821               12,405               11,401              73,084
  ------------         ------------         ------------         ------------         ------------        ------------

          (436)                  (5)               6,085               29,666              142,942              32,143
  ------------         ------------         ------------         ------------         ------------        ------------



            --                   --                   --                   --                   --                  --
         6,154                   39                2,565                2,347               87,227             439,095
  ------------         ------------         ------------         ------------         ------------        ------------

         6,154                   39                2,565                2,347               87,227             439,095
  ------------         ------------         ------------         ------------         ------------        ------------


       143,410               10,802              761,831              162,064              (70,564)            729,404
  ------------         ------------         ------------         ------------         ------------        ------------



  $    149,128         $     10,836         $    770,481         $    194,077         $    159,605        $  1,200,642
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         GOLDMAN               EQUITY                                GLOBAL
                                                          SACHS                INDEX                               TECHNOLOGY
                                                         CAPITAL            PORTFOLIO -        FUNDAMENTAL        PORTFOLIO -
                                                         GROWTH               CLASS I             VALUE             SERVICE
                                                          FUND                 SHARES           PORTFOLIO            SHARES
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     21,591        $    460,604       $    172,068       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              25,315             210,310            192,997             11,721
  Administrative charges ......................               2,700              12,174             12,846                391
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              28,015             222,484            205,843             12,112
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              (6,424)            238,120            (33,775)           (12,112)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --            610,539                 --
    Realized gain (loss) on sale of investments              21,392             268,914            104,754            (95,765)
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................              21,392             268,914            715,293            (95,765)
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             230,005           2,076,895          1,066,482             86,084
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    244,973        $  2,583,929       $  1,748,000       $    (21,793)
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         PIONEER            PUTNAM VT
     MID CAP             WORLDWIDE              LAZARD               TOTAL               MID CAP            DISCOVERY
     GROWTH                GROWTH             RETIREMENT            RETURN              VALUE VCT             GROWTH
   PORTFOLIO -          PORTFOLIO -             SMALL             PORTFOLIO -          PORTFOLIO -            FUND -
     SERVICE              SERVICE                CAP            ADMINISTRATIVE           CLASS II            CLASS IB
     SHARES                SHARES             PORTFOLIO              CLASS                SHARES              SHARES
  ------------         ------------         ------------        --------------        ------------        ------------
  $         --         $     50,254         $         --         $    483,891         $      8,193        $         --
  ------------         ------------         ------------         ------------         ------------        ------------


        37,795               40,599               14,052              207,946               21,040               1,137
         1,148                1,409                  772                9,794                  599                   4
  ------------         ------------         ------------         ------------         ------------        ------------

        38,943               42,008               14,824              217,740               21,639               1,141
  ------------         ------------         ------------         ------------         ------------        ------------

       (38,943)               8,246              (14,824)             266,151              (13,446)             (1,141)
  ------------         ------------         ------------         ------------         ------------        ------------



            --                   --                   --              374,428               28,703                  --
        69,616              (55,306)               9,555              130,391               49,515               8,160
  ------------         ------------         ------------         ------------         ------------        ------------

        69,616              (55,306)               9,555              504,819               78,218               8,160
  ------------         ------------         ------------         ------------         ------------        ------------


       957,571              253,365              252,742              221,618              455,846               3,723
  ------------         ------------         ------------         ------------         ------------        ------------



  $    988,244         $    206,305         $    247,473         $    992,588         $    520,618        $     10,742
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM VT           PUTNAM VT           EAFE(R)
                                                       INTERNATIONAL         SMALL CAP           EQUITY            SMALL CAP
                                                          EQUITY               VALUE             INDEX               INDEX
                                                          FUND -               FUND -            FUND -              FUND -
                                                         CLASS IB             CLASS IB          CLASS A             CLASS A
                                                          SHARES               SHARES            SHARES              SHARES
                                                       -------------       ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     82,926        $      6,045       $    131,302       $     50,608
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              40,131              17,853             44,417             95,844
  Administrative charges ......................               2,503                 402              2,978              6,986
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              42,634              18,255             47,395            102,830
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              40,292             (12,210)            83,907            (52,222)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments             311,293             145,807             41,376            588,136
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             311,293             145,807             41,376            588,136
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             390,595             467,253            900,704          1,424,203
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    742,180        $    600,850       $  1,025,987       $  1,960,117
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          MULTIPLE
    MULTIPLE             DISCIPLINE
   DISCIPLINE           PORTFOLIO -
   PORTFOLIO -            BALANCED                                                                             MFS
     ALL CAP              ALL CAP            CONVERTIBLE             EQUITY               LARGE              MID CAP
     GROWTH                GROWTH             SECURITIES             INCOME                CAP                GROWTH
    AND VALUE            AND VALUE            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
  ------------         ------------         ------------         ------------         ------------        ------------
  $        769         $        904         $     70,271         $    139,901         $     15,863        $         --
  ------------         ------------         ------------         ------------         ------------        ------------


           381                  229               21,230               84,808               14,056              17,017
            12                   --                  956                5,588                  600                 376
  ------------         ------------         ------------         ------------         ------------        ------------

           393                  229               22,186               90,396               14,656              17,393
  ------------         ------------         ------------         ------------         ------------        ------------

           376                  675               48,085               49,505                1,207             (17,393)
  ------------         ------------         ------------         ------------         ------------        ------------



           930                  255                   --              500,660                   --                  --
            41                   62               17,794              239,560               10,065              15,648
  ------------         ------------         ------------         ------------         ------------        ------------

           971                  317               17,794              740,220               10,065              15,648
  ------------         ------------         ------------         ------------         ------------        ------------


        12,549                4,231               81,138              187,574               94,345             259,893
  ------------         ------------         ------------         ------------         ------------        ------------



  $     13,896         $      5,223         $    147,017         $    977,299         $    105,617        $    258,148
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  ZERO
                                                                                                 COUPON
                                                                               U.S.            BOND FUND             AIM
                                                          PIONEER           GOVERNMENT         PORTFOLIO           CAPITAL
                                                            FUND            SECURITIES           SERIES          APPRECIATION
                                                         PORTFOLIO          PORTFOLIO             2005            PORTFOLIO
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      8,109        $    756,101       $     76,650       $     13,136
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               6,764             129,879             13,280             75,731
  Administrative charges ......................                 707              11,445              1,115              6,351
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................               7,471             141,324             14,395             82,082
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............                 638             614,777             62,255            (68,946)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --              29,854             18,940                 --
    Realized gain (loss) on sale of investments             (42,173)             (2,110)            (8,225)            87,475
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             (42,173)             27,744             10,715             87,475
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             128,346             187,413            (69,593)           524,481
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     86,811        $    829,934       $      3,377       $    543,010
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                          SMITH
                                                SMITH                SMITH                BARNEY              SMITH
       MFS                PIONEER               BARNEY              BARNEY            INTERNATIONAL           BARNEY
      TOTAL              STRATEGIC            AGGRESSIVE             HIGH                ALL CAP            LARGE CAP
     RETURN                INCOME               GROWTH              INCOME                GROWTH              VALUE
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
  ------------         ------------         ------------         ------------         -------------       ------------
  $    576,574         $    394,687         $         --         $    853,721         $      4,630        $    231,113
  ------------         ------------         ------------         ------------         ------------        ------------


       160,324               41,754               80,843               67,942                3,605              90,173
         8,771                3,229                3,782                5,231                  169               5,606
  ------------         ------------         ------------         ------------         ------------        ------------

       169,095               44,983               84,625               73,173                3,774              95,779
  ------------         ------------         ------------         ------------         ------------        ------------

       407,479              349,704              (84,625)             780,548                  856             135,334
  ------------         ------------         ------------         ------------         ------------        ------------



       587,994                   --               41,233                   --                   --                  --
        85,160                  315               71,971             (175,821)              38,126              53,320
  ------------         ------------         ------------         ------------         ------------        ------------

       673,154                  315              113,204             (175,821)              38,126              53,320
  ------------         ------------         ------------         ------------         ------------        ------------


     1,026,879              165,592              872,508              106,269               41,997             911,069
  ------------         ------------         ------------         ------------         ------------        ------------



  $  2,107,512         $    515,611         $    901,087         $    710,996         $     80,979        $  1,099,723
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           SMITH
                                                          BARNEY                                                    EMERGING
                                                           LARGE                                 COMSTOCK            GROWTH
                                                      CAPITALIZATION         STRATEGIC         PORTFOLIO -        PORTFOLIO -
                                                          GROWTH               EQUITY            CLASS II           CLASS I
                                                         PORTFOLIO           PORTFOLIO            SHARES             SHARES
                                                      --------------       ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     52,203        $    200,254       $      3,081       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             102,033             109,450              4,120             10,181
  Administrative charges ......................               5,334               9,952                121                 73
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             107,367             119,402              4,241             10,254
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............             (55,164)             80,852             (1,160)           (10,254)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments             145,818            (248,829)             4,571              7,645
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             145,818            (248,829)             4,571              7,645
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             (70,225)          1,425,643             99,148             83,941
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     20,429        $  1,257,666       $    102,559       $     81,332
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    EQUITY -                                     HIGH                ASSET
     INCOME                GROWTH               INCOME              MANAGER           CONTRAFUND(R)          MID CAP
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     INITIAL              INITIAL              INITIAL              INITIAL             SERVICE              SERVICE
      CLASS                CLASS                CLASS                CLASS               CLASS               CLASS 2
  ------------         ------------         ------------         ------------         -------------       ------------
  $    157,083         $     30,761         $    178,141         $     59,217         $     17,240        $         --
  ------------         ------------         ------------         ------------         ------------        ------------


        83,080               94,415               16,582               16,911               62,182              12,235
         8,197                9,956                1,614                1,768                4,223                 653
  ------------         ------------         ------------         ------------         ------------        ------------

        91,277              104,371               18,196               18,679               66,405              12,888
  ------------         ------------         ------------         ------------         ------------        ------------

        65,806              (73,610)             159,945               40,538              (49,165)            (12,888)
  ------------         ------------         ------------         ------------         ------------        ------------



        37,525                   --                   --                   --                   --                  --
       140,975               18,347              (25,002)             (29,102)              65,882              33,609
  ------------         ------------         ------------         ------------         ------------        ------------

       178,500               18,347              (25,002)             (29,102)              65,882              33,609
  ------------         ------------         ------------         ------------         ------------        ------------


       838,108              341,370               42,832               78,339            1,122,066             368,303
  ------------         ------------         ------------         ------------         ------------        ------------



  $  1,082,414         $    286,107         $    177,775         $     89,775         $  1,138,783        $    389,024
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         COMBINED
                                                       ------------
INVESTMENT INCOME:
  Dividends ...................................        $  6,785,173
                                                       ------------

EXPENSES:
  Insurance charges ...........................           3,584,769
  Administrative charges ......................             238,295
                                                       ------------

    Total expenses ............................           3,823,064
                                                       ------------

      Net investment income (loss) ............           2,962,109
                                                       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           2,270,911
    Realized gain (loss) on sale of investments           3,777,051
                                                       ------------

      Realized gain (loss) ....................           6,047,962
                                                       ------------

    Change in unrealized gain (loss)
      on investments ..........................          30,590,006
                                                       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 39,600,077
                                                       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     CAPITAL                 DREYFUS STOCK INDEX
                                                APPRECIATION FUND           FUND - INITIAL SHARES          MANAGED ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (153,993)  $   (125,696)  $    166,484   $     94,636   $     73,108   $     68,672
  Realized gain (loss) ..................        67,923       (487,313)       375,287         16,223         47,913        (79,943)
  Change in unrealized gain (loss)
    on investments ......................     3,313,725      3,958,322      1,144,376      3,547,274        247,620        627,494
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,227,655      3,345,313      1,686,147      3,658,133        368,641        616,223
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     3,485,886      4,009,542      2,379,625      2,462,735      1,003,985      1,164,706
  Participant transfers from other
    funding options .....................       420,141        796,110        652,594      2,058,602        381,787        861,339
  Contract surrenders ...................    (2,403,484)    (2,582,423)    (1,953,166)    (2,136,985)      (723,258)      (576,186)
  Participant transfers to other
    funding options .....................    (1,399,355)    (2,715,778)    (1,579,776)      (927,277)      (203,387)      (582,350)
  Growth rate intra-fund transfers out ..            --             --             --             --           (267)            --
  Other payments to participants ........       (17,721)        (1,445)        (8,584)        (9,926)       (44,752)        (2,476)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        85,467       (493,994)      (509,307)     1,447,149        414,108        865,033
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,313,122      2,851,319      1,176,840      5,105,282        782,749      1,481,256


NET ASSETS:
    Beginning of year ...................    17,312,884     14,461,565     17,592,751     12,487,469      4,045,960      2,564,704
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 20,626,006   $ 17,312,884   $ 18,769,591   $ 17,592,751   $  4,828,709   $  4,045,960
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             ALLIANCEBERNSTEIN
                                                                                                              PREMIER GROWTH
                                              MONEY MARKET PORTFOLIO          THE MERGER FUND VL            PORTFOLIO - CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     62,372   $    (34,472)  $     (4,050)  $         --   $    (10,668)  $     (8,445)
  Realized gain (loss) ..................            --             --            165             --            106        (12,194)
  Change in unrealized gain (loss)
    on investments ......................            --             --         71,619             --        108,605        235,661
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        62,372        (34,472)        67,734             --         98,043        215,022
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........    19,404,059     42,039,898          8,585             --        285,840        370,353
  Participant transfers from other
    funding options .....................    15,316,554     10,600,594      1,202,961             --         39,078         88,927
  Contract surrenders ...................    (7,353,371)    (7,521,911)        (4,722)            --       (180,790)      (137,251)
  Participant transfers to other
    funding options .....................   (41,018,067)   (61,525,618)       (24,354)            --       (199,534)       (33,043)
  Growth rate intra-fund transfers out ..       (19,250)            --             --             --             --             --
  Other payments to participants ........        (8,358)       (23,729)            --             --         (3,544)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (13,678,433)   (16,430,766)     1,182,470             --        (58,950)       288,986
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets   (13,616,061)   (16,465,238)     1,250,204             --         39,093        504,008


NET ASSETS:
    Beginning of year ...................    50,186,224     66,651,462             --             --      1,350,501        846,493
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 36,570,163   $ 50,186,224   $  1,250,204   $         --   $  1,389,594   $  1,350,501
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      GROWTH-INCOME
    GLOBAL GROWTH FUND -               GROWTH FUND -                  FUND - CLASS 2
       CLASS 2 SHARES                  CLASS 2 SHARES                     SHARES                     AYCO GROWTH FUND
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (19,639)   $    (10,680)   $   (155,225)   $    (99,871)   $     18,013    $     36,655    $         --   $     (9,970)
      19,881          10,963         319,301          39,664         207,077          53,670              --         (5,954)

     710,343         803,169       2,721,219       4,573,755       1,213,950       2,688,043              --        575,547
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     710,585         803,452       2,885,295       4,513,548       1,439,040       2,778,368              --        559,623
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,517,340         920,061       4,324,916       4,151,163       3,259,677       2,948,773              --        213,858

   1,595,388         947,144       5,124,666       6,512,680       2,188,790       3,615,696              --        288,387
    (465,715)       (221,347)     (1,966,383)     (1,174,457)     (1,558,790)     (1,038,703)             --        (39,127)

    (134,295)       (134,763)     (1,398,752)       (898,747)       (854,609)       (970,610)             --     (2,971,407)
          --              --              --              --              --              --              --             --
      (3,211)             --        (496,145)        (96,212)       (399,275)         (7,636)             --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   2,509,507       1,511,095       5,588,302       8,494,427       2,635,793       4,547,520              --     (2,508,289)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   3,220,092       2,314,547       8,473,597      13,007,975       4,074,833       7,325,888              --     (1,948,666)



   3,846,587       1,532,040      20,889,255       7,881,280      13,239,665       5,913,777              --      1,948,666
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  7,066,679    $  3,846,587    $ 29,362,852    $ 20,889,255    $ 17,314,498    $ 13,239,665    $         --   $         --
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CREDIT SUISSE                 DELAWARE VIP                  DREYFUS VIF -
                                                  TRUST EMERGING                REIT SERIES -               DEVELOPING LEADERS
                                                 MARKETS PORTFOLIO              STANDARD CLASS          PORTFOLIO - INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (7,914)  $     (2,690)  $     (2,138)  $         --   $    (61,558)  $    (53,477)
  Realized gain (loss) ..................         5,306         (2,164)         1,140             --         80,683        (35,226)
  Change in unrealized gain (loss)
    on investments ......................       195,191        145,912        136,023             --        906,274      1,966,297
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       192,583        141,058        135,025             --        925,399      1,877,594
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       397,524         94,183         85,198             --        965,001      1,223,152
  Participant transfers from other
    funding options .....................     1,396,575        293,946        881,038             --      1,737,724      1,848,061
  Contract surrenders ...................      (192,714)       (53,852)       (24,623)            --       (470,035)      (401,717)
  Participant transfers to other
    funding options .....................      (782,681)       (50,998)       (12,117)            --       (729,535)      (542,182)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (75,933)            --             --             --        (11,869)        (7,075)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       742,771        283,279        929,496             --      1,491,286      2,120,239
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       935,354        424,337      1,064,521             --      2,416,685      3,997,833


NET ASSETS:
    Beginning of year ...................       684,763        260,426             --             --      8,596,052      4,598,219
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,620,117   $    684,763   $  1,064,521   $         --   $ 11,012,737   $  8,596,052
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        DREYFUS VIF -                                                  MUTUAL SHARES                TEMPLETON DEVELOPING
  APPRECIATION PORTFOLIO -            FRANKLIN SMALL CAP             SECURITIES FUND -           MARKETS SECURITIES FUND -
       INITIAL SHARES               FUND - CLASS 2 SHARES              CLASS 2 SHARES                  CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$      3,651    $      1,583    $    (33,723)   $    (18,289)   $       (436)   $     (1,170)   $         (5)  $         --
         270              17          51,462          22,191           6,154           2,173              39             --

       8,583           5,256         424,229         735,595         143,410          54,733          10,802             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


      12,504           6,856         441,968         739,497         149,128          55,736          10,836             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     183,436          82,722         812,290         681,000         353,175         573,233          48,728             --

      40,900          81,744         835,313         905,755         402,617         260,555          44,682             --
     (27,060)         (3,050)       (294,828)       (198,626)       (118,232)        (12,828)         (3,032)            --

      (1,598)           (881)       (361,083)       (610,539)          5,837          (2,584)           (990)            --
          --              --              --              --              --              --              --             --
      (6,032)             --              --         (20,779)             --              --              --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     189,646         160,535         991,692         756,811         643,397         818,376          89,388             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

     202,150         167,391       1,433,660       1,496,308         792,525         874,112         100,224             --



     167,391              --       3,236,638       1,740,330         874,112              --              --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$    369,541    $    167,391    $  4,670,298    $  3,236,638    $  1,666,637    $    874,112    $    100,224   $         --
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 TEMPLETON FOREIGN             TEMPLETON GLOBAL              TEMPLETON GLOBAL
                                                 SECURITIES FUND -         ASSET ALLOCATION FUND -       INCOME SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 1 SHARES                CLASS 1 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      6,085   $     (2,118)  $     29,666   $     19,832   $    142,942   $     39,957
  Realized gain (loss) ..................         2,565            131          2,347        (31,544)        87,227         26,311
  Change in unrealized gain (loss)
    on investments ......................       761,831        108,020        162,064        319,186        (70,564)        72,992
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       770,481        106,033        194,077        307,474        159,605        139,260
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       798,491        400,883        141,749        136,996         90,838         86,768
  Participant transfers from other
    funding options .....................     4,124,446        866,173        111,808        153,750         59,489        846,702
  Contract surrenders ...................      (119,843)        (9,311)      (215,746)      (168,112)      (681,822)       (68,455)
  Participant transfers to other
    funding options .....................       (39,151)        (3,095)      (102,351)       (46,586)      (212,594)      (160,869)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --         (2,134)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,763,943      1,254,650        (64,540)        73,914       (744,089)       704,146
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,534,424      1,360,683        129,537        381,388       (584,484)       843,406


NET ASSETS:
    Beginning of year ...................     1,360,683             --      1,384,731      1,003,343      1,334,566        491,160
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,895,107   $  1,360,683   $  1,514,268   $  1,384,731   $    750,082   $  1,334,566
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      TEMPLETON GROWTH
      SECURITIES FUND -                 GOLDMAN SACHS             EQUITY INDEX PORTFOLIO -              FUNDAMENTAL
       CLASS 1 SHARES                CAPITAL GROWTH FUND               CLASS I SHARES                 VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$     32,143    $     42,761    $     (6,424)   $       (861)   $    238,120    $    149,706    $    (33,775)  $    (29,848)
     439,095           4,918          21,392               5         268,914          27,321         715,293       (182,006)

     729,404       1,615,126         230,005          65,344       2,076,895       3,893,086       1,066,482      5,737,172
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,200,642       1,662,805         244,973          64,488       2,583,929       4,070,113       1,748,000      5,525,318
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,066,557         837,575         175,648             899       4,136,672       5,704,667       3,135,463      2,685,650

   1,447,863       1,128,620         355,775       2,919,535       3,097,517       7,845,309       3,499,756      2,778,565
    (792,032)       (777,866)        (45,656)         (1,155)     (2,884,388)     (1,967,679)     (2,039,293)    (1,715,577)

    (976,593)       (241,949)       (533,125)            (28)     (1,325,863)       (588,856)       (893,690)    (1,134,881)
          --              --              --              --         (11,279)             --         (11,560)            --
      (2,626)         (4,613)             --              --          (1,011)        (43,891)        (12,398)       (85,025)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     743,169         941,767         (47,358)      2,919,251       3,011,648      10,949,550       3,678,278      2,528,732
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   1,943,811       2,604,572         197,615       2,983,739       5,595,577      15,019,663       5,426,278      8,054,050



   7,632,962       5,028,390       2,983,739              --      24,303,043       9,283,380      21,724,161     13,670,111
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  9,576,773    $  7,632,962    $  3,181,354    $  2,983,739    $ 29,898,620    $ 24,303,043    $ 27,150,439   $ 21,724,161
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 GLOBAL TECHNOLOGY             MID CAP GROWTH               WORLDWIDE GROWTH
                                                    PORTFOLIO -                 PORTFOLIO -                    PORTFOLIO -
                                                  SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (12,112)  $     (7,893)  $    (38,943)  $    (24,819)  $      8,246   $      2,821
  Realized gain (loss) ..................       (95,765)      (118,282)        69,616         (1,747)       (55,306)      (323,136)
  Change in unrealized gain (loss)
    on investments ......................        86,084        489,774        957,571        962,135        253,365      1,268,438
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (21,793)       363,599        988,244        935,569        206,305        948,123
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       358,362        317,676      1,005,339      1,027,139      1,132,914      1,177,065
  Participant transfers from other
    funding options .....................       389,866        441,694      1,250,326        526,591        351,940        688,393
  Contract surrenders ...................      (184,477)      (180,021)      (637,978)      (574,328)      (689,536)      (708,600)
  Participant transfers to other
    funding options .....................      (474,303)      (107,021)      (165,001)      (258,031)      (386,264)    (1,032,323)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........          (113)            --           (940)           (93)          (841)       (27,210)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        89,335        472,328      1,451,746        721,278        408,213         97,325
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        67,542        835,927      2,439,990      1,656,847        614,518      1,045,448


NET ASSETS:
    Beginning of year ...................     1,555,700        719,773      4,242,258      2,585,411      5,187,798      4,142,350
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,623,242   $  1,555,700   $  6,682,248   $  4,242,258   $  5,802,316   $  5,187,798
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      PIONEER MID CAP                PUTNAM VT DISCOVERY
      LAZARD RETIREMENT            TOTAL RETURN PORTFOLIO -        VALUE VCT PORTFOLIO -                GROWTH FUND -
     SMALL CAP PORTFOLIO             ADMINISTRATIVE CLASS             CLASS II SHARES                  CLASS IB SHARES
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (14,824)   $     (2,142)   $    266,151    $    392,115    $    (13,446)   $     (3,683)   $     (1,141)  $     (1,062)
       9,555           1,275         504,819         213,905          78,218           9,447           8,160            550

     252,742          90,321         221,618         134,088         455,846         242,114           3,723         37,879
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     247,473          89,454         992,588         740,108         520,618         247,878          10,742         37,367
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     397,137         591,731       2,680,841       4,052,942         894,485         535,206          30,689         41,796

     426,271         774,290       4,922,374       6,767,226       1,490,120         501,916           1,433         40,823
    (113,375)        (15,346)     (1,596,625)     (1,413,901)       (259,667)        (84,244)        (18,952)       (20,702)

     (73,461)         (3,151)     (3,310,112)     (1,846,235)       (380,179)        (64,368)        (49,136)        (4,506)
          --              --          (3,453)             --              --              --              --             --
          --              --      (1,113,951)        (51,689)         (3,264)             --              --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     636,572       1,347,524       1,579,074       7,508,343       1,741,495         888,510         (35,966)        57,411
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

     884,045       1,436,978       2,571,662       8,248,451       2,262,113       1,136,388         (25,224)        94,778



   1,436,978              --      23,488,700      15,240,249       1,301,815         165,427         179,786         85,008
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  2,321,023    $  1,436,978    $ 26,060,362    $ 23,488,700    $  3,563,928    $  1,301,815    $    154,562   $    179,786
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                              PUTNAM VT INTERNATIONAL        PUTNAM VT SMALL CAP              EAFE(R) EQUITY
                                                   EQUITY FUND -                 VALUE FUND -                  INDEX FUND -
                                                  CLASS IB SHARES              CLASS IB SHARES                CLASS A SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     40,292   $     (4,561)  $    (12,210)  $     (5,300)  $     83,907   $    124,107
  Realized gain (loss) ..................       311,293         12,837        145,807         85,709         41,376       (107,258)
  Change in unrealized gain (loss)
    on investments ......................       390,595      1,298,203        467,253        407,750        900,704      1,122,465
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       742,180      1,306,479        600,850        488,159      1,025,987      1,139,314
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       456,729        847,533        463,776        528,421        927,438        648,946
  Participant transfers from other
    funding options .....................       253,172      1,693,887      1,261,427        854,159      1,952,179        706,723
  Contract surrenders ...................      (318,842)      (327,920)      (269,138)      (121,374)      (435,181)      (399,678)
  Participant transfers to other
    funding options .....................    (1,743,252)      (677,144)      (493,863)      (482,873)      (925,572)      (250,358)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........      (126,575)            --             --        (20,838)            --           (725)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,478,768)     1,536,356        962,202        757,495      1,518,864        704,908
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (736,588)     2,842,835      1,563,052      1,245,654      2,544,851      1,844,222


NET ASSETS:
    Beginning of year ...................     5,938,638      3,095,803      1,613,183        367,529      4,936,720      3,092,498
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,202,050   $  5,938,638   $  3,176,235   $  1,613,183   $  7,481,571   $  4,936,720
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     MULTIPLE DISCIPLINE              MULTIPLE DISCIPLINE
       SMALL CAP INDEX               PORTFOLIO - ALL CAP             PORTFOLIO - BALANCED               CONVERTIBLE
    FUND - CLASS A SHARES              GROWTH AND VALUE            ALL CAP GROWTH AND VALUE         SECURITIES PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (52,222)   $       (112)   $        376    $         --    $        675    $         --    $     48,085   $     41,503
     588,136         (32,573)            971              --             317              --          17,794          7,776

   1,424,203       2,893,135          12,549              --           4,231              --          81,138        255,916
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,960,117       2,860,450          13,896              --           5,223              --         147,017        305,195
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,993,249       1,196,051         164,901              --         117,321              --         601,843        489,033

   1,333,972       3,936,891          95,854              --          14,252              --       1,159,405        552,174
  (1,067,844)       (752,909)         (9,098)             --          (6,954)             --        (323,080)      (167,719)

  (2,108,356)       (238,085)         (1,874)             --          (1,425)             --        (129,964)      (166,140)
          --              --              --              --              --              --          (7,353)            --
    (122,753)             --              --              --              --              --         (18,995)            --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


      28,268       4,141,948         249,783              --         123,194              --       1,281,856        707,348
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   1,988,385       7,002,398         263,679              --         128,417              --       1,428,873      1,012,543



  11,163,342       4,160,944              --              --              --              --       1,919,015        906,472
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$ 13,151,727    $ 11,163,342    $    263,679    $         --    $    128,417    $         --    $  3,347,888   $  1,919,015
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                MFS MID CAP
                                             EQUITY INCOME PORTFOLIO         LARGE CAP PORTFOLIO             GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     49,505   $     20,237   $      1,207   $     (3,904)  $    (17,393)  $    (11,175)
  Realized gain (loss) ..................       740,220         (9,593)        10,065         (7,980)        15,648        (29,757)
  Change in unrealized gain (loss)
    on investments ......................       187,574      1,946,354         94,345        283,048        259,893        457,500
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       977,299      1,956,998        105,617        271,164        258,148        416,568
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     1,240,793      1,639,256        444,845        434,197        521,294        508,325
  Participant transfers from other
    funding options .....................     1,343,986      2,825,218         99,835        281,202        462,427        599,668
  Contract surrenders ...................      (695,990)      (480,367)      (147,373)      (124,114)      (258,206)      (207,933)
  Participant transfers to other
    funding options .....................    (1,420,494)      (376,260)      (126,980)       (64,224)      (756,859)      (124,175)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (5,388)        (1,878)            --         (1,268)        (4,175)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       462,907      3,605,969        270,327        525,793        (35,519)       775,885
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,440,206      5,562,967        375,944        796,957        222,629      1,192,453


NET ASSETS:
    Beginning of year ...................     9,729,370      4,166,403      1,663,111        866,154      2,106,349        913,896
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,169,576   $  9,729,370   $  2,039,055   $  1,663,111   $  2,328,978   $  2,106,349
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       U.S. GOVERNMENT             ZERO COUPON BOND FUND
   PIONEER FUND PORTFOLIO            SECURITIES PORTFOLIO          PORTFOLIO SERIES 2005
----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----           ----
$        638    $      5,200    $    614,777    $    642,354    $     62,255   $     56,547
     (42,173)        (64,637)         27,744         373,770          10,715         55,522

     128,346         215,756         187,413        (726,070)        (69,593)       (78,702)
------------    ------------    ------------    ------------    ------------   ------------


      86,811         156,319         829,934         290,054           3,377         33,367
------------    ------------    ------------    ------------    ------------   ------------


     150,456         206,094       1,727,411       2,807,755         218,973        232,818

      49,009          76,312       2,216,266       4,965,477          37,041        293,747
     (65,631)        (59,062)     (1,073,466)     (1,468,038)        (95,188)      (287,258)

    (160,301)       (105,285)     (1,427,965)     (3,346,257)        (45,813)    (1,478,252)
          --              --              --              --              --             --
      (2,383)         (1,560)        (20,452)        (46,887)             --             --
------------    ------------    ------------    ------------    ------------   ------------


     (28,850)        116,499       1,421,794       2,912,050         115,013     (1,238,945)
------------    ------------    ------------    ------------    ------------   ------------

      57,961         272,818       2,251,728       3,202,104         118,390     (1,205,578)



     876,438         603,620      15,087,071      11,884,967       1,578,328      2,783,906
------------    ------------    ------------    ------------    ------------   ------------
$    934,399    $    876,438    $ 17,338,799    $ 15,087,071    $  1,696,718   $  1,578,328
============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    AIM CAPITAL                   MFS TOTAL                 PIONEER STRATEGIC
                                              APPRECIATION PORTFOLIO           RETURN PORTFOLIO              INCOME PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (68,946)  $    (68,573)  $    407,479   $    263,629   $    349,704   $    384,551
  Realized gain (loss) ..................        87,475       (177,516)       673,154       (150,959)           315        (64,718)
  Change in unrealized gain (loss)
    on investments ......................       524,481      2,270,945      1,026,879      2,248,106        165,592        417,316
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       543,010      2,024,856      2,107,512      2,360,776        515,611        737,149
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     2,160,960      1,978,329      4,001,363      4,258,683      1,043,557        779,803
  Participant transfers from other
    funding options .....................       196,660        569,707      1,169,143      2,403,260        636,922      2,113,287
  Contract surrenders ...................    (1,051,055)    (1,177,143)    (2,300,675)    (2,093,701)      (472,892)      (436,603)
  Participant transfers to other
    funding options .....................    (1,240,400)    (1,212,438)    (1,197,163)    (1,692,192)      (648,037)    (1,543,395)
  Growth rate intra-fund transfers out ..            --             --           (496)            --         (3,603)            --
  Other payments to participants ........        (3,742)        (2,852)       (83,788)       (33,256)        (2,617)       (40,215)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        62,423        155,603      1,588,384      2,842,794        553,330        872,877
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       605,433      2,180,459      3,695,896      5,203,570      1,068,941      1,610,026


NET ASSETS:
    Beginning of year ...................     9,369,796      7,189,337     18,723,620     13,520,050      4,952,109      3,342,083
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  9,975,229   $  9,369,796   $ 22,419,516   $ 18,723,620   $  6,021,050   $  4,952,109
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                                                    SMITH BARNEY
      AGGRESSIVE GROWTH               SMITH BARNEY HIGH             INTERNATIONAL ALL CAP            SMITH BARNEY LARGE
          PORTFOLIO                    INCOME PORTFOLIO               GROWTH PORTFOLIO               CAP VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (84,625)   $    (60,273)   $    780,548    $    841,915    $        856    $      1,865    $    135,334   $     91,840
     113,204         (73,268)       (175,821)        (60,744)         38,126           4,328          53,320       (339,921)

     872,508       2,221,650         106,269         116,932          41,997          92,864         911,069      2,342,089
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     901,087       2,088,109         710,996         898,103          80,979          99,057       1,099,723      2,094,008
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,788,753       1,735,234         974,505         749,899         110,448          69,046       2,368,411      2,022,472

     766,964       1,136,518       8,943,264       9,703,413           9,079         365,866         681,419      1,227,576
    (815,229)       (700,692)     (3,204,179)       (367,079)        (43,342)        (38,928)     (1,021,689)    (1,059,564)

    (779,836)       (641,071)     (9,177,561)       (507,643)       (164,321)       (194,743)     (1,227,456)    (1,240,946)
          --              --              --              --              --              --              --             --
      (6,472)         (1,572)       (255,838)         (2,500)             --              --         (29,336)       (26,902)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     954,180       1,528,417      (2,719,809)      9,576,090         (88,136)        201,241         771,349        922,636
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   1,855,267       3,616,526      (2,008,813)     10,474,193          (7,157)        300,298       1,871,072      3,016,644



   9,335,819       5,719,293      12,701,129       2,226,936         542,502         242,204      10,797,368      7,780,724
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$ 11,191,086    $  9,335,819    $ 10,692,316    $ 12,701,129    $    535,345    $    542,502    $ 12,668,440   $ 10,797,368
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   SMITH BARNEY
                                               LARGE CAPITALIZATION              STRATEGIC                COMSTOCK PORTFOLIO -
                                                 GROWTH PORTFOLIO             EQUITY PORTFOLIO               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (55,164)  $    (62,751)  $     80,852   $    (99,292)  $     (1,160)  $       (360)
  Realized gain (loss) ..................       145,818        (25,130)      (248,829)      (547,498)         4,571             55
  Change in unrealized gain (loss)
    on investments ......................       (70,225)     3,067,116      1,425,643      3,773,338         99,148         21,608
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        20,429      2,979,235      1,257,666      3,126,548        102,559         21,303
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     2,249,139      1,972,365      2,527,065      2,919,367        413,284        261,267
  Participant transfers from other
    funding options .....................     2,265,222      3,754,823        251,426        650,316        254,780         34,325
  Contract surrenders ...................    (1,087,534)      (952,249)    (1,664,586)    (1,782,934)       (67,976)        (6,551)
  Participant transfers to other
    funding options .....................    (1,394,316)      (601,598)    (1,105,673)    (1,104,637)       (65,420)        (2,392)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (1,198)        (5,850)       (24,654)       (26,977)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,031,313      4,167,491        (16,422)       655,135        534,668        286,649
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,051,742      7,146,726      1,241,244      3,781,683        637,227        307,952


NET ASSETS:
    Beginning of year ...................    12,532,432      5,385,706     13,560,459      9,778,776        307,952             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 14,584,174   $ 12,532,432   $ 14,801,703   $ 13,560,459   $    945,179   $    307,952
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       EMERGING GROWTH                 EQUITY - INCOME
     PORTFOLIO - CLASS I             PORTFOLIO - INITIAL             GROWTH PORTFOLIO -                 HIGH INCOME
           SHARES                           CLASS                       INITIAL CLASS            PORTFOLIO - INITIAL CLASS
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (10,254)   $     (7,661)   $     65,806    $     72,621    $    (73,610)   $    (60,231)   $    159,945   $    109,880
       7,645         (10,097)        178,500         (86,766)         18,347        (253,596)        (25,002)       (78,164)

      83,941         242,981         838,108       2,213,745         341,370       3,052,867          42,832        386,440
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


      81,332         225,223       1,082,414       2,199,600         286,107       2,739,040         177,775        418,156
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     321,020         291,872         956,361         997,535       2,025,128       2,224,121         200,033        221,048

      87,714         133,103         944,362       1,070,423         504,146         582,616          67,241        559,523
    (157,167)       (144,009)     (1,058,548)     (1,020,140)     (1,462,878)     (1,593,797)       (286,007)      (234,994)

    (147,972)        (35,634)       (567,325)       (793,797)       (452,677)     (1,285,781)        (68,751)      (276,027)
          --              --              --              --              --              --              --             --
          --              --         (21,607)         (3,755)         (8,179)         (3,150)           (687)            --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     103,595         245,332         253,243         250,266         605,540         (75,991)        (88,171)       269,550
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

     184,927         470,555       1,335,657       2,449,866         891,647       2,663,049          89,604        687,706



   1,206,300         735,745       9,968,410       7,518,544      11,594,931       8,931,882       2,169,842      1,482,136
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  1,391,227    $  1,206,300    $ 11,304,067    $  9,968,410    $ 12,486,578    $ 11,594,931    $  2,259,446   $  2,169,842
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  ASSET MANAGER            CONTRAFUND(R) PORTFOLIO -        MID CAP PORTFOLIO -
                                            PORTFOLIO - INITIAL CLASS           SERVICE CLASS                SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     40,538   $     58,298   $    (49,165)  $    (27,079)  $    (12,888)  $     (1,732)
  Realized gain (loss) ..................       (29,102)       (57,013)        65,882         28,521         33,609            730
  Change in unrealized gain (loss)
    on investments ......................        78,339        320,531      1,122,066      1,130,136        368,303         89,808
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        89,775        321,816      1,138,783      1,131,578        389,024         88,806
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       211,872        196,695      1,109,799      1,144,777        812,951        195,047
  Participant transfers from other
    funding options .....................        30,551        123,622      3,064,690      2,913,991      1,042,167        527,558
  Contract surrenders ...................      (322,396)      (220,859)      (441,220)      (254,579)      (148,881)       (10,909)
  Participant transfers to other
    funding options .....................      (237,811)      (120,610)      (329,386)      (222,956)      (317,992)        (2,856)
  Growth rate intra-fund transfers out ..            --             --           (536)            --             --             --
  Other payments to participants ........            --         (5,600)            --            (48)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (317,784)       (26,752)     3,403,347      3,581,185      1,388,245        708,840
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (228,009)       295,064      4,542,130      4,712,763      1,777,269        797,646


NET ASSETS:
    Beginning of year ...................     2,309,785      2,014,721      6,150,721      1,437,958        797,646             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,081,776   $  2,309,785   $ 10,692,851   $  6,150,721   $  2,574,915   $    797,646
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           COMBINED
------------------------------
     2004             2003
     ----             ----

$   2,962,109    $   2,713,095
    6,047,962       (2,458,685)

   30,590,006       67,036,560
-------------    -------------


   39,600,077       67,290,970
-------------    -------------


   86,864,128      110,088,361

   84,984,367      100,094,512
  (48,391,838)     (40,294,863)

  (86,080,934)     (96,246,445)
      (57,797)              --
   (2,949,407)        (609,766)
-------------    -------------


   34,368,519       73,031,799
-------------    -------------

   73,968,596      140,322,769



  423,772,089      283,449,320
-------------    -------------
$ 497,740,685    $ 423,772,089
=============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable life insurance contracts issued by The Company. Fund UL II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund UL II is comprised of the Travelers MarketLife, Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series 2, Travelers Variable Life Accumulator - Series 3, Travelers Variable Life, Travelers Variable Survivorship Life Insurance, and Travelers Variable Survivorship Life II products.

Participant premium payments applied to Fund UL II are invested in one or more sub-accounts in accordance with the selection made by the owner. As of December 31, 2004, the investments comprising Fund UL II were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Dreyfus Stock Index Fund - Initial Shares, Maryland business trust Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     The Merger Fund VL, Delaware business trust
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund -  Developing Leaders Portfolio -
           Initial Shares
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Global Asset Allocation Fund - Class 1 Shares
         Templeton Global Income Securities Fund - Class 1 Shares
         Templeton Growth Securities Fund - Class 1 Shares
     Goldman Sachs Variable Insurance Trust, Delaware business trust
         Goldman Sachs Capital Growth Fund
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class I Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Scudder Investment VIT Funds, Massachusetts business trust
         EAFE(R) Equity Index Fund - Class A Shares
         Small Cap Index Fund - Class A Shares
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Equity Income Portfolio
         Large Cap Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         U.S. Government Securities Portfolio
         Zero Coupon Bond Fund Portfolio Series 2005
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Strategic Equity Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
     Variable Insurance Products Fund, Massachusetts business trust, Affiliate of The Company
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Asset Manager Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Effective December 19, 2003, The Ayco Series Trust: Ayco Growth Fund was merged into the Goldman Sachs: Capital Growth Fund. At the effective date, Fund UL II held 346,212 shares of Ayco Growth Fund having a market value of $2,919,466.30 which were exchanged for 311,244 shares of Capital Growth Fund in equal value.

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund UL II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund UL II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $144,404,833 and $104,871,136, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $444,303,384 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $56,006,741. Gross unrealized depreciation for all investments at December 31, 2004 was $2,601,560.

3. CONTRACT CHARGES

The asset based charges listed below are deducted, as appropriate, each business day, and are assessed through the calculation of unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Separate Account Expense Charge (SAE)

Below is a table displaying current separate account charges with their associated products offered in this Separate Account for each funding option.

-----------------------------------------------------------------------------------------------------------------------------------
FUND   UL II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Asset-based Charges
                                                                                                       ----------------------------
       Separate Account Charge (1)                                                                                            Total
        (as identified in Note 5)          Product                                                      M&E (3)   SAE (3)    Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.20%              Travelers Variable Life (Applies to the policy years 16       0.20%                0.20%
                                           and greater)
                                           Travelers Variable Life Accumulator (Applies to the policy    0.20%                0.20%
                                           years 16 and greater)

Separate Account Charge 0.25%              Travelers MarketLife (Applies to policies issued on or        0.25%                0.25%
                                           after 5/1/1998 and in policy years 16 and greater)

Separate Account Charge 0.35%              Travelers Variable Survivorship Life  (Applies to the         0.35%                0.35%
                                           policy years 16 and greater)
                                           Travelers Variable Survivorship Life  II (Applies to the      0.35%                0.35%
                                           policy years 16 and greater)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND   UL II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Asset-based Charges
                                                                                                       ----------------------------
       Separate Account Charge (1)                                                                                            Total
        (as identified in Note 5)          Product                                                      M&E (2)     SAE      Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.40%              Travelers Variable Life Accumulator - Series 2 (Applies to    0.40%                0.40%
                                           policy years 6-15)  (2)
                                           Travelers Variable Life Accumulator - Series 3 (Applies to    0.40%                0.40%
                                           policy years 6-15)  (2)

Separate Account Charge 0.45%              Travelers MarketLife (Applies to policies issued on or        0.45%                0.45%
                                           after 7/12/1995 and prior to 5/1/1998 and in policy years
                                           16 and greater)

Separate Account Charge 0.60%              Travelers MarketLife (Applies to policies issued prior to     0.60%                0.60%
                                           7/12/1995)

Separate Account Charge 0.65%              Travelers Variable Life Accumulator (Applies to policies      0.65%                0.65%
                                           for the first 15 policy years)
                                           Travelers Variable Life Accumulator - Series 2 (Applies to    0.65%                0.65%
                                           policy years 1-5)  (2)
                                           Travelers Variable Life Accumulator - Series 3 (Applies to    0.65%                0.65%
                                           policy years 1-5)  (2)

Separate Account Charge 0.85%              Travelers Variable Life (Applies to the policies in the       0.85%                0.85%
                                           first 15 years)

Separate Account Charge 0.90%              Travelers MarketLife (Applies to policies issued on or        0.80%     0.10%      0.90%
                                           after 7/12/1995 for the first 15 policy years)
                                           Travelers Variable Survivorship Life  (Applies to the         0.80%     0.10%      0.90%
                                           policies in the first 15 years)
                                           Travelers Variable Survivorship Life II (Applies to the       0.80%     0.10%      0.90%
                                           policies in the first 15 years)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

(2) Travelers Variable Life Accumulator - Series 2 and Series 3 have a 0.00% Current charge in policy years 16 and greater

The Company receives contingent surrender charges on full or partial contract surrenders. Such charges are assessed through the redemption of units by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus).

The Company received $1,434,999 and $1,402,612 in satisfaction of such contingent surrender charges for the years ended December 31, 2004 and 2003, respectively. These charges are assessed through the redemption of units and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 0.65% ....................................       3,411,102      $  0.626         $  2,133,977
    Separate Account Charges 0.85% ....................................       5,827,140         0.620            3,612,578
    Separate Account Charges 0.90% ....................................       3,674,270         4.050           14,879,451

Dreyfus Stock Index Fund, Inc.
    Separate Account Charges 0.65% ....................................       1,730,904         0.857            1,483,957
    Separate Account Charges 0.85% ....................................       2,862,317         0.850            2,431,867
    Separate Account Charges 0.90% ....................................       5,325,218         2.789           14,853,767

Managed Assets Trust
    Separate Account Charges 0.65% ....................................         811,938         1.081              877,606
    Separate Account Charges 0.85% ....................................       1,846,680         1.071            1,978,081
    Separate Account Charges 0.90% ....................................         497,775         3.964            1,973,022

Money Market Portfolio
    Separate Account Charges 0.65% ....................................       4,785,304         1.074            5,141,670
    Separate Account Charges 0.85% ....................................      15,621,602         1.065           16,633,973
    Separate Account Charges 0.90% ....................................       8,155,598         1.814           14,794,520

The Merger Fund VL
    Separate Account Charges 0.65% ....................................           1,901         1.056                2,007
    Separate Account Charges 0.85% ....................................         207,507         1.055              218,837
    Separate Account Charges 0.90% ....................................         976,352         1.054            1,029,360

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.65% ....................................         424,951         0.792              336,526
    Separate Account Charges 0.85% ....................................       1,065,538         0.786              837,648
    Separate Account Charges 0.90% ....................................         269,235         0.800              215,420

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................       1,462,935         1.143            1,672,890
    Separate Account Charges 0.85% ....................................       3,140,882         1.135            3,565,297
    Separate Account Charges 0.90% ....................................       1,598,461         1.144            1,828,492
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................       5,005,694         0.993            4,968,562
    Separate Account Charges 0.85% ....................................      12,700,724         0.985           12,514,149
    Separate Account Charges 0.90% ....................................      11,992,960         0.991           11,880,141
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................       3,223,702         1.147            3,697,274
    Separate Account Charges 0.85% ....................................       8,450,414         1.138            9,620,781
    Separate Account Charges 0.90% ....................................       3,578,358         1.117            3,996,443

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.65% ....................................         430,452      $  1.382         $    595,012
    Separate Account Charges 0.85% ....................................         598,997         1.372              821,932
    Separate Account Charges 0.90% ....................................         150,868         1.347              203,173

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.65% ....................................         357,144         1.330              475,095
    Separate Account Charges 0.85% ....................................         215,197         1.328              285,880
    Separate Account Charges 0.90% ....................................         228,573         1.328              303,546

Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.65% ....................................       1,203,347         1.133            1,363,592
    Separate Account Charges 0.85% ....................................       2,668,802         1.125            3,002,139
    Separate Account Charges 0.90% ....................................       5,932,182         1.120            6,647,006
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.65% ....................................          22,084         1.230               27,166
    Separate Account Charges 0.85% ....................................         217,740         1.226              266,951
    Separate Account Charges 0.90% ....................................          61,571         1.225               75,424

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................         974,920         1.009              984,085
    Separate Account Charges 0.85% ....................................       1,621,956         1.002            1,625,229
    Separate Account Charges 0.90% ....................................       2,078,068         0.992            2,060,984
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................         432,991         1.359              588,550
    Separate Account Charges 0.85% ....................................         601,998         1.355              815,524
    Separate Account Charges 0.90% ....................................         193,980         1.354              262,563
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................          30,880         1.185               36,586
    Separate Account Charges 0.85% ....................................          48,228         1.183               57,064
    Separate Account Charges 0.90% ....................................           5,558         1.183                6,574
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................         249,203         1.585              395,106
    Separate Account Charges 0.85% ....................................       1,925,973         1.580            3,043,378
    Separate Account Charges 0.90% ....................................       2,189,306         1.579            3,456,623
  Templeton Global Asset Allocation Fund - Class 1 Shares
    Separate Account Charges 0.65% ....................................              --         1.344                   --
    Separate Account Charges 0.85% ....................................              --         1.340                   --
    Separate Account Charges 0.90% ....................................         596,635         2.538            1,514,268
  Templeton Global Income Securities Fund - Class 1 Shares
    Separate Account Charges 0.65% ....................................              --         1.199                   --
    Separate Account Charges 0.85% ....................................              --         1.195                   --
    Separate Account Charges 0.90% ....................................         361,273         2.076              750,082
  Templeton Growth Securities Fund - Class 1 Shares
    Separate Account Charges 0.65% ....................................         199,150         1.260              250,984
    Separate Account Charges 0.85% ....................................         538,624         1.249              672,723
    Separate Account Charges 0.90% ....................................       3,278,558         2.639            8,653,066

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Capital Growth Fund
    Separate Account Charges 0.65% ....................................          44,794      $  1.108         $     49,625
    Separate Account Charges 0.85% ....................................         299,519         1.106              331,133
    Separate Account Charges 0.90% ....................................       2,534,505         1.105            2,800,596

Greenwich Street Series Fund
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 0.65% ....................................       5,709,162         0.859            4,902,438
    Separate Account Charges 0.85% ....................................      13,145,158         0.851           11,186,380
    Separate Account Charges 0.90% ....................................      14,835,736         0.931           13,809,802
  Fundamental Value Portfolio
    Separate Account Charges 0.65% ....................................       2,622,360         1.226            3,214,356
    Separate Account Charges 0.85% ....................................       7,712,315         1.215            9,368,296
    Separate Account Charges 0.90% ....................................       6,037,784         2.413           14,567,787

Janus Aspen Series
  Global Technology Portfolio - Service Shares
    Separate Account Charges 0.65% ....................................       1,592,240         0.354              564,096
    Separate Account Charges 0.85% ....................................       1,804,876         0.351              633,648
    Separate Account Charges 0.90% ....................................       1,200,276         0.355              425,498
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.65% ....................................       4,367,008         0.457            1,993,817
    Separate Account Charges 0.85% ....................................       6,212,658         0.452            2,810,996
    Separate Account Charges 0.90% ....................................       4,082,971         0.460            1,877,435
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.65% ....................................       3,386,819         0.594            2,010,407
    Separate Account Charges 0.85% ....................................       3,841,668         0.588            2,259,910
    Separate Account Charges 0.90% ....................................       2,668,669         0.574            1,531,999

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.65% ....................................         250,232         1.532              383,451
    Separate Account Charges 0.85% ....................................         685,600         1.527            1,047,090
    Separate Account Charges 0.90% ....................................         583,541         1.526              890,482

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.65% ....................................       2,445,617         1.249            3,055,981
    Separate Account Charges 0.85% ....................................       9,826,046         1.240           12,188,450
    Separate Account Charges 0.90% ....................................       8,843,674         1.223           10,815,931

Pioneer Variable Contracts Trust
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 0.65% ....................................         681,571         1.376              938,080
    Separate Account Charges 0.85% ....................................       1,339,847         1.369            1,833,850
    Separate Account Charges 0.90% ....................................         579,458         1.367              791,998

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.65% ....................................          84,902         0.809               68,668
    Separate Account Charges 0.85% ....................................         104,986         0.803               84,290
    Separate Account Charges 0.90% ....................................           2,016         0.796                1,604

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.65% ....................................         945,832      $  1.046         $    989,814
    Separate Account Charges 0.85% ....................................       1,722,481         1.039            1,789,370
    Separate Account Charges 0.90% ....................................       2,246,902         1.078            2,422,866
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.65% ....................................         634,336         1.410              894,370
    Separate Account Charges 0.85% ....................................       1,292,585         1.402            1,812,322
    Separate Account Charges 0.90% ....................................         335,347         1.400              469,543

Scudder Investment VIT Funds
  EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 0.65% ....................................       2,072,443         0.810            1,678,759
    Separate Account Charges 0.85% ....................................       1,657,562         0.803            1,330,626
    Separate Account Charges 0.90% ....................................       5,270,478         0.849            4,472,186
  Small Cap Index Fund - Class A Shares
    Separate Account Charges 0.65% ....................................       1,160,970         1.277            1,482,882
    Separate Account Charges 0.85% ....................................       3,231,960         1.266            4,090,954
    Separate Account Charges 0.90% ....................................       5,202,245         1.457            7,577,891

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 0.65% ....................................          57,072         1.031               58,828
    Separate Account Charges 0.85% ....................................         136,402         1.029              140,407
    Separate Account Charges 0.90% ....................................          62,626         1.029               64,444
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 0.65% ....................................          41,431         1.025               42,477
    Separate Account Charges 0.85% ....................................          83,616         1.024               85,610
    Separate Account Charges 0.90% ....................................             322         1.024                  330

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.65% ....................................         659,815         1.167              770,100
    Separate Account Charges 0.85% ....................................       1,270,018         1.159            1,471,464
    Separate Account Charges 0.90% ....................................         948,751         1.166            1,106,324
  Equity Income Portfolio
    Separate Account Charges 0.65% ....................................       1,206,306         1.158            1,396,344
    Separate Account Charges 0.85% ....................................       3,348,379         1.149            3,847,585
    Separate Account Charges 0.90% ....................................       5,216,401         1.136            5,925,647
  Large Cap Portfolio
    Separate Account Charges 0.65% ....................................         588,395         0.891              524,092
    Separate Account Charges 0.85% ....................................         957,378         0.884              846,508
    Separate Account Charges 0.90% ....................................         757,575         0.882              668,455
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.65% ....................................       1,040,123         0.619              644,164
    Separate Account Charges 0.85% ....................................       2,006,696         0.615            1,233,699
    Separate Account Charges 0.90% ....................................         729,805         0.618              451,115
  Pioneer Fund Portfolio
    Separate Account Charges 0.65% ....................................          87,843         1.324              116,275
    Separate Account Charges 0.85% ....................................          59,353         1.319               78,301
    Separate Account Charges 0.90% ....................................         430,923         1.717              739,823

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
The Travelers Series Trust (continued)
  U.S. Government Securities Portfolio
    Separate Account Charges 0.65% ....................................       1,113,627      $  1.394         $  1,552,598
    Separate Account Charges 0.85% ....................................       2,974,745         1.382            4,110,101
    Separate Account Charges 0.90% ....................................       6,078,576         1.921           11,676,100
  Zero Coupon Bond Fund Portfolio Series 2005
    Separate Account Charges 0.65% ....................................          46,979         1.291               60,643
    Separate Account Charges 0.85% ....................................         359,610         1.279              460,032
    Separate Account Charges 0.90% ....................................         732,501         1.605            1,176,043

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.65% ....................................       2,176,818         0.636            1,384,623
    Separate Account Charges 0.85% ....................................       3,440,383         0.630            2,168,700
    Separate Account Charges 0.90% ....................................       4,834,833         1.328            6,421,906
  MFS Total Return Portfolio
    Separate Account Charges 0.65% ....................................       3,096,144         1.352            4,186,607
    Separate Account Charges 0.85% ....................................       6,664,346         1.340            8,930,374
    Separate Account Charges 0.90% ....................................       4,069,169         2.286            9,302,535
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.65% ....................................         848,797         1.410            1,196,536
    Separate Account Charges 0.85% ....................................       1,069,008         1.397            1,493,428
    Separate Account Charges 0.90% ....................................       2,364,495         1.409            3,331,086
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.65% ....................................       2,268,496         0.936            2,124,394
    Separate Account Charges 0.85% ....................................       5,352,992         0.930            4,976,043
    Separate Account Charges 0.90% ....................................       4,602,928         0.889            4,090,649
  Smith Barney High Income Portfolio
    Separate Account Charges 0.65% ....................................         722,335         1.185              855,937
    Separate Account Charges 0.85% ....................................       2,379,778         1.174            2,794,614
    Separate Account Charges 0.90% ....................................       4,802,344         1.466            7,041,765
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.65% ....................................         210,098         0.869              182,508
    Separate Account Charges 0.85% ....................................         222,649         0.862              191,992
    Separate Account Charges 0.90% ....................................         178,225         0.902              160,845
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.65% ....................................       2,796,248         1.058            2,957,543
    Separate Account Charges 0.85% ....................................       3,740,883         1.048            3,920,990
    Separate Account Charges 0.90% ....................................       3,227,800         1.794            5,789,907
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.65% ....................................       3,817,751         0.834            3,183,084
    Separate Account Charges 0.85% ....................................       6,493,083         0.826            5,364,904
    Separate Account Charges 0.90% ....................................       7,357,801         0.820            6,036,186

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 0.65% ....................................       1,943,987      $  0.681         $  1,324,588
    Separate Account Charges 0.85% ....................................       4,265,851         0.675            2,880,411
    Separate Account Charges 0.90% ....................................       5,630,187         1.882           10,596,704

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.65% ....................................         252,455         1.480              373,711
    Separate Account Charges 0.85% ....................................         295,620         1.475              436,145
    Separate Account Charges 0.90% ....................................          91,800         1.474              135,323
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 0.65% ....................................         545,146         0.747              407,136
    Separate Account Charges 0.85% ....................................       1,212,148         0.741              898,652
    Separate Account Charges 0.90% ....................................         112,326         0.761               85,439

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................         586,920         1.226              719,375
    Separate Account Charges 0.85% ....................................       1,350,769         1.215            1,640,757
    Separate Account Charges 0.90% ....................................       3,280,251         2.727            8,943,935
  Growth Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................       1,060,931         0.658              697,691
    Separate Account Charges 0.85% ....................................       2,024,119         0.652            1,319,139
    Separate Account Charges 0.90% ....................................       4,527,826         2.312           10,469,748
  High Income Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................         450,706         1.006              453,208
    Separate Account Charges 0.85% ....................................         127,078         0.997              126,634
    Separate Account Charges 0.90% ....................................       1,163,952         1.443            1,679,604

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................          89,682         1.020               91,432
    Separate Account Charges 0.85% ....................................         278,950         1.010              281,834
    Separate Account Charges 0.90% ....................................         938,743         1.820            1,708,510
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 0.65% ....................................         803,479         1.259            1,011,635
    Separate Account Charges 0.85% ....................................       3,343,054         1.250            4,178,389
    Separate Account Charges 0.90% ....................................       4,454,836         1.235            5,502,827

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.65% ....................................         298,985         1.758              525,709
    Separate Account Charges 0.85% ....................................         636,739         1.752            1,115,840
    Separate Account Charges 0.90% ....................................         533,062         1.751              933,366
                                                                                                              ------------

Net Contract Owners' Equity ...........................................                                       $497,740,685
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF       PROCEEDS
                                                                            SHARES         VALUE         PURCHASES     FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (4.1%)
    Total (Cost $17,232,189)                                                  311,430   $ 20,626,006   $  1,655,969   $  1,726,536
                                                                         ------------   ------------   ------------   ------------

DREYFUS STOCK INDEX FUND, INC. (3.8%)
    Total (Cost $14,914,957)                                                  607,627     18,769,591      1,904,036      2,248,948
                                                                         ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (1.0%)
    Total (Cost $4,592,790)                                                   289,665      4,828,709      1,042,727        516,119
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (7.3%)
    Total (Cost $36,538,043)                                               36,538,043     36,538,043     26,145,782     39,786,546
                                                                         ------------   ------------   ------------   ------------

THE MERGER FUND VL (0.3%)
    Total (Cost $1,178,585)                                                   117,944      1,250,204      1,185,600          7,181
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $1,297,908)                                                    60,130      1,389,594        245,755        315,520
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (10.8%)
  Global Growth Fund - Class 2 Shares (Cost $5,688,395)                       410,138      7,066,679      2,626,790        137,348
  Growth Fund - Class 2 Shares (Cost $23,386,315)                             574,616     29,362,852      7,343,674      1,912,976
  Growth-Income Fund - Class 2 Shares (Cost $14,246,875)                      472,557     17,314,498      4,005,859      1,353,530
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $43,321,585)                                                1,457,311     53,744,029     13,976,323      3,403,854
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.3%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,318,485)                                                   122,365      1,620,117      1,675,213        940,426
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $928,499)                                                      55,793      1,064,521        944,604         17,245
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (2.3%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $9,049,850)                                                         265,048     11,012,737      2,167,890        739,170
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $355,702)                                                            10,392        369,541        213,860         20,583
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $9,405,552)                                                   275,440     11,382,278      2,381,750        759,753
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.1%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $3,876,673)                  240,365      4,670,298      1,355,906        398,304
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,468,493)            100,158      1,666,637        727,176         84,312
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $89,421)                                                             11,560        100,224         90,081            699
  Templeton Foreign Securities Fund - Class 2 Shares
    (Cost $6,025,256)                                                         480,495      6,895,107      4,814,155         44,286
  Templeton Global Asset Allocation Fund - Class 1 Shares
    (Cost $1,343,009)                                                          71,732      1,514,268        206,274        241,316
  Templeton Global Income Securities Fund - Class 1 Shares
    (Cost $689,732)                                                            47,474        750,082      1,225,019      1,826,330
  Templeton Growth Securities Fund - Class 1 Shares (Cost $7,503,376)         737,810      9,576,773      3,156,232      2,381,836
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $20,995,960)                                                1,689,594     25,173,389     11,574,843      4,977,083
                                                                         ------------   ------------   ------------   ------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST (0.6%)
  Goldman Sachs Capital Growth Fund
    Total (Cost $2,886,004)                                                   306,194      3,181,354        450,664        504,807
                                                                         ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES         VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (11.5%)
  Equity Index Portfolio - Class I Shares (Cost $25,573,165)                1,013,513   $ 29,898,620   $  5,666,606   $  2,419,592
  Fundamental Value Portfolio (Cost $24,107,701)                            1,286,751     27,150,439      5,376,100      1,123,569
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $49,680,866)                                                2,300,264     57,049,059     11,042,706      3,543,161
                                                                         ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (2.8%)
  Global Technology Portfolio - Service Shares (Cost $1,757,405)              457,251      1,623,242        666,830        589,771
  Mid Cap Growth Portfolio - Service Shares (Cost $5,133,662)                 263,496      6,682,248      1,842,286        429,939
  Worldwide Growth Portfolio - Service Shares (Cost $6,053,707)               217,968      5,802,316        980,103        564,199
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $12,944,774)                                                  938,715     14,107,806      3,489,219      1,583,909
                                                                         ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,977,960)                                                   137,339      2,321,023        747,113        125,533
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (5.2%)
  Total Return Portfolio - Administrative Class
    Total (Cost $25,420,897)                                                2,479,578     26,060,362      7,190,084      4,973,144
                                                                         ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (0.7%)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Total (Cost $2,869,881)                                                   145,824      3,563,928      2,236,336        479,725
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (1.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $128,177)            31,099        154,562         23,178         60,304
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $3,983,280)                                                         353,640      5,202,050        579,711      2,018,862
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,313,712)          139,370      3,176,235      1,575,954        626,146
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $6,425,169)                                                   524,109      8,532,847      2,178,843      2,705,312
                                                                         ------------   ------------   ------------   ------------

SCUDDER INVESTMENT VIT FUNDS (4.1%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $6,699,779)                784,232      7,481,571      2,770,561      1,168,344
  Small Cap Index Fund - Class A Shares (Cost $9,821,136)                     916,497     13,151,727      2,797,252      2,822,518
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $16,520,915)                                                1,700,729     20,633,298      5,567,813      3,990,862
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.1%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $251,129)                                                            17,792        263,679        253,685          2,597
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $124,187)                                                             9,751        128,417        127,503          3,378
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $375,316)                                                      27,543        392,096        381,188          5,975
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (7.8%)
  Convertible Securities Portfolio (Cost $3,116,326)                          271,084      3,347,888      1,574,610        244,880
  Equity Income Portfolio (Cost $9,522,883)                                   650,529     11,169,576      2,566,590      1,554,644
  Large Cap Portfolio (Cost $1,848,411)                                       146,379      2,039,055        477,235        205,885
  MFS Mid Cap Growth Portfolio (Cost $2,069,420)                              296,685      2,328,978        739,119        792,263
  Pioneer Fund Portfolio (Cost $967,566)                                       77,672        934,399        375,633        403,950
  U.S. Government Securities Portfolio (Cost $17,621,619)                   1,359,906     17,338,799      3,684,272      1,619,648
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $1,796,871)               155,377      1,696,718      1,257,380      1,061,362
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $36,943,096)                                                2,957,632     38,855,413     10,674,839      5,882,632
                                                                         ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES         VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
TRAVELERS SERIES FUND INC. (20.7%)
  AIM Capital Appreciation Portfolio (Cost $9,033,873)                        932,264   $  9,975,229   $  1,702,171   $  1,709,786
  MFS Total Return Portfolio (Cost $21,119,000)                             1,308,023     22,419,516      4,141,250      1,559,530
  Pioneer Strategic Income Portfolio (Cost $6,101,034)                        641,903      6,021,050      2,147,515      1,245,059
  Smith Barney Aggressive Growth Portfolio (Cost $9,624,828)                  840,172     11,191,086      1,736,774        827,044
  Smith Barney High Income Portfolio (Cost $11,201,456)                     1,416,201     10,692,316     10,279,713     12,220,493
  Smith Barney International All Cap Growth Portfolio
    (Cost $401,680)                                                            41,276        535,345         98,608        185,950
  Smith Barney Large Cap Value Portfolio (Cost $11,905,967)                   702,242     12,668,440      2,637,283      1,731,818
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $13,163,572)                                                      1,014,904     14,584,174      3,680,136      1,705,390
  Strategic Equity Portfolio (Cost $15,932,869)                               843,883     14,801,703      1,565,306      1,502,476
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $98,484,279)                                                7,740,868    102,888,859     27,988,756     22,687,546
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.5%)
  Comstock Portfolio - Class II Shares (Cost $824,423)                         69,042        945,179        598,247         64,773
  Emerging Growth Portfolio - Class I Shares (Cost $1,269,593)                 53,468      1,391,227        289,238        196,028
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,094,016)                                                   122,510      2,336,406        887,485        260,801
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (5.2%)
  Equity - Income Portfolio - Initial Class (Cost $9,254,608)                 445,568     11,304,067      1,439,498      1,084,105
  Growth Portfolio - Initial Class (Cost $11,625,937)                         390,084     12,486,578      1,327,333        796,789
  High Income Portfolio - Initial Class (Cost $2,310,096)                     322,778      2,259,446        339,070        267,547
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $23,190,641)                                                1,158,430     26,050,091      3,105,901      2,148,441
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.6%)
  Asset Manager Portfolio - Initial Class (Cost $2,110,704)                   140,187      2,081,776        212,572        490,096
  Contrafund(R) Portfolio - Service Class (Cost $8,537,509)                   403,048     10,692,851      3,752,375        398,908
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $10,648,213)                                                  543,235     12,774,627      3,964,947        889,004
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.5%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $2,116,804)                                                    86,175      2,574,915      1,766,337        391,073
                                                                         ------------   ------------   ------------   ------------

Total INVESTMENTS (100%)
  (COST $444,303,384)                                                                   $497,708,565   $144,404,833   $104,871,136
                                                                                        ============   ============   ============

7. FINANCIAL HIGHLIGHTS

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                     2004    12,913   0.620 - 4.050   20,626          --     0.65 - 0.90      18.46 - 18.79
                                              2003    12,661   0.523 - 3.419   17,313        0.05     0.65 - 0.90      23.79 - 24.29
                                              2002    12,883   0.422 - 2.762   14,462        1.60     0.65 - 0.90  (25.83) - (25.61)
                                              2001    10,532   0.569 - 3.720   18,333        0.49     0.65 - 0.90  (26.74) - (26.64)

DREYFUS STOCK INDEX FUND, INC.                2004     9,918   0.850 - 2.789   18,770        1.82     0.65 - 0.90        9.63 - 9.87
                                              2003    10,212   0.774 - 2.544   17,593        1.52     0.65 - 0.90      27.20 - 27.45
                                              2002     9,278   0.608 - 2.000   12,487        1.33     0.65 - 0.90  (23.05) - (22.82)
                                              2001     8,992   0.790 - 2.599   15,652        1.14     0.65 - 0.90  (13.00) - (12.76)

MANAGED ASSETS TRUST                          2004     3,156   1.071 - 3.964    4,829        2.50     0.65 - 0.90        8.45 - 8.75
                                              2003     2,814   0.987 - 3.655    4,046        2.98     0.65 - 0.90      20.91 - 21.22
                                              2002     1,873   0.816 - 3.023    2,565        6.96     0.65 - 0.90    (9.43) - (9.19)
                                              2001     1,286   0.901 - 3.337    2,123        2.93     0.65 - 0.90    (5.95) - (5.74)

MONEY MARKET PORTFOLIO                        2004    28,563   1.065 - 1.814   36,570        0.99     0.65 - 0.90        0.11 - 0.37
                                              2003    37,380   1.063 - 1.812   50,186        0.79     0.65 - 0.90      (0.11) - 0.09
                                              2002    50,772   1.064 - 1.814   66,651        1.38     0.65 - 0.90        0.50 - 0.75
                                              2001    46,298   1.058 - 1.805   65,049        3.44     0.65 - 0.90        2.85 - 3.11

THE MERGER FUND VL                            2004     1,186   1.054 - 1.056    1,250          --     0.65 - 0.90        5.29 - 6.14

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004     1,760   0.786 - 0.800    1,390          --     0.65 - 0.90        7.38 - 7.61
                                              2003     1,837   0.732 - 0.745    1,351          --     0.65 - 0.90      22.33 - 22.67
                                              2002     1,409   0.598 - 0.609      846          --     0.65 - 0.90  (31.50) - (31.35)
                                              2001       502   0.872 - 0.889      439          --     0.65 - 0.90    (16.31) - 18.53
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004     6,202   1.135 - 1.144    7,067        0.44     0.65 - 0.90      12.49 - 12.72
                                              2003     3,800   1.009 - 1.017    3,847        0.38     0.65 - 0.90      33.99 - 34.30
                                              2002     2,029   0.752 - 0.759    1,532        0.94     0.65 - 0.90  (15.41) - (15.17)
                                              2001       431   0.889 - 0.897      383        0.05     0.65 - 0.90   (14.44) - (2.61)

  Growth Fund - Class 2 Shares                2004    29,699   0.985 - 0.993   29,363        0.19     0.65 - 0.90      11.55 - 11.82
                                              2003    23,573   0.883 - 0.888   20,889        0.13     0.65 - 0.90      35.57 - 35.99
                                              2002    12,062   0.651 - 0.655    7,881        0.05     0.65 - 0.90  (25.14) - (25.03)
                                              2001     1,481   0.869 - 0.875    1,289        0.02     0.65 - 0.90   (13.45) - (4.79)

  Growth-Income Fund - Class 2 Shares         2004    15,252   1.117 - 1.147   17,314        0.94     0.65 - 0.90        9.40 - 9.66
                                              2003    12,771   1.021 - 1.046   13,240        1.21     0.65 - 0.90      31.23 - 31.57
                                              2002     7,495   0.778 - 0.795    5,914        1.59     0.65 - 0.90  (19.10) - (18.88)
                                              2001       928   0.961 - 0.980      907        0.04     0.65 - 0.90    (6.76) - (0.61)
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets        2004     1,180   1.347 - 1.382    1,620        0.26     0.65 - 0.90      23.81 - 24.06
    Portfolio                                 2003       618   1.088 - 1.114      685          --     0.65 - 0.90      41.67 - 41.91
                                              2002       332   0.768 - 0.785      260        0.17     0.65 - 0.90  (14.67) - (12.09)
                                              2001        79   0.892 - 0.893       70          --     0.65 - 0.85    (9.43) - (3.15)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2004       801   1.328 - 1.330    1,065          --     0.65 - 0.90      20.73 - 33.13

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders            2004     9,804   1.120 - 1.133   11,013        0.22     0.65 - 0.90      10.34 - 10.64
  Portfolio - Initial Shares                  2003     8,450   1.015 - 1.024    8,596        0.03     0.65 - 0.90      30.46 - 30.78
                                              2002     5,900   0.778 - 0.783    4,598        0.04     0.65 - 0.90  (19.88) - (19.61)
                                              2001       460   0.971 - 0.974      448        0.63     0.65 - 0.90      (4.14) - 1.56

  Dreyfus VIF - Appreciation Portfolio -      2004       301   1.225 - 1.230      370        2.14     0.65 - 0.90        4.08 - 4.33
    Initial Shares                            2003       142   1.177 - 1.179      167        5.82     0.65 - 0.90       6.23 - 11.78
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares    2004     4,675   0.992 - 1.009    4,670          --     0.65 - 0.90      10.47 - 10.76
                                              2003     3,579   0.898 - 0.911    3,237          --     0.65 - 0.90      36.06 - 36.38
                                              2002     2,617   0.660 - 0.668    1,740        0.29     0.65 - 0.90  (29.34) - (29.16)
                                              2001       337   0.934 - 0.943      318        0.04     0.65 - 0.90      (9.25) - 0.21

  Mutual Shares Securities Fund - Class 2     2004     1,229   1.354 - 1.359    1,667        0.75     0.65 - 0.90      11.62 - 11.85
    Shares                                    2003       720   1.213 - 1.215      874        0.02     0.65 - 0.90      10.27 - 13.79
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004        85   1.183 - 1.185      100        0.42     0.65 - 0.90      13.75 - 28.11
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004     4,364   1.579 - 1.585    6,895        1.03     0.65 - 0.90      17.47 - 17.76
                                              2003     1,012   1.344 - 1.346    1,361        0.02     0.65 - 0.90      22.18 - 22.83
  Templeton Global Asset Allocation Fund
    - Class 1 Shares                          2004       597           2.538    1,514        3.05            0.90              14.89
                                              2003       627           2.209    1,385        2.72            0.90              31.18
                                              2002       596           1.684    1,003        1.96            0.90             (5.07)
                                              2001       660           1.774    1,171        1.39            0.90            (10.49)
  Templeton Global Income Securities
    Fund - Class 1 Shares                     2004       361           2.076      750       12.20            0.90              14.07
                                              2003       733           1.820    1,335        7.19            0.90              21.58
                                              2002       328           1.497      491        1.02            0.90              20.34
                                              2001       232           1.244      289        3.52            0.90               1.63
  Templeton Growth Securities Fund -
    Class 1 Shares                            2004     4,016   1.249 - 2.639    9,577        1.28     0.65 - 0.90      15.19 - 15.49
                                              2003     3,728   1.084 - 2.291    7,633        1.63     0.65 - 0.90      31.44 - 31.76
                                              2002     3,234   0.824 - 1.743    5,028        4.08     0.65 - 0.90  (19.04) - (18.82)
                                              2001     3,073   1.017 - 2.153    5,874        1.37     0.65 - 0.90    (1.87) - (1.64)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund           2004     2,879   1.105 - 1.108    3,181        0.69     0.65 - 0.90        8.12 - 8.41
                                              2003     2,919           1.022    2,984          --     0.65 - 0.90               2.20
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class I Shares     2004    33,690   0.851 - 0.931   29,899        1.74     0.65 - 0.90        9.52 - 9.85
                                              2003    30,079   0.777 - 0.850   24,303        1.80     0.65 - 0.90      27.06 - 27.36
                                              2002    14,663   0.611 - 0.669    9,283        2.68     0.65 - 0.90  (22.93) - (22.77)
                                              2001     7,428   0.792 - 0.868    6,119        0.88     0.65 - 0.90  (12.94) - (12.64)

  Fundamental Value Portfolio                 2004    16,372   1.215 - 2.413   27,150        0.71     0.65 - 0.90        7.24 - 7.54
                                              2003    14,196   1.132 - 2.250   21,724        0.67     0.65 - 0.90      37.38 - 37.68
                                              2002    12,357   0.824 - 1.637   13,670        1.25     0.65 - 0.90  (22.01) - (21.81)
                                              2001     6,243   1.055 - 2.099    8,460        0.70     0.65 - 0.90    (6.14) - (5.87)

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
JANUS ASPEN SERIES
  Global Technology Portfolio - Service       2004     4,597   0.351 - 0.355    1,623          --     0.65 - 0.90             (0.28)
    Shares                                    2003     4,395   0.352 - 0.356    1,556          --     0.65 - 0.90      45.31 - 45.49
                                              2002     2,957   0.242 - 0.245      720          --     0.65 - 0.90  (41.55) - (41.20)
                                              2001     2,766   0.414 - 0.419    1,150        0.48     0.65 - 0.90  (37.84) - (37.78)

  Mid Cap Growth Portfolio - Service Shares   2004    14,663   0.452 - 0.460    6,682          --     0.65 - 0.90      19.26 - 19.95
                                              2003    11,132   0.379 - 0.385    4,242          --     0.65 - 0.90      33.68 - 33.92
                                              2002     9,079   0.283 - 0.288    2,585          --     0.65 - 0.90  (28.89) - (28.57)
                                              2001     7,291   0.398 - 0.405    2,913          --     0.65 - 0.90  (40.09) - (40.00)

  Worldwide Growth Portfolio - Service        2004     9,897   0.574 - 0.594    5,802        0.95     0.65 - 0.90        3.52 - 3.85
    Shares                                    2003     9,176   0.554 - 0.572    5,188        0.86     0.65 - 0.90      22.57 - 23.01
                                              2002     8,985   0.452 - 0.465    4,142        0.64     0.65 - 0.90  (26.38) - (26.19)
                                              2001     7,050   0.614 - 0.630    4,407        0.35     0.65 - 0.90  (23.35) - (23.17)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004     1,519   1.526 - 1.532    2,321          --     0.65 - 0.90      13.87 - 14.16
                                              2003     1,072   1.340 - 1.342    1,437          --     0.65 - 0.90      18.24 - 22.04
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative     2004    21,115   1.223 - 1.249   26,060        1.88     0.65 - 0.90        3.94 - 4.17
    Class                                     2003    19,781   1.176 - 1.199   23,489        2.81     0.65 - 0.90        4.07 - 4.35
                                              2002    13,369   1.130 - 1.149   15,240        4.05     0.65 - 0.90        8.03 - 8.40
                                              2001     2,064   1.046 - 1.060    2,185        2.44     0.65 - 0.90        1.45 - 5.69
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2004     2,601   1.367 - 1.376    3,564        0.31     0.65 - 0.90      20.65 - 20.91
                                              2003     1,147   1.133 - 1.138    1,302        0.24     0.65 - 0.90      35.85 - 36.29
                                              2002       198   0.834 - 0.835      165        0.07     0.65 - 0.90   (12.76) - (2.46)
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                           2004       192   0.796 - 0.809      155          --     0.65 - 0.90        6.64 - 6.87
                                              2003       239   0.746 - 0.757      180          --     0.65 - 0.90      30.88 - 31.20
                                              2002       148   0.570 - 0.577       85          --     0.65 - 0.90  (30.22) - (25.39)
                                              2001        75   0.824 - 0.825       61          --     0.65 - 0.85  (18.40) - (11.40)
  Putnam VT International Equity Fund -
    Class IB Shares                           2004     4,915   1.039 - 1.078    5,202        1.63     0.65 - 0.90      15.17 - 15.45
                                              2003     6,466   0.902 - 0.936    5,939        0.74     0.65 - 0.90      27.35 - 27.61
                                              2002     4,299   0.707 - 0.735    3,096        0.59     0.65 - 0.90  (18.45) - (18.20)
                                              2001       533   0.867 - 0.901      464          --     0.65 - 0.90   (13.99) - (2.07)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004     2,262   1.400 - 1.410    3,176        0.27     0.65 - 0.90      25.11 - 25.44
                                              2003     1,439   1.119 - 1.124    1,613        0.32     0.65 - 0.90      48.21 - 48.68
                                              2002       487   0.755 - 0.756      368          --     0.65 - 0.90   (26.63) - (9.58)
SCUDDER INVESTMENT VIT FUNDS
  EAFE(R) Equity Index Fund - Class A         2004     9,000   0.803 - 0.849    7,482        2.30     0.65 - 0.90      18.08 - 18.25
    Shares                                    2003     7,042   0.680 - 0.719    4,937        4.21     0.65 - 0.90      32.17 - 32.50
                                              2002     5,824   0.514 - 0.544    3,092        1.59     0.65 - 0.90  (22.29) - (22.02)
                                              2001     3,666   0.661 - 0.700    2,516          --     0.65 - 0.90  (25.40) - (25.25)

  Small Cap Index Fund - Class A Shares       2004     9,595   1.266 - 1.457   13,152        0.42     0.65 - 0.90      16.75 - 16.94
                                              2003     9,519   1.084 - 1.248   11,163        0.85     0.65 - 0.90      45.11 - 45.60
                                              2002     5,172   0.747 - 0.860    4,161        0.79     0.65 - 0.90  (21.32) - (21.14)
                                              2001     2,904   0.948 - 1.093    3,012        0.82     0.65 - 0.90        1.17 - 1.39

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                      2004       256   1.029 - 1.031      264        0.77     0.65 - 0.90        5.00 - 9.91
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value         2004       125   1.024 - 1.025      128        1.55     0.65 - 0.90        3.12 - 7.22
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004     2,879   1.159 - 1.167    3,348        2.59     0.65 - 0.90        5.33 - 5.61
                                              2003     1,740   1.099 - 1.107    1,919        3.79     0.65 - 0.90      25.08 - 25.43
                                              2002     1,029   0.878 - 0.885      906        9.15     0.65 - 0.90    (7.81) - (7.56)
                                              2001       438   0.952 - 0.960      418        1.45     0.65 - 0.90    (3.83) - (1.23)

  Equity Income Portfolio                     2004     9,771   1.136 - 1.158   11,170        1.32     0.65 - 0.90        8.91 - 9.25
                                              2003     9,273   1.043 - 1.060    9,729        1.15     0.65 - 0.90      30.05 - 30.22
                                              2002     5,156   0.802 - 0.814    4,166        1.45     0.65 - 0.90  (14.77) - (14.50)
                                              2001     1,236   0.941 - 0.952    1,173        2.80     0.65 - 0.90    (5.94) - (2.18)

  Large Cap Portfolio                         2004     2,303   0.882 - 0.891    2,039        0.88     0.65 - 0.90        5.50 - 5.82
                                              2003     1,985   0.836 - 0.842    1,663        0.49     0.65 - 0.90      23.49 - 23.82
                                              2002     1,278   0.677 - 0.680      866        0.70     0.65 - 0.90  (23.50) - (23.25)
                                              2001       404   0.884 - 0.886      358        1.14     0.65 - 0.90   (10.52) - (8.85)

  MFS Mid Cap Growth Portfolio                2004     3,777   0.615 - 0.619    2,329          --     0.65 - 0.90      12.98 - 13.37
                                              2003     3,868   0.543 - 0.547    2,106          --     0.65 - 0.90      35.75 - 36.16
                                              2002     2,281   0.400 - 0.402      914          --     0.65 - 0.90  (49.37) - (49.18)
                                              2001       647   0.788 - 0.794      511          --     0.65 - 0.90     (25.80) - 4.06

  Pioneer Fund Portfolio                      2004       578   1.319 - 1.717      934        0.94     0.65 - 0.90      10.13 - 10.43
                                              2003       585   1.197 - 1.559      876        1.62     0.65 - 0.90       8.51 - 22.66
                                              2002       475           1.271      604        7.98            0.90            (30.81)
                                              2001       363           1.837      667        1.92            0.90            (23.71)

  U.S. Government Securities Portfolio        2004    10,167   1.382 - 1.921   17,339        4.65     0.65 - 0.90        5.20 - 5.45
                                              2003     9,249   1.313 - 1.826   15,087        5.41     0.65 - 0.90        1.78 - 2.08
                                              2002     7,361   1.289 - 1.794   11,885        8.30     0.65 - 0.90      12.62 - 12.90
                                              2001     3,389   1.144 - 1.593    4,559        4.21     0.65 - 0.90        4.87 - 5.13

  Zero Coupon Bond Fund Portfolio             2004     1,139   1.279 - 1.605    1,697        4.67     0.65 - 0.90        0.12 - 0.39
    Series 2005                               2003     1,068   1.277 - 1.603    1,578        2.95     0.65 - 0.90        1.46 - 1.74
                                              2002     1,841   1.258 - 1.580    2,784        9.08     0.65 - 0.90       9.80 - 10.01
                                              2001     1,676   1.145 - 1.439    2,292        4.69     0.65 - 0.90        5.42 - 5.80

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004    10,452   0.630 - 1.328    9,975        0.14     0.65 - 0.90        5.53 - 5.82
                                              2003    10,167   0.597 - 1.258    9,370          --     0.65 - 0.90      28.11 - 28.42
                                              2002    10,034   0.466 - 0.982    7,189          --     0.65 - 0.90  (24.58) - (24.39)
                                              2001     8,451   0.617 - 1.302    8,347          --     0.65 - 0.90  (24.43) - (24.24)

  MFS Total Return Portfolio                  2004    13,830   1.340 - 2.286   22,420        2.85     0.65 - 0.90      10.49 - 10.73
                                              2003    12,551   1.212 - 2.069   18,724        2.52     0.65 - 0.90      15.46 - 15.73
                                              2002    10,448   1.049 - 1.792   13,520        6.99     0.65 - 0.90    (6.13) - (5.80)
                                              2001     6,563   1.117 - 1.909    9,433        2.64     0.65 - 0.90    (0.89) - (0.71)

  Pioneer Strategic Income Portfolio          2004     4,282   1.397 - 1.410    6,021        7.43     0.65 - 0.90       9.99 - 10.24
                                              2003     3,872   1.270 - 1.281    4,952        9.41     0.65 - 0.90      18.39 - 18.76
                                              2002     3,098   1.071 - 1.082    3,342       26.72     0.65 - 0.90        4.90 - 5.18
                                              2001     1,856   1.021 - 1.031    1,908        7.97     0.65 - 0.90        3.31 - 3.54

  Smith Barney Aggressive Growth Portfolio    2004    12,224   0.889 - 0.936   11,191          --     0.65 - 0.90        8.95 - 9.22
                                              2003    11,128   0.816 - 0.857    9,336          --     0.65 - 0.90      33.33 - 33.70
                                              2002     9,094   0.612 - 0.641    5,719          --     0.65 - 0.90  (33.23) - (33.16)
                                              2001     2,886   0.916 - 0.959    2,747          --     0.65 - 0.90     (10.87) - 0.00

  Smith Barney High Income Portfolio          2004     7,904   1.174 - 1.466   10,692       10.06     0.65 - 0.90        9.40 - 9.72
                                              2003    10,051   1.072 - 1.340   12,701       21.08     0.65 - 0.90      26.42 - 26.76
                                              2002     2,407   0.848 - 1.060    2,227       27.24     0.65 - 0.90    (4.16) - (3.95)
                                              2001     1,673   0.884 - 1.106    1,664       11.61     0.65 - 0.90    (5.94) - (4.54)
  Smith Barney International All Cap
    Growth Portfolio                          2004       611   0.862 - 0.902      535        1.00     0.65 - 0.90      16.69 - 17.12
                                              2003       717   0.738 - 0.773      543        1.35     0.65 - 0.90      26.31 - 26.62
                                              2002       405   0.584 - 0.612      242        1.34     0.65 - 0.90  (26.35) - (26.10)
                                              2001        75   0.792 - 0.831       61          --     0.65 - 0.90     (11.51) - 7.09

  Smith Barney Large Cap Value Portfolio      2004     9,765   1.048 - 1.794   12,668        2.01     0.65 - 0.90        9.62 - 9.98
                                              2003     8,922   0.956 - 1.636   10,797        1.89     0.65 - 0.90      26.43 - 26.75
                                              2002     8,176   0.755 - 1.294    7,781        4.20     0.65 - 0.90  (26.06) - (25.88)
                                              2001     6,132   1.021 - 1.750    8,307        1.40     0.65 - 0.90    (9.00) - (8.82)
  Smith Barney Large Capitalization
    Growth Portfolio                          2004    17,669   0.820 - 0.834   14,584        0.40     0.65 - 0.90    (0.61) - (0.24)
                                              2003    15,108   0.825 - 0.836   12,532        0.03     0.65 - 0.90      46.28 - 46.67
                                              2002     9,497   0.564 - 0.570    5,386        0.40     0.65 - 0.90  (25.49) - (25.29)
                                              2001     6,518   0.756 - 0.763    4,954          --     0.65 - 0.90  (13.40) - (13.10)

  Strategic Equity Portfolio                  2004    11,840   0.675 - 1.882   14,802        1.46     0.65 - 0.90        9.22 - 9.49
                                              2003    11,659   0.618 - 1.723   13,560          --     0.65 - 0.90      31.33 - 31.50
                                              2002    10,727   0.470 - 1.312    9,779        0.61     0.65 - 0.90  (34.17) - (33.94)
                                              2001    10,229   0.714 - 1.993   14,506        0.19     0.65 - 0.90  (14.13) - (13.94)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004       640   1.474 - 1.480      945        0.57     0.65 - 0.90      16.34 - 16.63
                                              2003       243   1.267 - 1.269      308          --     0.65 - 0.90      11.83 - 14.22

  Emerging Growth Portfolio - Class I         2004     1,870   0.741 - 0.761    1,391          --     0.65 - 0.90        6.01 - 6.41
    Shares                                    2003     1,722   0.699 - 0.717    1,206          --     0.65 - 0.90      26.23 - 26.49
                                              2002     1,327   0.553 - 0.568      736        0.26     0.65 - 0.90  (33.05) - (29.44)
                                              2001       521   0.826 - 0.828      431          --     0.65 - 0.85  (16.31) - (12.01)

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class   2004     5,218   1.215 - 2.727   11,304        1.51     0.65 - 0.90      10.54 - 10.85
                                              2003     5,141   1.098 - 2.467    9,968        1.75     0.65 - 0.90      29.16 - 29.51
                                              2002     5,171   0.850 - 1.910    7,519        1.66     0.65 - 0.90  (17.67) - (17.49)
                                              2001     7,392   1.032 - 2.320   14,521        1.29     0.65 - 0.90    (5.84) - (5.57)

  Growth Portfolio - Initial Class            2004     7,613   0.652 - 2.312   12,487        0.26     0.65 - 0.90        2.44 - 2.81
                                              2003     7,262   0.636 - 2.257   11,595        0.27     0.65 - 0.90      31.68 - 31.96
                                              2002     7,634   0.483 - 1.714    8,932        0.24     0.65 - 0.90  (30.75) - (30.60)
                                              2001     7,210   0.696 - 2.475   12,150        0.07     0.65 - 0.90  (18.41) - (18.15)

  High Income Portfolio - Initial Class       2004     1,742   0.997 - 1.443    2,259        8.32     0.65 - 0.90        8.58 - 8.87
                                              2003     1,804   0.917 - 1.329    2,170        6.66     0.65 - 0.90      26.13 - 26.58
                                              2002     1,603   0.727 - 1.053    1,482       10.07     0.65 - 0.90        2.43 - 2.67
                                              2001     1,557   0.709 - 1.028    1,411        9.94     0.65 - 0.90  (12.51) - (12.22)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial Class     2004     1,307   1.010 - 1.820    2,082        2.80     0.65 - 0.90        4.54 - 4.83
                                              2003     1,475   0.966 - 1.741    2,310        3.71     0.65 - 0.90      16.92 - 17.23
                                              2002     1,496   0.826 - 1.489    2,015        3.81     0.65 - 0.90    (9.54) - (9.29)
                                              2001     1,438   0.913 - 1.646    2,170        3.61     0.65 - 0.90    (4.97) - (4.79)

  Contrafund(R) Portfolio - Service Class     2004     8,601   1.235 - 1.259   10,693        0.22     0.65 - 0.90      14.25 - 14.56
                                              2003     5,661   1.081 - 1.099    6,151        0.16     0.65 - 0.90      27.18 - 27.49
                                              2002     1,682   0.850 - 0.862    1,438        0.23     0.65 - 0.90   (10.15) - (9.93)
                                              2001       304   0.946 - 0.957      290          --     0.65 - 0.90      (4.78) - 0.42
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2         2004     1,469   1.751 - 1.758    2,575          --     0.65 - 0.90      23.55 - 23.80
                                              2003       563   1.417 - 1.420      798          --     0.65 - 0.90      23.91 - 26.63

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                            DREYFUS STOCK INDEX
                                         CAPITAL APPRECIATION FUND         FUND - INITIAL SHARES            MANAGED ASSETS TRUST
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   12,660,678     12,882,619       10,212,212       9,277,941       2,814,344      1,873,419
Units purchased and transferred from
  other funding options ...............    3,191,222      5,156,872        1,857,261       3,231,853       1,146,138      1,897,689
Units redeemed and transferred to
  other funding options ...............   (2,939,388)    (5,378,813)      (2,151,034)     (2,297,582)       (804,089)      (956,764)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   12,912,512     12,660,678        9,918,439      10,212,212       3,156,393      2,814,344
                                        ============   ============     ============    ============    ============   ============

                                                                                                              ALLIANCEBERNSTEIN
                                                                                                               PREMIER GROWTH
                                           MONEY MARKET PORTFOLIO            THE MERGER FUND VL             PORTFOLIO - CLASS B
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   37,379,882     50,772,111               --              --       1,836,943      1,408,551
Units purchased and transferred from
  other funding options ...............   24,972,961     35,984,592        1,214,209              --         440,556        687,162
Units redeemed and transferred to
  other funding options ...............  (33,790,339)   (49,376,821)         (28,449)             --        (517,775)      (258,770)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   28,562,504     37,379,882        1,185,760              --       1,759,724      1,836,943
                                        ============   ============     ============    ============    ============   ============

                                            GLOBAL GROWTH FUND -                GROWTH FUND -                GROWTH-INCOME FUND -
                                               CLASS 2 SHARES                  CLASS 2 SHARES                  CLASS 2 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    3,799,652      2,029,323       23,572,849      12,061,560      12,770,862      7,495,040
Units purchased and transferred from
  other funding options ...............    2,981,305      2,192,165       10,363,312      14,344,285       5,111,626      7,514,830
Units redeemed and transferred to
  other funding options ...............     (578,679)      (421,836)      (4,236,783)     (2,832,996)     (2,630,014)    (2,239,008)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    6,202,278      3,799,652       29,699,378      23,572,849      15,252,474     12,770,862
                                        ============   ============     ============    ============    ============   ============

                                                                               CREDIT SUISSE
                                                                               TRUST EMERGING                 DELAWARE VIP REIT
                                              AYCO GROWTH FUND               MARKETS PORTFOLIO            SERIES - STANDARD CLASS
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............           --      3,228,648          617,533         332,496              --             --
Units purchased and transferred from
  other funding options ...............           --        739,849        1,511,418         410,429         830,930             --
Units redeemed and transferred to
  other funding options ...............           --     (3,968,497)        (948,634)       (125,392)        (30,016)            --
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................           --             --        1,180,317         617,533         800,914             --
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                             DREYFUS VIF FUND -               DREYFUS VIF FUND -
                                             DEVELOPING LEADERS            APPRECIATION PORTFOLIO -           FRANKLIN SMALL CAP
                                         PORTFOLIO - INITIAL SHARES             INITIAL SHARES              FUND - CLASS 2 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    8,449,592      5,900,145          142,222              --       3,579,476      2,617,354
Units purchased and transferred from
  other funding options ...............    2,528,342      3,651,341          188,615         145,720       1,790,796      1,999,277
Units redeemed and transferred to
  other funding options ...............   (1,173,603)    (1,101,894)         (29,442)         (3,498)       (695,328)    (1,037,155)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    9,804,331      8,449,592          301,395         142,222       4,674,944      3,579,476
                                        ============   ============     ============    ============    ============   ============

                                                MUTUAL SHARES               TEMPLETON DEVELOPING              TEMPLETON FOREIGN
                                              SECURITIES FUND -              MARKETS SECURITIES              SECURITIES FUND -
                                               CLASS 2 SHARES              FUND - CLASS 2 SHARES               CLASS 2 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............      720,403             --               --              --       1,012,134             --
Units purchased and transferred from
  other funding options ...............      599,938        733,863           88,422              --       3,464,580      1,021,943
Units redeemed and transferred to
  other funding options ...............      (91,372)       (13,460)          (3,756)             --        (112,232)        (9,809)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,228,969        720,403           84,666              --       4,364,482      1,012,134
                                        ============   ============     ============    ============    ============   ============

                                              TEMPLETON GLOBAL                TEMPLETON GLOBAL                TEMPLETON GROWTH
                                              ASSET ALLOCATION               INCOME SECURITIES               SECURITIES FUND -
                                           FUND - CLASS 1 SHARES           FUND - CLASS 1 SHARES               CLASS 1 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............      626,886        595,627          733,190         328,172       3,728,418      3,234,359
Units purchased and transferred from
  other funding options ...............      110,911        151,458           81,108         543,868       1,104,165      1,112,975
Units redeemed and transferred to
  other funding options ...............     (141,162)      (120,199)        (453,025)       (138,850)       (816,251)      (618,916)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................      596,635        626,886          361,273         733,190       4,016,332      3,728,418
                                        ============   ============     ============    ============    ============   ============

                                                GOLDMAN SACHS             EQUITY INDEX PORTFOLIO -               FUNDAMENTAL
                                            CAPITAL GROWTH FUND                CLASS I SHARES                 VALUE PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    2,919,251             --       30,078,913      14,663,263      14,195,902     12,356,625
Units purchased and transferred from
  other funding options ...............      517,529      2,920,423        8,803,503      19,175,202       4,226,858      4,399,274
Units redeemed and transferred to
  other funding options ...............     (557,962)        (1,172)      (5,192,360)     (3,759,552)     (2,050,301)    (2,559,997)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    2,878,818      2,919,251       33,690,056      30,078,913      16,372,459     14,195,902
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MID CAP GROWTH                 WORLDWIDE GROWTH
                                              GLOBAL TECHNOLOGY             PORTFOLIO - SERVICE             PORTFOLIO - SERVICE
                                         PORTFOLIO - SERVICE SHARES                SHARES                          SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    4,395,499      2,956,538       11,131,807       9,078,756       9,176,194      8,985,188
Units purchased and transferred from
  other funding options ...............    2,131,541      2,470,348        5,548,911       4,638,989       2,644,240      3,800,284
Units redeemed and transferred to
  other funding options ...............   (1,929,648)    (1,031,387)      (2,018,081)     (2,585,938)     (1,923,278)    (3,609,278)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    4,597,392      4,395,499       14,662,637      11,131,807       9,897,156      9,176,194
                                        ============   ============     ============    ============    ============   ============

                                                                                                              PIONEER MID CAP
                                              LAZARD RETIREMENT           TOTAL RETURN PORTFOLIO -         VALUE VCT PORTFOLIO -
                                            SMALL CAP PORTFOLIO             ADMINISTRATIVE CLASS              CLASS II SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,071,877             --       19,781,459      13,369,450       1,147,439        198,234
Units purchased and transferred from
  other funding options ...............      582,609      1,086,298        6,298,942       9,237,154       1,988,516      1,102,903
Units redeemed and transferred to
  other funding options ...............     (135,113)       (14,421)      (4,965,064)     (2,825,145)       (535,079)      (153,698)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,519,373      1,071,877       21,115,337      19,781,459       2,600,876      1,147,439
                                        ============   ============     ============    ============    ============   ============

                                            PUTNAM VT DISCOVERY            PUTNAM VT INTERNATIONAL          PUTNAM VT SMALL CAP
                                               GROWTH FUND -                   EQUITY FUND -                    VALUE FUND -
                                              CLASS IB SHARES                 CLASS IB SHARES                 CLASS IB SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............      238,723        147,630        6,466,341       4,298,876       1,439,262        486,582
Units purchased and transferred from
  other funding options ...............       42,850        128,974          769,870       3,423,589       1,452,148      1,621,597
Units redeemed and transferred to
  other funding options ...............      (89,669)       (37,881)      (2,320,996)     (1,256,124)       (629,142)      (668,917)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................      191,904        238,723        4,915,215       6,466,341       2,262,268      1,439,262
                                        ============   ============     ============    ============    ============   ============

                                            EAFE(R) EQUITY INDEX              SMALL CAP INDEX        MULTIPLE DISCIPLINE PORTFOLIO -
                                           FUND - CLASS A SHARES           FUND - CLASS A SHARES          ALL CAP GROWTH AND VALUE
                                        ---------------------------    ----------------------------  -------------------------------
                                             2004           2003            2004            2003            2004           2003
                                             ----           ----            ----            ----            ----           ----
Units beginning of year ...............    7,042,096      5,824,013       9,519,027       5,172,445              --             --
Units purchased and transferred from
  other funding options ...............    3,781,709      2,327,357       2,753,229       5,452,424         267,260             --
Units redeemed and transferred to
  other funding options ...............   (1,823,322)    (1,109,274)     (2,677,081)     (1,105,842)        (11,160)            --
                                        ------------   ------------    ------------    ------------    ------------   ------------
Units end of year .....................    9,000,483      7,042,096       9,595,175       9,519,027         256,100             --
                                        ============   ============    ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            MULTIPLE DISCIPLINE
                                       PORTFOLIO - BALANCED ALL CAP             CONVERTIBLE
                                             GROWTH AND VALUE               SECURITIES PORTFOLIO          EQUITY INCOME PORTFOLIO
                                       ----------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............           --             --        1,739,858       1,029,460       9,272,582      5,156,044
Units purchased and transferred from
  other funding options ...............      133,855             --        1,566,233       1,042,672       2,445,699      5,082,510
Units redeemed and transferred to
  other funding options ...............       (8,486)            --         (427,507)       (332,274)     (1,947,195)      (965,972)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................      125,369             --        2,878,584       1,739,858       9,771,086      9,272,582
                                        ============   ============     ============    ============    ============   ============

                                                                                 MFS MID CAP
                                             LARGE CAP PORTFOLIO              GROWTH PORTFOLIO             PIONEER FUND PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,984,871      1,277,925        3,867,925       2,280,661         585,404        475,045
Units purchased and transferred from
  other funding options ...............      645,525        962,927        1,731,041       2,293,419         139,639        227,934
Units redeemed and transferred to
  other funding options ...............     (327,048)      (255,981)      (1,822,342)       (706,155)       (146,924)      (117,575)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    2,303,348      1,984,871        3,776,624       3,867,925         578,119        585,404
                                        ============   ============     ============    ============    ============   ============

                                               U.S. GOVERNMENT             ZERO COUPON BOND FUND                AIM CAPITAL
                                            SECURITIES PORTFOLIO           PORTFOLIO SERIES 2005           APPRECIATION PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    9,248,637      7,361,470        1,067,779       1,840,842      10,166,815     10,034,332
Units purchased and transferred from
  other funding options ...............    2,498,323      5,035,257          168,121         346,689       2,721,067      3,593,450
Units redeemed and transferred to
  other funding options ...............   (1,580,012)    (3,148,090)         (96,810)     (1,119,752)     (2,435,848)    (3,460,967)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   10,166,948      9,248,637        1,139,090       1,067,779      10,452,034     10,166,815
                                        ============   ============     ============    ============    ============   ============

                                                  MFS TOTAL                   PIONEER STRATEGIC           SMITH BARNEY AGGRESSIVE
                                              RETURN PORTFOLIO                INCOME PORTFOLIO               GROWTH PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   12,551,449     10,448,081        3,872,081       3,097,783      11,127,526      9,093,507
Units purchased and transferred from
  other funding options ...............    3,609,147      5,239,468        1,269,673       2,464,845       2,935,485      3,875,910
Units redeemed and transferred to
  other funding options ...............   (2,330,937)    (3,136,100)        (859,454)     (1,690,547)     (1,838,595)    (1,841,891)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   13,829,659     12,551,449        4,282,300       3,872,081      12,224,416     11,127,526
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                 SMITH BARNEY
                                             SMITH BARNEY HIGH              INTERNATIONAL ALL CAP            SMITH BARNEY LARGE
                                             INCOME PORTFOLIO                  GROWTH PORTFOLIO             CAP VALUE PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   10,050,503      2,406,999          716,986         404,578       8,922,044      8,176,027
Units purchased and transferred from
  other funding options ...............    7,246,634      8,526,043          151,939         715,551       2,546,894      3,202,931
Units redeemed and transferred to
  other funding options ...............   (9,392,680)      (882,539)        (257,953)       (403,143)     (1,704,007)    (2,456,914)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    7,904,457     10,050,503          610,972         716,986       9,764,931      8,922,044
                                        ============   ============     ============    ============    ============   ============

                                             SMITH BARNEY LARGE
                                           CAPITALIZATION GROWTH                                            COMSTOCK PORTFOLIO -
                                                 PORTFOLIO               STRATEGIC EQUITY PORTFOLIO           CLASS II SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   15,107,867      9,497,243       11,659,057      10,726,770         242,959             --
Units purchased and transferred from
  other funding options ...............    5,600,729      7,843,574        2,716,079       4,098,592         496,749        250,435
Units redeemed and transferred to
  other funding options ...............   (3,039,961)    (2,232,950)      (2,535,111)     (3,166,305)        (99,833)        (7,476)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   17,668,635     15,107,867       11,840,025      11,659,057         639,875        242,959
                                        ============   ============     ============    ============    ============   ============

                                             EMERGING GROWTH
                                               PORTFOLIO -                     EQUITY - INCOME               GROWTH PORTFOLIO -
                                              CLASS I SHARES             PORTFOLIO - INITIAL CLASS             INITIAL CLASS
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,721,825      1,326,941        5,141,362       5,170,770       7,262,473      7,634,389
Units purchased and transferred from
  other funding options ...............      582,374        685,748          912,110       1,204,430       1,666,448      2,175,924
Units redeemed and transferred to
  other funding options ...............     (434,579)      (290,864)        (835,532)     (1,233,838)     (1,316,045)    (2,547,840)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,869,620      1,721,825        5,217,940       5,141,362       7,612,876      7,262,473
                                        ============   ============     ============    ============    ============   ============

                                                 HIGH INCOME                    ASSET MANAGER            CONTRAFUND(R) PORTFOLIO -
                                         PORTFOLIO - INITIAL CLASS       PORTFOLIO - INITIAL CLASS             SERVICE CLASS
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,803,769      1,602,533        1,474,879       1,495,632       5,660,605      1,681,569
Units purchased and transferred from
  other funding options ...............      214,308        688,023          174,656         230,162       3,620,993      4,469,626
Units redeemed and transferred to
  other funding options ...............     (276,341)      (486,787)        (342,160)       (250,915)       (680,229)      (490,590)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,741,736      1,803,769        1,307,375       1,474,879       8,601,369      5,660,605
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            MID CAP PORTFOLIO -
                                              SERVICE CLASS 2                     COMBINED
                                        ---------------------------     ----------------------------
                                             2004           2003             2004            2003
                                             ----           ----             ----            ----
Units beginning of year ...............      562,666             --      379,072,988     293,793,566
Units purchased and transferred from
  other funding options ...............    1,224,178        573,108      152,405,429     208,134,215
Units redeemed and transferred to
  other funding options ...............     (318,058)       (10,442)    (114,083,274)   (122,854,793)
                                        ------------   ------------     ------------    ------------
Units end of year .....................    1,468,786        562,666      417,395,143     379,072,988
                                        ============   ============     ============    ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Life Insurance Contracts of The Travelers Fund UL II for Variable Life
Insurance:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund UL II for Variable Life Insurance or shares of Fund UL II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund UL II for Variable Life Insurance product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


FNDULII (Annual) (12-04) Printed in U.S.A.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-11843S-TLAC                                                           May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 27.      EXHIBITS

     EXHIBIT
      LETTER      DESCRIPTION

        a. Resolution of the Board of Directors of The Travelers Life and Annuity Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Registration Statement on Form S-6 filed November 2, 1995.)

        b.        Not applicable.

       c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit c.1 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

       c.2. Selling Agreement, including sales commissions. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        d. Form of Variable Life Insurance Policy. (Incorporated herein by reference to Exhibit d to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

       d.1. Riders. (Incorporated herein by reference to Exhibit d.2 thru d.11 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7th ,2003.)

        e.        Form of Application for Variable Life Insurance Policy.
                  (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

       f.1. Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       f.2. By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

        g. Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7th, 2003.)

        h. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

        i.        Not applicable.

        j.        None.

        k. Opinion of Counsel regarding the legality of securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

        l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit l to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

        m.        Calculations. Filed herewith.

        n. Other Opinions. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        o.        Omitted Financial Statements. Not applicable.

        p.        Initial Capital Agreements. Not applicable.

        q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

       r.1. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatories for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit r.1 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       r.2. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatories for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit r. 2 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-63927, filed April 29, 2005.)

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL      POSITIONS AND OFFICES
BUSINESS ADDRESS        WITH INSURANCE COMPANY

George C. Kokulis       Director, Chairman, President and Chief Executive
                        Officer

Glenn D. Lammey         Director, Senior Executive Vice President, Chief
                        Financial Officer,
                        Chief Accounting Officer

Kathleen L. Preston     Director and Executive Vice President

Edward W. Cassidy       Director and Executive Vice President

Brendan M. Lynch        Executive Vice President

David P. Marks          Executive Vice President and Chief Investment Officer

Winnifred Grimaldi      Senior Vice President

Marla Berman Lewitus    Director, Senior Vice President and General Counsel

William P. Krivoshik    Director, Senior Vice President and Chief Information
                        Officer

David A. Golino         Vice President and Controller

Donald R. Munson, Jr.   Vice President

Mark Remington          Vice President

Tim W. Still            Vice President

Bennett Kleinberg       Vice President

Dawn Fredette           Vice President

George E. Eknaian       Vice President and Chief Actuary

Linn K. Richardson      Second Vice President and Actuary

Paul Weissman           Second Vice President and Actuary

Ernest J.Wright         Vice President and Secretary

Kathleen A. McGah       Assistant Secretary and Deputy General Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 30.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC

       One Cityplace

       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL                 POSITIONS AND OFFICES
       BUSINESS ADDRESS                   WITH UNDERWRITER

       Kathleen L. Preston                Board of Manager

       Glenn D. Lammey                    Board of Manager

       William F. Scully III              Board of Manager

       Donald R. Munson, Jr.              Board of Manager, President, Chief
                                          Executive Officer and Chief Operating
                                          Officer

       Tim W. Still                       Vice President

       Anthony Cocolla                    Vice President

       John M. Laverty                    Treasurer and Chief Financial Officer

       Stephen E. Abbey                   Chief Compliance Officer

       Alison K. George                   Director and Chief Advertising
                                          Compliance Officer

       Ernest J. Wright                   Secretary

       Kathleen A. McGah                  Assistant Secretary

       William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c) Travelers Distribution LLC ("TDLLC"), as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with TDLLC.

         Tower Square Securities, Inc. provides certain limited services to TDLLC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the NASD. Tower Square Securities, Inc. allocates such expenses to TDLLC.

ITEM 32.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company

       One Cityplace

       Hartford, Connecticut  06103-3415

ITEM 33.      MANAGEMENT SERVICES

Not Applicable.

ITEM 34.      FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration under Rule 485(b) has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2005.


              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                          By: *GLENN D. LAMMEY
                              --------------------------------------------------
                              Glenn D. Lammey, Chief Financial Officer,
                              Chief Accounting Officer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2005.


*GEORGE C. KOKULIS                 Director, President and Chief Executive
--------------------------         Officer (Principal Executive Officer)
 (George C. Kokulis)

*GLENN D. LAMMEY                   Director, Chief Financial Officer, Chief
--------------------------         Accounting Officer (Principal Financial
(Glenn D. Lammey)                  Officer)



*MARLA BERMAN LEWITUS              Director, Senior Vice President and General
--------------------------         Counsel
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON               Director and Executive Vice President
--------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                 Director and Executive Vice President
--------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK              Director, Senior Vice President and Chief
--------------------------         Information Officer
(William P. Krivoshik)



By:  /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT
LETTER      DESCRIPTION
  m.        Calculations.
  n.        Consent of KPMG LLP, Independent Registered Public Accounting Firm.